As filed with the Securities and Exchange                     File No. 033-59749
Commission on April 18, 2003                                  File No. 811-08582

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 15 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

         Variable Annuity Account I of ING Insurance Company of America

                        ING Insurance Company of America

                              Corporate Center One
           2202 North Westshore Boulevard, Suite 350, Tampa, FL 33607

        Depositor's Telephone Number, including Area Code (860) 723-2260


--------------------------------------------------------------------------------

     Linda E. Senker, Counsel               CC: Kimberly J. Smith, Chief Counsel
          ING Americas                                  ING Americas
        Legal Department                              Legal department
      1475 Dunwoody Drive                           1475 Dunwoody Drive
     West Chester, PA 19308                        West Chester, PA 19308
        (610-425-4139)                                  (610-425-3427)

                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                   immediately upon filing pursuant to paragraph (b) of Rule 485
         --------

           X       on May 1, 2003, pursuant to paragraph (b) of Rule 485
         --------

                                     PART A


                       CONTRACT PROSPECTUS -- MAY 1, 2003
--------------------------------------------------------------------------------

THE CONTRACTS. The contracts described in this prospectus are group or individual "ING Marathon Plus" deferred variable annuity contracts issued by ING Insurance Company of America (formerly known as Aetna Insurance Company of America) (the "Company", "we", "us", "our"). They are issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans.

Prior to May 1, 1998, the contracts were available as tax deferred annuities as described under section 401(a) of the Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p).

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.

TABLE OF CONTENTS ... PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

--------------------------------------------------------------------------------
THE FUNDS

o    Calvert Social Balanced Portfolio
o    Fidelity(R) VIP Asset ManagerSM Portfolio (Initial Class)
o    Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)
o    Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
o    Fidelity(R) VIP Growth Portfolio (Initial Class)
o    Fidelity(R) VIP High Income Portfolio (Initial Class)
o    Fidelity(R) VIP Index 500 Portfolio (Initial Class)
o    Fidelity(R) VIP Overseas Portfolio (Initial Class)
o    ING JPMorgan Fleming International Portfolio (Initial Class)
o    ING MFS Capital Opportunities Portfolio (Initial Class)
o    ING MFS Research Equity Portfolio (Initial Class) (1)
o    ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)
o    ING T. Rowe Price Growth Equity Portfolio (Initial Class)
o    ING VP Balanced Portfolio, Inc. (Class R)
o    ING VP Bond Portfolio (Class R)
o    ING VP Growth and Income Portfolio (Class R)
o    ING VP Growth Portfolio (Class R)
o    ING VP Index Plus LargeCap Portfolio (Class R)
o    ING VP International Equity Portfolio (Class R)
o    ING VP Money Market Portfolio (Class R)
o    ING VP Small Company Portfolio (Class R)
o    ING VP Strategic Allocation Balanced Portfolio (Class R)
o    ING VP Strategic Allocation Growth Portfolio (Class R)
o    ING VP Strategic Allocation Income Portfolio (Class R)
o    ING VP Technology Portfolio (Class R)
o    ING VP Value Opportunity Portfolio (Class R)
o    Janus Aspen Balanced Portfolio (Institutional Shares)
o    Janus Aspen Flexible Income Portfolio (Institutional Shares)
o    Janus Aspen Growth Portfolio (Institutional Shares)
o    Janus Aspen Mid Cap Growth Portfolio (Institutional Shares) (1)
o    Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
o    MFS(R)Strategic Income Series (Initial Class)
o    MFS(R)Total Return Series (Initial Class)
o    Oppenheimer Aggressive Growth Fund/VA
o    Oppenheimer Global Securities Fund/VA
o    Oppenheimer Main Street Fund/VA
o    Oppenheimer Strategic Bond Fund/VA
--------------------------------------------------------------------------------

(1) Effective May 1, 2003 this fund has changed its name to the name listed above. See Appendix III for a complete list of former and current fund names.

IICA Marathon Plus - 126067

THE FUNDS. Information about the funds in which the subaccounts invest is located in Appendix III--Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-366-0066. READ THIS PROSPECTUS IN CONJUNCTION WITH THE FUND PROSPECTUSES, AND RETAIN THE PROSPECTUSES FOR FUTURE REFERENCE.

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2003, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permittheir sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

FIXED INTEREST OPTIONS.

>    IICA Guaranteed Account (the Guaranteed Account)

>    Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

IICA Marathon Plus - 126067

TABLE OF CONTENTS

--------------------------------------------------------------------------------
CONTRACT OVERVIEW............................................................  4
Contract Design
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Sending Additional Purchase Payments (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase....................  5
--------------------------------------------------------------------------------

FEES TABLE...................................................................  6

CONDENSED FINANCIAL INFORMATION.............................................. 12

INVESTMENT OPTIONS........................................................... 12

TRANSFERS AMONG INVESTMENT OPTIONS........................................... 14

PURCHASE AND RIGHTS.......................................................... 15

RIGHT TO CANCEL.............................................................. 18

FEES ........................................................................ 19

YOUR ACCOUNT VALUE........................................................... 24

WITHDRAWALS.................................................................. 26

SYSTEMATIC DISTRIBUTION OPTIONS.............................................. 28

DEATH BENEFIT................................................................ 29

THE INCOME PHASE............................................................. 34

TAXATION..................................................................... 38

OTHER TOPICS................................................................. 45

The Company -- Variable Annuity Account I -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract Modifications -- Transfer of
Ownership: Assignment -- Involuntary Terminations -- Legal Matters and
Proceedings

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.......................... 51

APPENDIX I-- IICA GUARANTEED ACCOUNT......................................... 52

APPENDIX II-- FIXED ACCOUNT.................................................. 55

APPENDIX III-- DESCRIPTION OF UNDERLYING FUNDS............................... 56

APPENDIX IV-- CONDENSED FINANCIAL INFORMATION................................ 78

IICA Marathon Plus - 126067

CONTRACT OVERVIEW
--------------------------------------------------------------------------------

[sidebar]

QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your sales representative or write or call the Company's Customer Service Center at:

     P.O. Box 9271
     Des Moines, IA 50306-9271
     1-800-366-0066

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.

If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

SENDING ADDITIONAL PURCHASE PAYMENTS.

Use one of the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:

     ING

     Attn: Customer Service
     P.O. Box 9271
     Des Moines, IA 50306-9271

If using express mail:

     ING

     Attn: Customer Service
     909 Locust Street
     Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

[end sidebar]

The following is intended as a summary. Please read each section of this prospectus for additional detail.

--------------------------------------------------------------------------------
                                 CONTRACT DESIGN
--------------------------------------------------------------------------------

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

--------------------------------------------------------------------------------
                                 CONTRACT FACTS
--------------------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right To Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 401(a), 403(b) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

USE OF AN ANNUITY CONTRACT IN AN IRA OR OTHER QUALIFIED PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."

IICA Marathon Plus - 126067

--------------------------------------------------------------------------------
                                 CONTRACT PHASES
--------------------------------------------------------------------------------

I.   THE ACCUMULATION PHASE (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following Investment options:

(a)  Fixed Interest Options; or

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

                                  ------------
                                   Payments to
                                  Your Account
                                  ------------
                                    Step 1|
                        --------------------------------
                        ING Insurance Company of America
                        --------------------------------
                        (a)|         Step 2         (b)|
                      --------          -----------------------------
                      Options                  VARIABLE ANNUITY
                       Fixed                  SEPARATE ACCOUNT I
                      Interest
                      --------            Variable Investment Options
                                        -----------------------------
                                                THE SUBACCOUNTS
                                        -----------------------------
                                          A           B          ETC.
                                        -----------------------------
                                          |  Step 3   |
                                        ------------------
                                        Mutual      Mutual
                                        Fund A      Fund B
                                        ------------------

II.  THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

>    Receive income phase payments for a specified period of time or for life;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an income phase option that provides for payments to your beneficiary; or

> Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

IICA Marathon Plus - 126067

FEE TABLE
--------------------------------------------------------------------------------

[sidebar]

IN THIS SECTION:

>    Maximum Transaction Fees

>    Maximum Fees Deducted from Investments in the Separate Account

>    Fees Deducted by the Funds

>    Hypothetical Examples

ALSO SEE THE "FEES" SECTION FOR:

>    How, When and Why Fees are Deducted

>    Reduction, Waiver and/or Elimination of Certain Fees

>    Premium and Other Taxes

[end sidebar]

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See "The Income Phase" for the different fees that may apply after you begin receiving payments under the contract.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE
(As a percentage of the purchase payments withdrawn.)

--------------------------------------------------------------------------------
                    CONTRACTS OTHER THAN ROTH IRA CONTRACTS:
--------------------------------------------------------------------------------
             YEARS FROM RECEIPT                 EARLY WITHDRAWAL
             OF PURCHASE PAYMENT                     CHARGE

                Less than 2                            7%
         2 or more but less than 4                     6%
         4 or more but less than 5                     5%
         5 or more but less than 6                     4%
         6 or more but less than 7                     3%
                 7 or more                             0%
--------------------------------------------------------------------------------
                              ROTH IRA CONTRACTS: 1
--------------------------------------------------------------------------------
                 COMPLETED                      EARLY WITHDRAWAL
               ACCOUNT YEARS                         CHARGE

                Less than 1                            5%
         1 or more but less than 2                     4%
         2 or more but less than 3                     3%
         3 or more but less than 4                     2%
         4 or more but less than 5                     1%
                 5 or more                             0%
--------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE ..............................................   $ 30.002
TRANSFER CHARGE .....................................................   $  0.003
--------------------------------------------------------------------------------

IICA Marathon Plus - 126067

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

>    Contracts other than Roth IRA Contracts Issued before May 1, 1998

     Mortality and Expense Risk Charge                                    1.25%4
     Administrative Expense Charge                                        0.15%
                                                                          -----
     Total Separate Account Expenses                                      1.40%
                                                                          =====
>    Roth IRA Contracts and Contracts Issued on or after May 1, 1998
     Mortality and Expense Risk Charge                                    1.10%4
     Administrative Expense Charge                                        0.15%
                                                                          -----
     Total Separate Account Expenses                                      1.25%
                                                                          =====

1 If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

2 The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees-- Annual Maintenance Fee."

3 During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."

4 Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees-- Mortality and Expense Risk Charge."

AMOUNT DURING THE INCOME PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

>    All Contracts
     Mortality and Expense Risk Charge                                    1.25%4
     Administrative Expense Charge                                 0.00%--0.25%5
                                                                   ------------
     Total Separate Account Expenses                               1.25%--1.50%
                                                                   ============

4 Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees-- Mortality and Expense Risk Charge."

5 We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "The Income Phase-- Charges Deducted."

IICA Marathon Plus - 126067

FEES DEDUCTED BY THE FUNDS

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are based on expenses for the Trust or Fund's most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

--------------------------------------------------------------------------------
TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES 1              MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service       0.33%       1.46%
(12b-1) fees*, and other expenses):
--------------------------------------------------------------------------------

* The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

1 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.28% and 1.15%. The Fund having the minimum expense percentage is subject to a fee waiver or expense reimbursement arrangement which may be discontinued by the Fund's manager at any time. The Fund having the maximum expense percentage is subject to a fee waiver or expense reimbursement arrangement which will continue through at least December 31, 2003.

EXAMPLES

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, applicable to each type of contract, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

IICA Marathon Plus - 126067

FOR CONTRACTS OTHER THAN ROTH IRA CONTRACTS

--------------------------------------------------------------------------------
1) If you withdraw your entire account value at the end of the applicable time period:
--------------------------------------------------------------------------------
          1 year          3 years          5 years          10 years
           $922            $1,436           $1,888           $3,231
--------------------------------------------------------------------------------
2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
--------------------------------------------------------------------------------
          1 year          3 years          5 years          10 years
           $294              $900           $1,532           $3,231
--------------------------------------------------------------------------------

FOR ROTH IRA CONTRACTS

--------------------------------------------------------------------------------
1) If you withdraw your entire account value at the end of the applicable time period:
--------------------------------------------------------------------------------
          1 year          3 years          5 years          10 years
           $638            $1,034           $1,458           $3,088
--------------------------------------------------------------------------------
2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
--------------------------------------------------------------------------------
          1 year          3 years          5 years          10 years
           $279              $856           $1,458           $3,088
--------------------------------------------------------------------------------

* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

IICA Marathon Plus - 126067

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

> MUTUAL FUND (FUND) DESCRIPTIONS: We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company", by accessing the SEC's web site, or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. If available in your state, the IICA Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

IICA Marathon Plus - 126067

--------------------------------------------------------------------------------
SELECTING INVESTMENT OPTIONS

o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.
--------------------------------------------------------------------------------

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING). "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>    Shared--bought by more than one company.

>    Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

IICA Marathon Plus - 126067

                       TRANSFERS AMONG INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time; and (3) not accepting transfer requests transmitted by phone, facsimile or by other electronic means.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic Instructions we believe to be genuine. If a loss occurs when rely on such instructions, you will bear the loss.

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

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

PURCHASE AND RIGHTS
--------------------------------------------------------------------------------

HOW TO PURCHASE

> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics -- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

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

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4. Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in Pennsylvania).

YOUR RIGHTS UNDER THE CONTRACT

>    Individual Contracts. You have all contract rights.

> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

>    One lump sump;

>    Periodic payments; or

>    Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment.

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

PURCHASE PAYMENT AMOUNTS.

The minimum initial purchase payment amounts are as follows:

--------------------------------------------------------------------------------
                                             NONQUALIFIED              QUALIFIED
--------------------------------------------------------------------------------
Minimum Initial Purchase Payment                $5,000                   $1,500
--------------------------------------------------------------------------------

Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL
--------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Service Center along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

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                                       15

FEES
--------------------------------------------------------------------------------

[sidebar]

TYPES OF FEES

There are four types of fees or deductions that may affect your account.

TRANSACTION FEES

>    Early Withdrawal Charge

>    Annual Maintenance Fee

>    Transfer Charge

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

>    Mortality and Expense Risk Charge

>    Administrative Expense Charge

FEES DEDUCTED BY THE FUNDS

>    Investment Advisory Fees

>    Other Expenses

PREMIUM AND OTHER TAXES

[end sidebar]

The following repeats and adds to information provided in the "Fees and Expenses" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, where you requested a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES

--------------------------------------------------------------------------------
                    CONTRACTS OTHER THAN ROTH IRA CONTRACTS:
--------------------------------------------------------------------------------
             YEARS FROM RECEIPT                 EARLY WITHDRAWAL
             OF PURCHASE PAYMENT                     CHARGE

                Less than 2                            7%
         2 or more but less than 4                     6%
         4 or more but less than 5                     5%
         5 or more but less than 6                     4%
         6 or more but less than 7                     3%
                 7 or more                             0%
--------------------------------------------------------------------------------
                              ROTH IRA CONTRACTS: 1
--------------------------------------------------------------------------------
                 COMPLETED                      EARLY WITHDRAWAL
               ACCOUNT YEARS                         CHARGE

                Less than 1                            5%
         1 or more but less than 2                     4%
         2 or more but less than 3                     3%
         3 or more but less than 4                     2%
         4 or more but less than 5                     1%
                 5 or more                             0%
--------------------------------------------------------------------------------

1 If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

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                                       16

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less than:

> Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or

> Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

>    Used to provide income phase payments to you;

> Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

> Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date (see "Systematic Distribution Options");

>    Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

> If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your

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                                       17

> account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or

> Paid upon termination of your account by us (see "Other Topics -- Involuntary Terminations").

NURSING HOME WAIVER. You may withdraw all or a portion of your account value without an early withdrawal charge if:

>    More than one year has elapsed since the account effective date;

> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and

> The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00
WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

o    Contracts other than Roth IRAs Issued before May 1, 1998              1.25%

o    Contracts Issued on or after May 1, 1998, and all Roth IRA            1.10%
     Contracts

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See "The Income Phase - Charges Deducted."

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

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

>    The size and type of group to whom the contract is offered;

>    The amount of expected purchase payments;

> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

>    The type and frequency of administrative and sales services provided; or

>    The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for

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

certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee and other expenses. For a list of fund fees, see "Fee Table - Fees Deducted by the Funds." The fees are described in more detail in each fund prospectus.

The Company receives compensation from a fund or its affiliate (other than the ING Partners, Inc. of which the Company is the investment adviser) for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. The amount of such additional payments can range up to 0.425% of average net assets held in a fund by the Company. The fees are described in more detail in each fund prospectus.

MAXIMUM AMOUNT. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.

WHEN/HOW. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

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

YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------

During the accumulation phase your account value at any given time equals:

>    The current dollar value of amounts invested in the subaccounts; plus

> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. eastern time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation; minus

> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>    The total value of the subaccount's units at the preceding valuation; minus

> A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as guarantee charges for the ING GET U.S. Core Portfolio. See "Fees."

The net investment rate may be either positive or negative.

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

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount I. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

STEP 1: You make an initial purchase payment of $5000.

STEP 2:

A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10
     AUV).

B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount I ($2,000 divided by the current $20
     AUV).

STEP 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

                             -----------------------
                             $5,000 Purchase Payment
                             -----------------------
                                     STEP 1 |
                        --------------------------------
                        ING Insurance Company of America
                        --------------------------------
                                     STEP 2 |
                     --------------------------------------
                           Variable Annuity Account I
                     --------------------------------------
                     Subaccount A     Subaccount B     Etc.
                         300              100
                     accumulation     accumulation
                        units            units
                     --------------------------------------
                          |    STEP 3      |
                       ------           ------
                       Mutual           Mutual
                       Fund A           Fund B
                       ------           ------

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

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

WITHDRAWALS
--------------------------------------------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL

>    Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

> Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options bear to your total account value.

>    Properly complete a disbursement form and deliver it to our Service Center.

RESTRICTIONS ON WITHDRAWALS FROM 403(B) PLAN ACCOUNTS.

Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Service Center.

[sidebar]

TAXES, FEES AND DEDUCTIONS

Amounts withdrawn may be subject to one or more of the following:

>    Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>    Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")

> Market Value Adjustment for amounts held in the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus)

>    Tax Penalty (see "Taxation")

>    Tax Withholding (see "Taxation")

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

[end sidebar]

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DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

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

SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

> SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

> ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

> LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees - Early Withdrawal Charge - Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

[sidebar]

FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION

A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

[end sidebar]

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DEATH BENEFIT
--------------------------------------------------------------------------------

[sidebar]

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

TERMS TO UNDERSTAND:

ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Service Center. Please contact our Service Center to learn what information is required for a request for payment to be in good order.

CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

MARKET VALUE ADJUSTMENT: An adjustment that may be made to amounts withdrawn from the Guaranteed Account. The adjustment may be positive or negative.

[end sidebar]

DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES DEATH BENEFIT PROCEEDS? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview-- Questions: Contacting the Company."

DEATH BENEFIT AMOUNT

MINIMUM GUARANTEED DEATH BENEFIT. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1)  The account value on the claim date; or

(2) The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

DETERMINING THE MINIMUM GUARANTEED DEATH BENEFIT. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant's 85th birthday) and equals the greater of:

(a) The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

(b)  Your account value on that account anniversary.

After the annuitant's 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant's 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

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DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the minimum guaranteed death benefit is greater than your account value on the claim date, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the minimum guaranteed death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

ALTERNATIVE DEATH BENEFIT. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1) The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

(2) The highest account value on any account anniversary until the account anniversary immediately before the annuitant's 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

(3)  The account value as of the date of death.

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DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

> Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation--Minimum Distribution
     Requirements"));

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>    Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

> Elect SWO or ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

     As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

     (a)  Continue the contract in the accumulation phase;

     (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

     (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

     If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

     In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies

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

[sidebar]

We may have used the following terms in prior prospectuses:

ANNUITY PHASE--Income Phase

ANNUITY OPTION--Income Phase Payment Option

ANNUITY PAYMENT--Income Phase Payment

[end sidbar]

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

THE INCOME PHASE
--------------------------------------------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

>    Payment start date;

> Income phase payment option (see the income phase payment options table in this section);

>    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed, variable or a combination of both fixed and variable payments; and

> Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

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ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

>    A first income phase payment of at least $50; and

>    Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)  The first day of the month following the annuitant's 85th birthday; or

(b) The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a)  The life of the annuitant;

(b)  The joint lives of the annuitant and beneficiary;

(c)  A guaranteed period greater than the annuitant's life expectancy; or

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.

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CHARGES DEDUCTED. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

INCOME PHASE PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

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--------------------------------------------------------------------------------
LIFETIME INCOME PHASE PAYMENT OPTIONS
--------------------------------------------------------------------------------
Life Income         LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.

                    DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
--------------------------------------------------------------------------------
Life Income--       LENGTH OF PAYMENTS: For as long as the annuitant lives, with
Guaranteed          payments guaranteed for your choice of 5 to 30 years or as
Payments            otherwise specified in the contract.

                    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives.
Two Lives           It is possible that only one payment will be made if both
                    annuitants die before the second payment's due date.

                    CONTINUING PAYMENTS: When you select this option you choose for:

                    (a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

                    (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

                    DEATH BENEFIT-- NONE: All payments end upon the death of both annuitants.

Life Income --      LENGTH OF PAYMENTS: For as long as either annuitant lives,
Two Lives --        with payments guaranteed from 5 to 30 years or as otherwise
Guaranteed          specified in the contract.
Payments
                    CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the first death.

                    DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: If both
                    annuitants die before we have made all the guaranteed
                    payments, we will continue to pay the beneficiary the
                    remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the
                    remaining guaranteed payments.
--------------------------------------------------------------------------------
Life Income--       LENGTH OF PAYMENTS: For as long as the annuitant lives.
Cash Refund
Option (limited     DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: Following the
availability --     annuitant's death, we will pay a lump-sum payment equal to
fixed payment       the amount originally applied to the income phase payment
only)               option (less any premium tax) and less the total amount of income payments paid.
--------------------------------------------------------------------------------
Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives.
Two Lives--Cash
Refund Option       CONTINUING PAYMENTS: 100% of the payment to continue after
(limited            the first death.
availability--
fixed payment       DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: When both
only)               annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of income payments
                    paid.
--------------------------------------------------------------------------------
NONLIFETIME INCOME PHASE PAYMENT OPTION
--------------------------------------------------------------------------------
Nonlifetime--       LENGTH OF PAYMENTS: You may select payments for 5 to 30
Guaranteed          years. In certain cases a lump-sum payment may be requested
Payments            at any time (see below). DEATH

                    BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
--------------------------------------------------------------------------------
LUMP-SUM PAYMENt: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Service Center.
--------------------------------------------------------------------------------
CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).
--------------------------------------------------------------------------------

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TAXATION
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Variable Annuity Account I, through the subaccounts, will satisfy these diversification requirements.

INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Variable Annuity Account I assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Variable Annuity Account I assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Variable Annuity Account I assets supporting the Contract.

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     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below. The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such adjustment. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

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     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified
Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified

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retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must Be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements

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applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

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If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

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If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary Salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar

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year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken.
If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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OTHER TOPICS
--------------------------------------------------------------------------------

THE COMPANY

ING Insurance Company of America (the Company, we, us, our) issues the contract described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. We are an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Prior to May 1, 2002, the Company was known as Aetna Insurance Company of America.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                             5100 West Lemon Street
                                    Suite 213
                              Tampa, Florida 33609

VARIABLE ANNUITY ACCOUNT I

We established Variable Annuity Account I (the separate account) in 1994 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

CONTRACT DISTRIBUTION

The Company's affiliate, ING Financial Advisers, LLC ("ING Financial") (prior to May 1, 2002 known as Aetna Investment Services, LLC), serves as the principal underwriter for the contract. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contract is offered to the public by individuals who are registered representatives of ING Financial or other broker-dealers which have entered into a selling arrangement with ING Financial. We refer to ING Financial and the other broker-dealers selling the contract as "distributors."

ING Financial may also enter into these arrangements with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions.

We refer to ING Financial and the other broker-dealers selling the contract as "distributors."

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All registered representatives selling the contract must also be licensed as insurance agents for the Company.

Occasionally ING Financial may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions or administrative services. ING Financial will reimburse such entities for expenses related to and may pay fees to such entities in return for these services. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and ING Financial may negotiate different commissions for these broker-dealers.

ING Financial may also contract with independent third party broker-dealers who will act as wholesalers by assisting them in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions for the Company and the distributors and may provide certain administrative services in connection with the contract. ING Financial may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

ING Financial may also designate third parties to provide services in connection with the contract such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties may also receive payments for their services based on purchase payments, to the extent such payments are allowed by applicable securities laws. ING Financial will pay all costs and expenses related to these services.

PAYMENT OF COMMISSIONS

Persons who offer and sell the contract may be paid commissions and service fees. Pursuant to agreements between ING Financial (as underwriter) and the distributor, commissions will be paid up to an amount currently equal to 6.5% of purchase payments or as a combination of a certain percentage of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement commission payments may exceed 6.5% of purchase payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. In addition, we may provide additional compensation to the Company's supervisory and other management personnel of the Company or its affiliates if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contract and other products issued or advised by the Company or its affiliates increases over time.

Commissions, fees and related distribution expenses are paid out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

IICA Marathon Plus - 126067

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

> During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

>    Standardized average annual total returns; and

>    Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information (SAI) by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we

IICA Marathon Plus - 126067
received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

IICA Marathon Plus - 126067

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve Variable Account I as a party. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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                                       46

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account I
Offering and Purchase of Contracts
   Performance Data
   General
Average Annual Total Return Quotations
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account
Financial Statements of ING Insurance Company of America

You may request an SAI by calling the Company at the number listed in "Contract Overview-- Questions: Contacting the Company."

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                                       47

                                   APPENDIX I

                             IICA GUARANTEED ACCOUNT
--------------------------------------------------------------------------------

THE IICA GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

> The interest rate(s) we will apply to amounts invested in the Guaranteed Account.
     We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

> The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

>    Tax penalties and/or tax withholding--see "Taxation;"

>    Early withdrawal charge--see "Fees;" or

>    Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

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                                      I-1

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

>    Transfers due to participation in the dollar cost averaging program;

> Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

> Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction. Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

IICA Marathon Plus - 126067

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

DISTRIBUTION. The Company's subsidiary, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002 known as Aetna Investment Services, LLC) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and ING Financial may negotiate different commissions for these broker-dealers.

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                                       3

                                   APPENDIX II

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

GENERAL DISCLOSURE.

> The Fixed Account is an investment option available during the accumulation phase under the contract.

> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

>    Additional information about this option may be found in the contract.

INTEREST RATES.

> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

> Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying our Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

IICA Marathon Plus - 126067

                                  APPENDIX III

                         DESCRIPTION OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

----------------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
----------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                          CURRENT FUND NAME
----------------------------------------------------------------------------------------------------------
ING MFS Emerging Equities Portfolio                       ING Salomon Brothers Aggressive Growth Portfolio
----------------------------------------------------------------------------------------------------------
ING MFS Research Portfolio                                ING MFS Research Equity Portfolio
----------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth Portfolio            Janus Aspen Series MidCap Growth Portfolio
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ING PARTNERS, INC.
--------------------------------------------------------------------------------
JPMORGAN FLEMING INTERNATIONAL            Seeks long-term growth of capital.
  PORTFOLIO (Initial Class) (formerly     Invests primarily (at least 65% of
  ING Scudder International Growth        total assets) in the equity securities
  Portfolio)                              of foreign companies that the
                                          subadviser believes have high growth
  INVESTMENT ADVISER: ING Life            potential. Will normally invest in
    Insurance and Annuity Company         securities of at least three different
  INVESTMENT SUBADVISER: J.P. Morgan      countries other than the U.S. and will
    Fleming Asset Management (London)     invest in securities in both developed
    Ltd.                                  and developing markets.
--------------------------------------------------------------------------------

IICA Marathon Plus - 126067

                                     III-1

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES             Seeks capital appreciation. Invests
  PORTFOLIO (Initial Class)               primarily (at least 65% of net assets)
                                          in common stocks and related
  INVESTMENT ADVISER: ING Life            securities, such as preferred stocks,
    Insurance and Annuity Company         convertible securities and depositary
  INVESTMENT SUBADVISER: Massachusetts    receipts.
    Financial Services Company
--------------------------------------------------------------------------------
ING MFS RESEARCH EQUITY PORTFOLIO         Seeks long-term growth of capital and
  (Initial Class) (formerly ING MFS       future income. Invests primarily (at
  Research Portfolio)                     least 80% of net assets) in common
                                          stocks and related securities, such as
  INVESTMENT ADVISER: ING Life            preferred stocks, convertible
    Insurance and Annuity Company         securities and depositary receipts.
  INVESTMENT SUBADVISER: Massachusetts
    Financial Services Company
--------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH    Seeks long-term growth of capital.
  PORTFOLIO (Initial Class) (formerly     Invests primarily (at least 80% of net
  ING MFS Emerging Equities Portfolio)    assets under normal circumstances) in
                                          common stocks and related securities,
  INVESTMENT ADVISER: ING Life            such as preferred stocks, convertible
    Insurance and Annuity Company         securities and depositary receipts, of
  INVESTMENT SUBADVISER: Salomon          emerging growth companies.
    Brothers Asset Management Inc
--------------------------------------------------------------------------------
ING T. ROWE PRICE GROWTH EQUITY           Seeks long-term capital growth, and
  PORTFOLIO (Initial Class)               secondarily, increasing dividend
                                          income. Invests primarily (at least
  INVESTMENT ADVISER: ING Life            80% of net assets under normal
    Insurance and Annuity Company         circumstances) in the common stocks.
  INVESTMENT SUBADVISER: T. Rowe Price    Concentrates its investments in growth
    Associates, Inc.                      companies. Investments in foreign
                                          securities are limited to 30% of total
                                          assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ING STRATEGIC ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED      Seeks to provide total return (i.e.,
  PORTFOLIO (Class R) (formerly ING       income and capital appreciation, both
  Generation Portfolios, Inc. - ING VP    realized and unrealized). Managed for
  Crossroads Portfolio)                   investors seeking a balance between
                                          income and capital appreciation who
  INVESTMENT ADVISER: ING Investments,    generally have an investment horizon
    LLC                                   exceeding ten years and a moderate
  INVESTMENT SUBADVISER: Aeltus           level of risk tolerance. Under normal
    Investment Management, Inc.           market conditions, allocates assets
                                          among several classes of equities,
                                          fixed-income securities (including up
                                          to 15% of total assets in high-yield
                                          instruments) and money market
                                          instruments. The benchmark portfolio
                                          is 60% equities, 35% fixed income and
                                          5% money market instruments under
                                          neutral market conditions.
--------------------------------------------------------------------------------

IICA Marathon Plus - 126067

                                     III-2

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION GROWTH        Seeks to provide capital appreciation.
  PORTFOLIO (Class R) (formerly ING       Managed for investors seeking capital
  Generation Portfolios, Inc. - ING VP    appreciation who generally have an
  Ascent Portfolio)                       investment horizon exceeding 15 years
                                          and a high level of risk tolerance.
  INVESTMENT ADVISER: ING Investments,    Under normal market conditions,
    LLC                                   allocates assets among several classes
  INVESTMENT SUBADVISER: Aeltus           of equities, fixed-income securities
    Investment Management, Inc.           (including up to 15% of total assets
                                          in high-yield instruments) and money
                                          market instruments. The benchmark
                                          portfolio is 80% equities and 20%
                                          fixed income under neutral market
                                          conditions.
--------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION INCOME        Seeks to provide total return
  PORTFOLIO (Class R) (formerly ING       consistent with preservation of
  Generation Portfolios, Inc. - ING VP    capital. Managed for investors
  Legacy Portfolio)                       primarily seeking total return
                                          consistent with capital preservation
  INVESTMENT ADVISER: ING Investments,    who generally have an investment
    LLC                                   horizon exceeding five years and a low
  INVESTMENT SUBADVISER: Aeltus           level of risk tolerance. Under normal
    Investment Management, Inc.           market conditions, allocates assets
                                          among several classes of equities,
                                          fixed-income securities (including up
                                          to 15% of total assets in high-yield
                                          instruments) and money market
                                          instruments. The benchmark portfolio
                                          is 35% equities, 55% fixed income and
                                          10% money market instruments under
                                          neutral market conditions.
--------------------------------------------------------------------------------
ING VARIABLE FUNDS, INC.
--------------------------------------------------------------------------------
ING VP GROWTH AND INCOME PORTFOLIO        Seeks to maximize total return through
  (Class R)                               investments in a diversified portfolio
                                          of common stocks and securities
  INVESTMENT ADVISER: ING Investments,    convertible into common stock. Under
    LLC                                   normal market conditions, invests at
  INVESTMENT SUBADVISER: Aeltus           least 65% of total assets in common
    Investment Management, Inc.           stocks that the Portfolio's subadviser
                                          believes have significant potential
                                          for capital appreciation or income
                                          growth or both.
--------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
ING VP GROWTH PORTFOLIO (Class R)         Seeks growth of capital through
                                          investment in a diversified portfolio
  INVESTMENT ADVISER: ING Investments,    consisting primarily of common stocks
    LLC                                   and securities convertible into common
  INVESTMENT SUBADVISER: Aeltus           stocks believed to offer growth
    Investment Management, Inc.           potential. Under normal market
                                          conditions, invests at least 65% of
                                          total assets in common stocks and
                                          securities convertible into common
                                          stock.
--------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO      Seeks to outperform the total return
  (Class R)                               performance of the Standard & Poor's
                                          500 Composite Index (S&P 500), while
  INVESTMENT ADVISER: ING Investments,    maintaining a market level of risk.
    LLC                                   Invests at least 80% of net assets in
  INVESTMENT SUBADVISER: Aeltus           stocks included in the S&P 500. The
    Investment Management, Inc.           subadviser's objective is to
                                          overweight those stocks in the S&P 500
                                          that they believe will outperform the
                                          index and underweight or avoid those
                                          stocks in the S&P 500 that they
                                          believe will underperform the index.
--------------------------------------------------------------------------------

IICA Marathon Plus - 126067

                                     III-3

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VP INTERNATIONAL EQUITY PORTFOLIO     Seeks long-term capital growth
  (Class R)                               primarily through investment in a
                                          diversified portfolio of common stocks
  INVESTMENT ADVISER: ING Investments,    principally traded in countries
    LLC                                   outside of the United States. The
  INVESTMENT SUBADVISER: Aeltus           Portfolio will not target any given
    Investment Management, Inc.           level of current income. Under normal
                                          market conditions, invests at least
                                          80% of assets in equity securities and
                                          at least 65% of its assets will
                                          normally be invested in securities
                                          principally traded in three or more
                                          countries outside of the U.S. These
                                          securities may include common stocks
                                          as well as securities convertible into
                                          common stock.
--------------------------------------------------------------------------------
ING VP SMALL COMPANY PORTFOLIO            Seeks growth of capital primarily
  (Class R)                               through investment in a diversified
                                          portfolio of common stocks and
  INVESTMENT ADVISER: ING Investments,    securities convertible into common
    LLC                                   stocks of companies with smaller
  INVESTMENT SUBADVISER: Aeltus           market capitalizations. Under normal
    Investment Management, Inc.           market conditions, invests at least
                                          80% of net assets in common stocks and
                                          securities convertible into common
                                          stock of small-capitalization
                                          companies, defined as: 1) the 2,000
                                          smallest of the 3,000 largest U.S.
                                          companies (as measured by market
                                          capitalization); 2) all companies not
                                          included above that are included in
                                          the Standard & Poor's SmallCap 600
                                          Index or the Russell 2000 Index; and
                                          3) companies with market
                                          capitalizations lower than companies
                                          included in the first two categories.
--------------------------------------------------------------------------------
ING VP TECHNOLOGY PORTFOLIO (Class R)     Seeks long-term capital appreciation.
                                          Invests at least 80% of net assets in
  INVESTMENT ADVISER: ING Investments,    common stocks and securities
    LLC                                   convertible into common stock of
  INVESTMENT SUBADVISER: AIC Asset        companies in the information
    Management, LLC (AIC)                 technology industry sector.
--------------------------------------------------------------------------------
ING VP VALUE OPPORTUNITY PORTFOLIO        Seeks growth of capital primarily
  (Class R)                               through investment in a diversified
                                          portfolio of common stocks and
  INVESTMENT ADVISER: ING Investments,    securities convertible into common
    LLC                                   stock. Under normal market conditions,
  INVESTMENT SUBADVISER: Aeltus           invests at least 65% of total assets
    Investment Management, Inc.           in common stocks and securities
                                          convertible into common stock.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ING VARIABLE PRODUCT PORTFOLIOS
--------------------------------------------------------------------------------
ING VP BALANCED PORTFOLIO, INC.           Seeks to maximize investment return,
  (Class R)                               consistent with reasonable safety of
                                          principal, by investing in a
  INVESTMENT ADVISER: ING Investments,    diversified portfolio of one or more
    LLC                                   of the following asset classes:
  INVESTMENT SUBADVISER: Aeltus           stocks, bonds and cash equivalents,
    Investment Management, Inc.           based on the judgment of the
                                          Portfolio's management, of which of
                                          those sectors or mix thereof offers
                                          the best investment prospects.
                                          Typically, maintains approximately 60%
                                          of total assets in equities and
                                          approximately 40% of total assets in
                                          debt (including money market
                                          instruments). The Portfolio may invest
                                          up to 15% of total assets in
                                          high-yield instruments.
--------------------------------------------------------------------------------

IICA Marathon Plus - 126067

                                     III-4

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VP BOND PORTFOLIO (Class R)           Seeks to maximize total return as is
                                          consistent with reasonable risk,
  INVESTMENT ADVISER: ING Investments,    through investment in a diversified
    LLC                                   portfolio consisting of debt
  INVESTMENT SUBADVISER: Aeltus           securities. Under normal market
    Investment Management, Inc.           conditions, invests at least 80% of
                                          net assets in high-grade corporate
                                          bonds, mortgage-related and other
                                          asset-backed securities, and
                                          securities issued or guaranteed by the
                                          U.S. Government, its agencies or
                                          instrumentalities. The Portfolio may
                                          invest up to 15% of total assets in
                                          high-yield instruments and up to 25%
                                          of total assets in foreign debt
                                          securities.
--------------------------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO             Seeks to provide high current return,
  (Class R)                               consistent with preservation of
                                          capital and liquidity, through
  INVESTMENT ADVISER: ING Investments,    investment in high-quality money
    LLC                                   market instruments. Invests in a
  INVESTMENT SUBADVISER: Aeltus           diversified portfolio of high-quality
    Investment Management, Inc.           fixed income securities denominated in
                                          U.S. dollars, with short remaining
                                          maturities. THERE IS NO GUARANTEE THAT
                                          THE ING VP MONEY MARKET SUBACCOUNT
                                          WILL HAVE A POSITIVE OR LEVEL RETURN.
--------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
--------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO         Seeks to achieve a competitive total
                                          return through an actively managed
  INVESTMENT ADVISER: Calvert Asset       nondiversified portfolio of stocks,
    Management Company, Inc.              bonds and money market instruments
  INVESTMENT SUBADVISER: Brown Capital    which offer income and capital growth
    Management, Inc. and SsgA Funds       opportunity and which satisfy the
    Management, Inc.                      investment and social criteria for the
                                          Portfolio. Typically invests about 60%
                                          of its assets in stocks and 40% in
                                          bonds or other fixed-income
                                          investments. Stock investments are
                                          primarily common stock in large-cap
                                          companies, while the fixed-income
                                          investments are primarily a wide
                                          variety of investment grade bonds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
--------------------------------------------------------------------------------
FIDELITY(R)VIP ASSET MANAGERSM            Seeks to obtain high total return with
  PORTFOLIO (Class I)                     reduced risk over the long term by
                                          allocating its assets among stocks,
  INVESTMENT ADVISER: Fidelity            bonds and short-term instruments.
    Management & Research Company         Assets are allocated among stocks,
  INVESTMENT SUBADVISER: Fidelity         bonds, and short-term and money market
    Management & Research (U.K.) Inc.;    instruments, maintaining an expected
    Fidelity Management & Research        neutral mix over time of 50% of assets
    (Far East) Inc.; Fidelity             in stocks, 40% of assets in bonds, and
    Investments Japan Limited;            10% of assets in short-term and money
    Fidelity Investments Money            market instruments.
    Management, Inc.; FMR Co., Inc.
--------------------------------------------------------------------------------
FIDELITY(R)VIP CONTRAFUND(R)PORTFOLIO     Seeks long-term capital appreciation.
  (Class I)                               Normally invests primarily in common
                                          stocks of companies whose value the
  INVESTMENT ADVISER: Fidelity            Portfolio's investment adviser
    Management & Research Company         believes is not fully recognized by
  INVESTMENT SUBADVISER: Fidelity         the public.
    Management & Research (U.K.) Inc.;
    Fidelity Management & Research
    (Far East) Inc.; Fidelity
    Investments Japan Limited; FMR
    Co., Inc.
--------------------------------------------------------------------------------

IICA Marathon Plus - 126067

                                     III-5

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO    Seeks reasonable income. Also
  (Class I)                               considers the potential for capital
                                          appreciation. Seeks to achieve a yield
  INVESTMENT ADVISER: Fidelity            which exceeds the composite yield on
    Management & Research Company         the securities comprising the Standard
  INVESTMENT SUBADVISER: FMR Co., Inc.    & Poor's 500 Index. Normally invests
                                          at least 80% of total assets in
                                          income-producing equity securities
                                          (which tends to lead to investments in
                                          large cap "value" stocks).
--------------------------------------------------------------------------------
FIDELITY(R)VIP GROWTH PORTFOLIO           Seeks to achieve capital appreciation.
  (Class I)                               Normally invests primarily in common
                                          stocks of companies the investment
  INVESTMENT ADVISER: Fidelity            adviser believes have above-average
    Management & Research Company         growth potential (often called
  INVESTMENT SUBADVISER: FMR Co., Inc.    "growth" stocks).
--------------------------------------------------------------------------------
FIDELITY(R)VIP HIGH INCOME PORTFOLIO      Seeks a high level of current income
  (Class I)                               while also considering growth of
                                          capital. Normally invests primarily in
  INVESTMENT ADVISER: Fidelity            income-producing debt securities,
    Management & Research Company         preferred stocks and convertible
  INVESTMENT SUBADVISER: Fidelity         securities, with an emphasis on
    Management & Research (U.K.) Inc.;    lower-quality debt securities.
    Fidelity Management & Research
    (Far East) Inc.; Fidelity
    Investments Japan Limited; FMR
    Co., Inc.
--------------------------------------------------------------------------------
FIDELITY(R)INDEX 500 PORTFOLIO            Seeks investment results that
  (Class I)                               correspond to the total return of
                                          common stocks publicly traded in the
  INVESTMENT ADVISER: Fidelity            United States, as represented by the
    Management & Research Company         Standard & Poor's 500 Index (S&P 500).
                                          Normally invests at least 80% of
                                          assets in common stocks included in
                                          the S&P 500.
--------------------------------------------------------------------------------
FIDELITY(R)VIP OVERSEAS PORTFOLIO         Seeks long-term growth of capital.
  (Class I)                               Normally invests at least 80% of
                                          assets in non-U.S. securities,
  INVESTMENT ADVISER: Fidelity            primarily in common stocks.
    Management & Research Company
  INVESTMENT SUBADVISER: Fidelity
    Management & Research (U.K.) Inc.;
    Fidelity Management & Research
    (Far East) Inc.; Fidelity
    International Investment Advisors
    (U.K.) Limited; Fidelity
    Investments Japan Limited; FMR
    Co., Inc.
--------------------------------------------------------------------------------
JANUS ASPEN SERIES
--------------------------------------------------------------------------------
JANUS ASPEN SERIES - BALANCED             Seeks long-term capital growth,
  PORTFOLIO (Class I)                     consistent with preservation of
                                          capital and balanced by current
  INVESTMENT ADVISER: Janus Capital       income. Normally invests 40-60% of its
                                          assets in securities selected
                                          primarily for their growth potential
                                          and 40-60% of its assets in securities
                                          selected primarily for their income
                                          potential. Will normally invest at
                                          least 25% of its assets in
                                          fixed-income securities.
--------------------------------------------------------------------------------

IICA Marathon Plus - 126067

                                     III-6

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
JANUS ASPEN SERIES - FLEXIBLE INCOME      Invests primarily in a wide variety of
  PORTFOLIO (Class I)                     income-producing securities such as
                                          corporate bonds and notes, government
  INVESTMENT ADVISER: Janus Capital       securities and preferred stock. Will
                                          invest at least 80% of its assets in
                                          income-producing securities. Will
                                          invest at least 65% of its assets in
                                          investment grade debt securities with
                                          a dollar-weighted maturity of five to
                                          ten years. Will limit its investment
                                          in high-yield/high-risk bonds to 35%
                                          or less of its net assets.
--------------------------------------------------------------------------------
JANUS ASPEN SERIES - GROWTH PORTFOLIO     Seeks long-term growth of capital in a
  (Class I)                               manner consistent with the
                                          preservation of capital. Invests
  INVESTMENT ADVISER: Janus Capital       primarily in common stocks selected
                                          for their growth potential. Although
                                          it can invest in companies of any
                                          size, it generally invests in larger,
                                          more established companies.
--------------------------------------------------------------------------------
JANUS ASPEN SERIES - MID CAP GROWTH       A nondiversified Portfolio that
  PORTFOLIO (Class I)                     invests, under normal circumstances,
                                          at least 80% of its net assets in
  INVESTMENT ADVISER: Janus Capital       equity securities of mid-sized
                                          companies whose market capitalization
                                          falls, at the time of initial
                                          purchase, in the 12-month average of
                                          the capitalization ranges of the
                                          Russell MidCap Growth Index.
--------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH       Seeks long-term growth of capital in a
  PORTFOLIO (Class I)                     manner consistent with the
                                          preservation of capital. Invests
  INVESTMENT ADVISER: Janus Capital       primarily in common stocks of
                                          companies of any size located
                                          throughout the world. Normally invests
                                          in issuers from at least five
                                          different countries, including the
                                          United States. May at times invest in
                                          fewer than five countries or even in a
                                          single country.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTSM
--------------------------------------------------------------------------------
MFS(R)STRATEGIC INCOME SERIES             A nondiversified fund that seeks to
  (Class I)                               provide high current income by
                                          investing in fixed income securities.
  INVESTMENT ADVISER: MFS Investment      Its secondary objective is to provide
    Management(R)                         significant capital appreciation.
                                          Under normal market conditions,
                                          invests at least 65% of net assets in
                                          fixed income securities including:
                                          U.S. government securities, foreign
                                          government securities, mortgage-backed
                                          and asset-backed securities, corporate
                                          bonds and emerging market securities.
--------------------------------------------------------------------------------
MFS(R)TOTAL RETURN SERIES (Class I)       A nondiversified fund that seeks to
                                          provide high current income by
  INVESTMENT ADVISER: MFS Investment      investing in fixed income securities.
    Management(R)                         Its secondary objective is to provide
                                          significant capital appreciation.
                                          Under normal market conditions,
                                          invests at least 65% of net assets in
                                          fixed income securities including:
                                          U.S. government securities, foreign
                                          government securities, mortgage-backed
                                          and asset-backed securities, corporate
                                          bonds and emerging market securities.
--------------------------------------------------------------------------------

IICA Marathon Plus - 126067

                                     III-7

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA     Seeks capital appreciation by
                                          investing in "growth type" companies.
  INVESTMENT ADVISER:                     Invests mainly in equity securities,
    OppenheimerFunds, Inc.                such as common stocks and can invest
                                          in other equity securities, such as
                                          preferred stocks and securities
                                          convertible into common stocks.
--------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA     Seeks long-term capital appreciation
                                          by investing a substantial portion of
  INVESTMENT ADVISER:                     assets in securities of foreign
    OppenheimerFunds, Inc.                issuers, "growth-type" companies,
                                          cyclical industries and special
                                          situations that are considered to have
                                          appreciation possibilities. Invests
                                          mainly in common stocks and can also
                                          buy other equity securities, including
                                          preferred stocks and convertible
                                          securities in the U.S. and foreign
                                          countries.
--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA(R)        Seeks high total return (which
                                          includes growth in the value of its
  INVESTMENT ADVISER:                     shares as well as current income) from
    OppenheimerFunds, Inc.                equity and debt securities. Invests
                                          mainly in common stocks of U.S.
                                          companies, and can also invest in
                                          other equity securities such as
                                          preferred stocks and securities
                                          convertible into common stocks.
--------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA        Seeks a high level of current income
                                          principally derived from interest on
  INVESTMENT ADVISER:                     debt securities. Invests mainly in
    OppenheimerFunds, Inc.                debt securities of issuers in three
                                          market sectors: foreign governments
                                          and companies, U.S. Government
                                          securities, and lower-grade high-yield
                                          securities of U.S. and foreign
                                          companies.
--------------------------------------------------------------------------------

IICA Marathon Plus - 126067

                                     III-8

                                   APPENDIX IV

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                                    TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the two-year period ended December 31, 2002 is derived from the financial statements of the separate account, which have been audited by Ernst & Young LLP, independent auditors. The condensed financial information presented below for each of the periods in the five-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by other auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2002 are included in the Statement of Additional Information.

                                                  2002        2001        2000        1999        1998        1997        1996
                                                  ----        ----        ----        ----        ----        ----        ----
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                    $11.092     $12.089     $12.656     $11.437      $9.976      $9.824(1)
Value at end of period                            $9.61     $11.092     $12.089     $12.656     $11.437      $9.976
Number of accumulation units
  outstanding at end of period                   11,931      11,652       8,297      12,298      12,288       3,258

FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO
Value at beginning of period                    $15.458     $16.348     $17.257     $15.754     $13.888     $11.674     $10.539(1)
Value at end of period                           $13.91     $15.458     $16.348     $17.257     $15.754     $13.888     $11.674
Number of accumulation units
  outstanding at end of period                  304,707     322,613     335,446     388,585     408,019     272,789     104,229

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
Value at beginning of period                    $18.515     $21.400     $23.242     $18.970     $14.802     $12.093     $10.273(2)
Value at end of period                           $16.55     $18.515     $21.400     $23.242     $18.970     $14.802     $12.093
Number of accumulation units
  outstanding at end of period                1,144,943   1,299,125   1,565,470   1,826,356   1,853,911   1,682,029     540,936

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                    $17.311     $18.474     $17.279     $16.482     $14.974     $11.855     $10.301(3)
Value at end of period                           $14.18     $17.311     $18.474     $17.279     $16.482     $14.974     $11.855
Number of accumulation units
  outstanding at end of period                2,000,319   2,297,364   2,335,570   2,597,042   2,792,889   2,292,971   1,000,050

FIDELITY(R) VIP GROWTH PORTFOLIO
Value at beginning of period                    $17.693     $21.792     $24.826     $18.320     $13.320     $10.940      $9.005(3)
Value at end of period                           $12.19     $17.693     $21.792     $24.826     $18.320     $13.320     $10.940
Number of accumulation units
  outstanding at end of period                1,125,586   1,296,071   1,572,341   1,858,232   1,869,306   1,399,424     870,922

FIDELITY(R) VIP HIGH INCOME PORTFOLIO
Value at beginning of period                     $8.859     $10.180     $13.317     $12.488     $13.238     $11.410     $10.493(2)
Value at end of period                            $9.04      $8.859     $10.180     $13.317     $12.488     $13.238     $11.410
Number of accumulation units
  outstanding at end of period                  663,068     773,715     890,534   1,086,377   1,196,922     862,284     239,917

FIDELITY(R) VIP INDEX 500 PORTFOLIO
Value at beginning of period                    $19.397     $22.383     $25.027     $21.063     $16.646     $12.722     $10.828(2)
Value at end of period                           $14.87     $19.397     $22.383     $25.027     $21.063     $16.646     $12.722
Number of accumulation units
  outstanding at end of period                1,193,376   1,469,435   1,723,480   1,838,819   1,953,506   1,375,721     384,282

FIDELITY(R) VIP OVERSEAS PORTFOLIO
Value at beginning of period                    $12.203     $15.701     $19.684     $13.997     $12.590     $11.447     $10.304(2)
Value at end of period                            $9.59     $12.203     $15.701     $19.684     $13.997     $12.590     $11.447
Number of accumulation units
  outstanding at end of period                  209,026     195,449     225,474     230,681     261,377     237,376     115,487

ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                    $10.384     $14.415     $18.181     $11.640      $9.912      $9.791(2)
Value at end of period                            $8.39     $10.384     $14.415     $18.181     $11.640      $9.912
Number of accumulation units
  outstanding at end of period                  141,521     105,209      76,956      87,650      79,756       2,569

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                    $12.836     $17.303     $18.612     $12.686     $10.152     $10.009(2)
Value at end of period                            $8.84     $12.836     $17.303     $18.612     $12.686     $10.152
Number of accumulation units
  outstanding at end of period                  333,609     329,528     535,004     473,282     358,518     216,273

ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                     $9.574     $12.274     $13.032     $10.656      $8.786      $8.960(2)
Value at end of period                            $7.09      $9.574     $12.274     $13.032     $10.656      $8.786
Number of accumulation units
  outstanding at end of period                  916,120   1,177,274   1,421,458   1,550,656   1,761,234   1,615,395

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                    $10.395     $14.097     $20.074     $13.494     $10.554     $10.689(2)
Value at end of period                            $6.63     $10.395     $14.097     $20.074     $13.494     $10.554
Number of accumulation units
  outstanding at end of period                1,301,937   1,798,491   2,155,759   2,336,393   2,557,155   2,394,861

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                    $18.318     $20.694     $20.993     $17.406     $13.834     $13.560(2)
Value at end of period                           $13.85     $18.318     $20.694     $20.993     $17.406     $13.834
Number of accumulation units
  outstanding at end of period                1,092,108   1,299,610   1,516,955   1,472,258   1,616,748   1,572,718

ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                    $17.016     $18.018     $18.376     $16.405     $14.228     $11.781     $10.582(4)
Value at end of period                           $15.05     $17.016     $18.018     $18.376     $16.405     $14.228     $11.781
Number of accumulation units
  outstanding at end of period                  273,826     315,543     364,760     387,565     369,652     314,447      59,639

ING VP BOND PORTFOLIO
Value at beginning of period                    $13.549     $12.637     $11.689     $11.943     $11.201     $10.489     $10.260(3)
Value at end of period                           $14.47     $13.549     $12.637     $11.689     $11.943     $11.201     $10.489
Number of accumulation units
  outstanding at end of period                  855,016     580,831     422,109     516,266     500,098     269,675      95,644

ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                    $15.096     $18.765     $21.374     $18.461     $16.354     $12.769     $10.101(3)
Value at end of period                           $11.16     $15.096     $18.765     $21.374     $18.461     $16.354     $12.769
Number of accumulation units
  outstanding at end of period                  718,631     896,573   1,015,824   1,172,637   1,217,448     946,796     299,882

ING VP GROWTH PORTFOLIO
Value at beginning of period                    $14.840     $20.638     $23.771     $17.862     $13.158     $10.667(3)
Value at end of period                           $10.40     $14.840     $20.638     $23.771     $17.862     $13.158
Number of accumulation units
  outstanding at end of period                   79,048     109,809     256,267     156,242     284,771      68,840

ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                    $17.439     $20.478     $22.923     $18.704     $14.414     $10.919     $10.000(5)
Value at end of period                           $13.49     $17.439     $20.478     $22.923     $18.704     $14.414     $10.919
Number of accumulation units
  outstanding at end of period                  305,209     345,653     445,665     536,795     654,767     271,628       2,960

ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                     $8.581     $11.434     $14.554      $9.754     $10.149(1)
Value at end of period                            $6.20      $8.581     $11.434     $14.554      $9.754
Number of accumulation units
  outstanding at end of period                   34,133      32,299      50,262      12,771       1,816

ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                    $12.624     $12.319     $11.744     $11.335     $10.900     $10.481     $10.151(4)
Value at end of period                           $12.65     $12.624     $12.319     $11.744     $11.335     $10.900     $10.481
Number of accumulation units
  outstanding at end of period                2,039,666   2,045,640   1,690,766   2,775,866   2,041,170   1,409,840     799,456

ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                    $18.926     $18.458     $17.540     $13.595     $13.638     $11.313(3)
Value at end of period                           $14.33     $18.926     $18.458     $17.540     $13.595     $13.638
Number of accumulation units
  outstanding at end of period                  357,092     342,594     343,701     136,571     225,982     188,818

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period                    $14.481     $15.792     $15.949     $14.676     $14.054     $12.123     $10.932(6)
Value at end of period                           $12.92     $14.481     $15.792     $15.949     $14.676     $14.054     $12.123
Number of accumulation units
  outstanding at end of period                   34,383      33,977      39,050      42,322      40,712      29,532       6,330

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                    $14.841     $17.018     $17.374     $15.409     $14.983     $12.674     $11.003(6)
Value at end of period                           $12.62     $14.841     $17.018     $17.374     $15.409     $14.983      $12.674
Number of accumulation units
  outstanding at end of period                   52,779      57,017      66,806      74,094      83,798      72,383      91,927

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                    $14.522     $15.088     $14.599     $13.825     $13.112     $11.613     $10.601(7)
Value at end of period                           $13.70     $14.522     $15.088     $14.599     $13.825     $13.112     $11.613
Number of accumulation units
  outstanding at end of period                   98,588     114,194      79,712      94,121      95,815      60,533       8,642

ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                     $4.424      $5.824      $9.106(1)
Value at end of period                            $2.56      $4.424      $5.824
Number of accumulation units
  outstanding at end of period                  115,373      74,229      34,998

ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                    $18.250     $20.480     $18.847     $15.985     $13.246     $10.856(3)
Value at end of period                           $13.32     $18.250     $20.480     $18.847     $15.985     $13.246
Number of accumulation units
  outstanding at end of period                  200,434     310,005     280,864     150,268     311,397      67,303

JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                    $21.723     $23.121     $23.983     $19.189     $14.492     $12.038     $10.836(2)
Value at end of period                           $20.04     $21.723     $23.121     $23.983     $19.189     $14.492     $12.038
Number of accumulation units
  outstanding at end of period                  719,490     735,326     810,586     893,140     927,779     533,138     165,079

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                    $14.719     $13.857     $13.226     $13.202     $12.272     $11.136     $10.173(1)
Value at end of period                           $16.03     $14.719     $13.857     $13.226     $13.202     $12.272     $11.136
Number of accumulation units
  outstanding at end of period                  526,128     421,253     256,628     254,250     267,031     163,048      35,326

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                    $17.490     $23.570     $27.974     $19.704     $14.731     $12.171     $11.002(2)
Value at end of period                           $12.67     $17.490     $23.570     $27.974     $19.704     $14.731     $12.171
Number of accumulation units
  outstanding at end of period                  649,852     947,186   1,129,263   1,130,099     807,576     684,113     255,831

JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                    $14.921     $24.996     $37.181     $16.729     $12.637     $11.376     $10.988(2)
Value at end of period                           $10.60     $14.921     $24.996     $37.181     $16.729     $12.637     $11.376
Number of accumulation units
  outstanding at end of period                  511,821     678,545     853,483     950,030     601,047     518,686     242,113

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                    $21.143     $27.649     $33.250     $20.506     $16.131     $13.393     $10.536(3)
Value at end of period                           $15.53     $21.143     $27.649     $33.250     $20.506     $16.131     $13.393
Number of accumulation units
  outstanding at end of period                1,677,026   2,245,676   2,730,852   3,017,262   3,185,557   2,772,831   1,030,570

MFS(R) STRATEGIC INCOME SERIES
Value at beginning of period                    $11.153     $10.799     $10.440     $10.860     $10.207     $10.471     $10.000(8)
Value at end of period                           $11.92     $11.153     $10.799     $10.440     $10.860     $10.207     $10.471
Number of accumulation units
  outstanding at end of period                   84,628      48,322      49,082      36,450      69,957      52,302      20,479

MFS(R) TOTAL RETURN SERIES
Value at beginning of period                    $16.586     $16.782     $14.669     $14.432     $13.030     $10.894     $10.000(8)
Value at end of period                           $15.51     $16.586     $16.782     $14.669     $14.432     $13.030     $10.894
Number of accumulation units
  outstanding at end of period                  927,094     982,897     777,895     833,537     943,853     523,291     108,482

OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                    $14.517     $21.423     $24.477     $13.520     $12.204     $10.516(3)
Value at end of period                           $10.34     $14.517     $21.423     $24.477     $13.520     $12.204
Number of accumulation units
  outstanding at end of period                  231,201     314,680     374,221     224,632     179,861      65,695

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                    $18.231     $21.023     $20.287     $12.982     $11.539     $10.488(3)
Value at end of period                           $14.00     $18.231     $21.023     $20.287     $12.982     $11.539
Number of accumulation units
  outstanding at end of period                  249,877     160,239     254,046     115,002     134,449      87,559

OPPENHEIMER MAIN STREET FUND/VA
Value at beginning of period                    $12.620     $14.248     $15.839     $13.199     $12.785     $10.497(3)
Value at end of period                           $10.10     $12.620     $14.248     $15.839     $13.199     $12.785
Number of accumulation units
  outstanding at end of period                  463,031     558,484     650,882     650,435     693,695     354,269

OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                    $11.583     $11.206     $11.072     $10.921     $10.764     $10.187(3)
Value at end of period                           $12.27     $11.583     $11.206     $11.072     $10.921     $10.764
Number of accumulation units
  outstanding at end of period                  325,820     274,579     229,784     285,712     328,546     128,720

Footnote for period ended December 31, 2000:
(1)  Funds were first received in this option during May 2000.
Footnote for period ended December 31, 1998:
(1)  Funds were first received in this option during May 1998.
Footnotes for period ended December 31, 1997:
(1)  Funds were first received in this option during December 1997.
(2)  Funds were first received in this option during November 1997.
(3)  Funds were first received in this option during May 1997.
Footnotes for period ended December 31, 1996:
(1)  Funds were first received in this option during April 1996.
(2)  Funds were first received in this option during March 1996.
(3)  Funds were first received in this option during January 1996.
(4)  Funds were first received in this option during February 1996.
(5) The initial accumulation unit value was established at $10.000 during September 1996 when the portfolio became available under the option.
(6)  Funds were first received in this option during July 1996.
(7)  Funds were first received in this option during May 1996.
(8) The initial accumulation unit value was established at $10.000 during May 1996 when the fund became available under the option.


                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE II
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the two-year period ended December 31, 2002 is derived from the financial statements of the separate account, which have been audited by Ernst & Young LLP, independent auditors. The condensed financial information presented below for each of the periods in the three-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by other auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2002 are included in the Statement of Additional Information.

                                                  2002        2001        2000        1999        1998
                                                  ----        ----        ----        ----        ----
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                    $10.919     $11.882     $12.421     $11.208     $10.596(1)
Value at end of period                            $9.47     $10.919     $11.882     $12.421     $11.208
Number of accumulation units
  outstanding at end of period                    7,060       8,516      10,043      12,257      11,121

FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO
Value at beginning of period                    $11.005     $11.621     $12.248     $11.165     $10.607(1)
Value at end of period                            $9.92     $11.005     $11.621     $12.248     $11.165
Number of accumulation units
  outstanding at end of period                   86,026     105,390     102,250     117,415     152,533

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
Value at beginning of period                    $12.292     $14.186     $15.383     $12.537     $11.136(1)
Value at end of period                           $11.00     $12.292     $14.186     $15.383     $12.537
Number of accumulation units
  outstanding at end of period                  282,851     331,463     375,961     410,630     353,548

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                    $11.401     $12.148     $11.346     $10.806     $10.957(1)
Value at end of period                            $9.35     $11.401     $12.148     $11.346     $10.806
Number of accumulation units
  outstanding at end of period                  482,335     502,916     484,590     576,813     476,634

FIDELITY(R) VIP GROWTH PORTFOLIO
Value at beginning of period                    $12.858     $15.812     $17.986     $13.253     $11.094(1)
Value at end of period                            $8.87     $12.858     $15.812     $17.986     $13.253
Number of accumulation units
  outstanding at end of period                  289,422     313,460     331,372     344,724     307,937

FIDELITY(R) VIP HIGH INCOME PORTFOLIO
Value at beginning of period                     $6.572      $7.541      $9.849      $9.222     $10.292(1)
Value at end of period                            $6.71      $6.572      $7.541      $9.849      $9.222
Number of accumulation units
  outstanding at end of period                  126,879     171,198     215,872     248,198     270,627

FIDELITY(R) VIP INDEX 500 PORTFOLIO
Value at beginning of period                    $11.342     $13.067     $14.589     $12.259     $11.159(1)
Value at end of period                            $8.71     $11.342     $13.067     $14.589     $12.259
Number of accumulation units
  outstanding at end of period                  318,692     360,463     425,196     738,298     409,685

FIDELITY(R) VIP OVERSEAS PORTFOLIO
Value at beginning of period                     $9.185     $11.800     $14.771     $10.487     $11.082(1)
Value at end of period                            $7.23      $9.185     $11.800     $14.771     $10.487
Number of accumulation units
  outstanding at end of period                   42,116      48,883      53,231      57,260      45,606

ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                     $9.855     $13.658     $17.201     $10.995     $11.145(1)
Value at end of period                            $7.97      $9.855     $13.658     $17.201     $10.995
Number of accumulation units
  outstanding at end of period                   34,668      35,605      34,335      34,698      30,516

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                    $12.203     $16.424     $17.640     $12.005     $11.503(1)
Value at end of period                            $8.42     $12.203     $16.424     $17.640     $12.005
Number of accumulation units
  outstanding at end of period                  119,891     126,600     145,704     145,648     108,102

ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                    $10.501     $13.442     $14.250     $11.634     $11.178(1)
Value at end of period                            $7.79     $10.501     $13.442     $14.250     $11.634
Number of accumulation units
  outstanding at end of period                  110,061     137,737     145,226     154,290     131,761

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                     $9.130     $12.362     $17.577     $11.797     $11.104(1)
Value at end of period                            $5.83      $9.130     $12.362     $17.577     $11.797
Number of accumulation units
  outstanding at end of period                  146,220     178,926     204,067     258,892     205,549

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                    $12.795     $14.433     $14.620     $12.103     $11.120(1)
Value at end of period                            $9.69     $12.795     $14.433     $14.620     $12.103
Number of accumulation units
  outstanding at end of period                  109,183     121,445     132,805     121,008     120,157

ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                    $11.787     $12.462     $12.690     $11.312     $10.708(1)
Value at end of period                           $10.44     $11.787     $12.462     $12.690     $11.312
Number of accumulation units
  outstanding at end of period                  100,062      97,168     106,603     122,860     112,689

ING VP BOND PORTFOLIO
Value at beginning of period                    $12.087     $11.256     $10.396     $10.606     $10.118(1)
Value at end of period                           $12.93     $12.087     $11.256     $10.396     $10.606
Number of accumulation units
  outstanding at end of period                  208,945     203,572     146,073     284,700     211,071

ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                     $9.087     $11.278     $12.827     $11.063     $11.063(1)
Value at end of period                            $6.73      $9.087     $11.278     $12.827     $11.063
Number of accumulation units
  outstanding at end of period                  407,326     384,290     419,418     474,578     794,335

ING VP GROWTH PORTFOLIO
Value at beginning of period                    $10.831     $15.039     $17.296     $12.977     $11.455(1)
Value at end of period                            $7.60     $10.831     $15.039     $17.296     $12.977
Number of accumulation units
  outstanding at end of period                   37,025      50,862      89,897      74,875      75,506

ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                    $11.741     $13.766     $15.387     $12.535     $11.157(1)
Value at end of period                            $9.10     $11.741     $13.766     $15.387     $12.535
Number of accumulation units
  outstanding at end of period                  139,607     182,887     190,980     208,800     215,324

ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                     $8.630     $11.481     $14.592      $9.764      $9.851(2)
Value at end of period                            $6.25      $8.630     $11.481     $14.592      $9.764
Number of accumulation units
  outstanding at end of period                    4,422       4,137       8,697       2,511       2,693

ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                    $11.603     $11.306     $10.762     $10.371     $10.097(1)
Value at end of period                           $11.64     $11.603     $11.306     $10.762     $10.371
Number of accumulation units
  outstanding at end of period                  604,639     896,013     726,382     370,653     319,753

ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                    $13.599     $13.243     $12.565      $9.724     $11.126(1)
Value at end of period                           $10.31     $13.599     $13.243     $12.565      $9.724
Number of accumulation units
  outstanding at end of period                   78,472     104,124     109,027      80,258      71,465

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period                    $10.179     $11.084     $11.177     $10.270     $10.504(1)
Value at end of period                            $9.09     $10.179     $11.084     $11.177     $10.270
Number of accumulation units
  outstanding at end of period                   12,126      17,957      16,607       9,394      18,307

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                     $9.733     $11.143     $11.359     $10.059     $10.694(1)
Value at end of period                            $8.29      $9.733     $11.143     $11.359     $10.059
Number of accumulation units
  outstanding at end of period                    5,274       6,934      16,321      16,116      17,615

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                    $10.953     $11.362     $10.978     $10.380     $10.404(1)
Value at end of period                           $10.35     $10.953     $11.362     $10.978     $10.380
Number of accumulation units
  outstanding at end of period                   16,425      29,205      23,848      29,162      29,301

ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                     $4.435      $5.830      $8.850(1)
Value at end of period                            $2.57      $4.435      $5.830
Number of accumulation units
  outstanding at end of period                   10,727       2,710       2,543

ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                    $13.355     $14.964     $13.750     $11.644     $11.097(1)
Value at end of period                            $9.76     $13.355     $14.964     $13.750     $11.644
Number of accumulation units
  outstanding at end of period                   58,978      76,652      71,351      77,073     110,097

JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                    $14.430     $15.335     $15.883     $12.689     $10.904(1)
Value at end of period                           $13.33     $14.430     $15.335     $15.883     $12.689
Number of accumulation units
  outstanding at end of period                  245,428     253,441     293,340     325,243     230,693

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                    $11.871     $11.159     $10.634     $10.599     $10.191(1)
Value at end of period                           $12.95     $11.871     $11.159     $10.634     $10.599
Number of accumulation units
  outstanding at end of period                  123,061      90,861      99,446     133,860     106,626

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                    $11.399     $15.338     $18.177     $12.784     $11.091(1)
Value at end of period                            $8.27     $11.399     $15.338     $18.177     $12.784
Number of accumulation units
  outstanding at end of period                  181,345     218,936     276,793     316,527     178,276

JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                    $11.651     $19.488     $28.943     $13.003     $11.125(1)
Value at end of period                            $8.29     $11.651     $19.488     $28.943     $13.003
Number of accumulation units
  outstanding at end of period                   77,571      84,896     215,462     127,870      47,713

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                    $12.388     $16.175     $19.422     $11.960     $11.375(1)
Value at end of period                            $9.11     $12.388     $16.175     $19.422     $11.960
Number of accumulation units
  outstanding at end of period                  347,181     414,975     505,764     554,475     420,428

MFS(R) STRATEGIC INCOME SERIES
Value at beginning of period                    $10.847     $10.487     $10.123     $10.514     $10.032(2)
Value at end of period                           $11.61     $10.847     $10.487     $10.123     $10.514
Number of accumulation units
  outstanding at end of period                   10,801       1,891      11,556         885         591

MFS(R) TOTAL RETURN SERIES
Value at beginning of period                    $12.633     $12.762     $11.139     $10.942     $10.639(1)
Value at end of period                           $11.83     $12.633     $12.762     $11.139     $10.942
Number of accumulation units
  outstanding at end of period                  289,688     297,894     292,439     289,103     253,311

OPPENHEIMER AGGRESSIVE GROWTH FUND VA
Value at beginning of period                    $11.742     $17.302     $19.738     $10.886     $11.304(1)
Value at end of period                            $8.37     $11.742     $17.302     $19.738     $10.886
Number of accumulation units
  outstanding at end of period                   71,288      85,254      99,767     114,364      88,310

OPPENHEIMER GLOBAL SECURITIES FUND VA
Value at beginning of period                    $15.446     $17.784     $17.136     $10.949     $10.941(1)
Value at end of period                           $11.88     $15.446     $17.784     $17.136     $10.949
Number of accumulation units
  outstanding at end of period                   52,158      36,232      52,068      34,030      29,176

OPPENHEIMER MAIN STREET FUND VA
Value at beginning of period                     $9.712     $10.948     $12.153     $10.111     $11.377(1)
Value at end of period                            $7.79      $9.712     $10.948     $12.153     $10.111
Number of accumulation units
  outstanding at end of period                  201,949     229,847     235,409     263,646     232,433

OPPENHEIMER STRATEGIC BOND FUND VA
Value at beginning of period                    $10.694     $10.330     $10.191     $10.037     $10.118(1)
Value at end of period                           $11.35     $10.694     $10.330     $10.191     $10.037
Number of accumulation units
  outstanding at end of period                   63,290      75,249      87,548     106,774      85,477

Footnote for period ended December 31, 2000:
(1)  Funds were first received in this option during May 2000.
Footnotes for period ended December 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during June 1998.


IICA Marathon Plus - 126067

                                     PART B

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT I
                                       OF
                        ING INSURANCE COMPANY OF AMERICA
--------------------------------------------------------------------------------

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

                                ING MARATHON PLUS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "separate account") dated May 1, 2003.

A free prospectus is available upon request from the local ING Insurance Company of America office or by writing to or calling our Service Center at:

                             Customer Service Center
                                  P.O. Box 9271
                            Des Moines, IA 50306-9271
                                 1-800-366-0066

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                           Page
     General Information and History                                          2
     Variable Annuity Account I                                               2
     Offering and Purchase of Contracts                                       3
     Performance Data                                                         3
        General                                                               3
        Average Annual Total Return Quotations                                4
     Income Phase Payments                                                    7
     Sales Material and Advertising                                           8
     Independent Auditors                                                     9
     Financial Statements of the Separate Account                           S-1
     Conslidated Financial Statements of ING Insurance Company
      of America                                                            F-1

                         GENERAL INFORMATION AND HISTORY

ING Insurance Company of America (formerly Aetna Insurance Company of America) (the "Company", "we", "us", "our") issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. We are an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. We are engaged in the business of issuing life insurance and annuities. Our Service Center is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Our executive offices are located at 5100 West Lemon Street, Suite 213, Tampa, Florida 33609.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC ING Financial is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial or of other registered broker-dealers who have entered into sales arrangements with ING Financial. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contracts during each period (e.g., 1.25% mortality and expense risk charge, $30 annual maintenance fee, 0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after seven years). These charges will be deducted on a pro rata basis in the case of fractional periods. The annual maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus (converted to a percentage of assets equal to 0.048%). The total return figures shown below may be different from the actual historical total returns under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge. The annual maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2002 for the subaccounts under the contracts. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING MFS Emerging Equities Portfolio (Initial Class), ING MFS Research Portfolio (Initial Class), ING Scudder International Growth Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the ING Partners, Inc. ("IPI") portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date.

                                                                  ------------------------------------------------------------------
                                                                                                                          DATE
                                                                                                                     CONTRIBUTIONS
                                                                                                                     FIRST RECEIV
                                                                                                                       UNDER THE
                                                                                             STANDARDIZED               SEPARATE
                                                                                                                        ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                           SUBACCOUNT                                 1 YEAR      5 YEAR     10 YEAR     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                    (19.82%)     (1.55%)                  (1.26%)     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Asset ManagerSM Portfolio (Initial Class)             (16.43%)     (0.74%)                   3.65%      04/30/1996
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)                (17.04%)      1.55%                    6.62%      03/29/1996
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Equity-Income Portfolio (Initial Class)               (24.59%)     (1.91%)                   3.64%      01/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Growth Portfolio (Initial Class)                      (37.65%)     (2.59%)                   2.82%      01/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP High Income Portfolio (Initial Class)                  (4.34%)     (8.44%)                  (2.70%)     03/29/1996
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Index 500 Portfolio (Initial Class)                   (29.85%)     (3.09%)                   4.16%      03/29/1996
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Overseas Portfolio (Initial Class)                    (27.90%)     (6.28%)                  (1.96%)     03/29/1996
------------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Fleming International Portfolio (Initial Class)         (25.71%)     (4.18%)                  (3.87%)     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio (Initial Class)              (37.71%)     (3.61%)                  (3.26%)     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Equity Portfolio (Initial Class)                    (32.48%)     (5.14%)                  (5.43%)     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/ING MFS Research            (32.48%)     (5.14%)                  (5.11%)     03/30/1996
Equity(1)
------------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)     (42.82%)    (10.04%)                 (10.11%)     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/ING Salomon Brothers Aggressive             (42.82%)    (10.04%)                  (5.77%)     01/31/1996
Growth(1)
------------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Growth Equity Portfolio (Initial Class)            (30.89%)     (0.75%)                  (0.33%)     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/ING T. Rowe Price Growth Equity(1)             (30.89%)     (0.75%)                   4.35%      01/31/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP Balanced Portfolio, Inc. (Class R)                            (17.99%)      0.39%                    4.95%      02/29/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio (Class R)                                        0.52%       4.64%                    4.67%      01/31/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP Growth and Income Portfolio (Class R)                         (32.58%)     (8.43%)                   0.12%      01/31/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP Growth Portfolio (Class R)                                    (36.50%)     (5.56%)                  (1.85%)     05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class R)                       (29.14%)     (2.14%)                   3.85%      10/31/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP International Equity Portfolio (Class R)                      (34.25%)                             (11.61%)     05/05/1998
------------------------------------------------------------------------------------------------------------------------------------
ING VP Money Market Portfolio (Class R)(2)                            (6.15%)      2.34%                    2.89%      02/29/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP Small Company Portfolio (Class R)                             (30.82%)      0.24%                    3.75%      05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Balanced Portfolio (Class R)             (17.23%)     (2.51%)                   2.23%      07/31/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Growth Portfolio (Class R)               (21.42%)     (4.28%)                   1.63%      07/31/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Income Portfolio (Class R)               (12.07%)      0.13%                    3.33%      05/31/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP Technology Portfolio (Class R)                                (48.75%)                             (43.35%)     05/09/2000
------------------------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio (Class R)                         (33.54%)     (0.66%)                   2.94%      05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)                (14.16%)      6.11%                    9.18%      03/29/1996
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio (Institutional Shares)           2.65%       4.88%                    6.60%      04/30/1996
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)                  (34.08%)     (3.85%)                   1.36%      03/29/1996
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)          (35.50%)     (4.36%)                  (1.89%)     03/29/1996
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)        (33.08%)     (1.56%)                   5.02%      01/31/1996
------------------------------------------------------------------------------------------------------------------------------------
MFS(R)Strategic Income Series (Initial Class)                          0.59%       2.47%                    2.28%      05/31/1996
------------------------------------------------------------------------------------------------------------------------------------
MFS(R)Total Return Series (Initial Class)                            (12.89%)      2.88%                    6.53%      05/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                                (35.35%)     (4.17%)                  (2.05%)     05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                (29.74%)      3.28%                    4.43%      05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA                                      (26.42%)     (5.55%)                  (1.90%)     05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                    (0.37%)      1.96%                    2.73%      05/30/1997
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.36%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.

                                                                  ------------------------------------------------------------------
                                                                                                                          FUND
                                                                                  NON-STANDARDIZED                      INCEPTION
                                                                                                                          DATE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SINCE
                           SUBACCOUNT                               1 YEAR    3 YEARS   5 YEARS  10 YEARS  INCEPTION**
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                               (13.43%)   (8.82%)   (0.80%)    5.06%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Asset ManagerSM Portfolio (Initial Class) (1)       (10.06%)   (6.98%)   (0.01%)    5.52%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)              (10.67%)  (10.75%)    2.21%               10.66%    01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Equity-Income Portfolio (Initial Class) (1)         (18.16%)   (6.43%)   (1.14%)    8.21%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Growth Portfolio (Initial Class) (1)                (31.13%)  (21.15%)   (1.80%)    6.87%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP High Income Portfolio (Initial Class) (1)             1.95%   (12.17%)   (7.40%)    1.96%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Index 500 Portfolio (Initial Class) (1)             (23.39%)  (15.98%)   (2.28%)    7.47%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Overseas Portfolio (Initial Class) (1)              (21.45%)  (21.36%)   (5.34%)    3.18%
------------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Fleming International Portfolio (Initial Class)       (19.28%)  (22.78%)   (3.33%)              (3.04%)   11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio (Initial Class)            (31.19%)  (22.03%)   (2.78%)              (2.49%)   11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Equity Portfolio (Initial Class)                  (25.99%)  (18.41%)   (4.25%)              (4.54%)   11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/ING MFS Research          (25.99%)  (18.41%)   (4.25%)   (0.07%)
Equity(2)
------------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)   (36.26%)  (30.92%)   (8.93%)              (9.00%)   11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/ING Salomon Brothers Aggressive           (36.26%)  (30.92%)   (8.93%)    0.36%
Growth(2)
------------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Growth Equity Portfolio (Initial Class)          (24.42%)  (12.99%)   (0.02%)               0.37%    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/ING T. Rowe Price Growth Equity(2)           (24.42%)  (12.99%)   (0.02%)    8.63%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Balanced Portfolio, Inc. (Class R)(1)                       (11.61%)   (6.49%)    1.08%     6.79%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio (Class R)(1)                                   6.77%     7.33%     5.21%     5.31%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Growth and Income Portfolio (Class R)(1)                    (26.09%)  (19.51%)   (7.40%)    3.65%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Growth Portfolio (Class R)                                  (29.99%)  (24.14%)   (4.65%)               0.79%    12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class R)                     (22.68%)  (16.24%)   (1.36%)               4.83%    09/16/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP International Equity Portfolio (Class R)                    (27.76%)  (24.79%)   (5.75%)              (5.22%)   12/22/1997
------------------------------------------------------------------------------------------------------------------------------------
ING VP Money Market Portfolio (Class R)(1)(3)                        0.15%     2.46%     2.97%     3.14%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Small Company Portfolio (Class R)                           (24.35%)   (6.57%)    0.94%                5.83%    12/27/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Balanced Portfolio (Class R)           (10.85%)   (6.84%)   (1.72%)               4.09%    07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Growth Portfolio (Class R)             (15.01%)  (10.16%)   (3.42%)               3.84%    07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Income Portfolio (Class R)              (5.73%)   (2.15%)    0.83%                4.82%    07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
ING VP Technology Portfolio (Class R)                              (42.15%)                                 (40.05%)   05/01/2000
------------------------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio (Class R)                       (27.05%)  (10.97%)    0.07%                5.81%    12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)               (7.80%)   (5.86%)    6.65%               10.26%    09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio (Institutional Shares)         8.88%     6.58%     5.45%                6.82%    09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)                (27.59%)  (23.25%)   (3.01%)               5.35%    09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)        (28.99%)  (34.23%)   (3.50%)               5.70%    09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)      (26.59%)  (22.46%)   (0.80%)               8.80%    09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
MFS(R)Strategic Income Series (Initial Class)                        6.84%     4.47%     3.10%                3.23%    06/14/1994
------------------------------------------------------------------------------------------------------------------------------------
MFS(R)Total Return Series (Initial Class)                           (6.55%)    1.83%     3.50%                9.12%    01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA (1)                          (28.85%)  (25.03%)   (3.32%)    5.10%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (1)                          (23.28%)  (11.69%)    3.89%    10.30%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA                                    (19.98%)  (13.96%)   (4.65%)               7.10%    07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                   5.89%     3.44%     2.61%                4.27%    05/03/1993
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.36%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.

                       INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be
20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces a phase payment of $276.07.

* If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                   SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                        INDEPENDENT AUDITORS

Ernst & Young LLP are the independent auditors for the separate account and for the Company for the years ended December 31, 2002 and 2001. Prior to
May 3, 2001, KPMG LLP were the independent auditors for the separate account and for the Company. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements.
                                       8

                        ING INSURANCE COMPANY OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)

                         INDEX TO FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Reports of Independent Auditors...................   F-2

Financial Statements:

    Income Statements for the years ended
       December 31, 2002 and 2001, one month ended
       December 31, 2000 and eleven months ended
       November 30, 2000..........................   F-4

    Balance Sheets as of December 31, 2002 and
       2001.......................................   F-5

    Statements of Changes in Shareholder's Equity
       for the years ended December 31, 2002 and
       2001, one month ended December 31, 2000 and
       eleven months ended November 30, 2000......   F-6

    Statements of Cash Flows for the years ended
       December 31, 2002 and 2001, one month ended
       December 31, 2000 and eleven months ended
       November 30, 2000..........................   F-7

    Notes to Financial Statements.................   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Insurance Company of America

We have audited the accompanying balance sheets of ING Insurance Company of America as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING Insurance Company of America at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years then ended, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                /s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2003

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
ING Insurance Company of America:

We have audited the accompanying statements of income, changes in shareholder's equity and cash flows of ING Insurance Company of America, formerly known as Aetna Insurance Company of America, for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 ("Preacquisition Company"). These financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the Successor Company's financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of ING Insurance Company of America for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's financial statements referred to above present fairly, in all material respects, the results of its operations and its cash flows for the period from January 1, 2000 to November 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Insurance Company of America's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

                        ING INSURANCE COMPANY OF AMERICA
     (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

                               INCOME STATEMENTS
                                   (Millions)

                                                                             Preacquisition
                                                                             --------------
                                                                One month        Eleven
                                 Year ended     Year ended        ended       months ended
                                December 31,   December 31,   December 31,    November 30,
                                    2002           2001           2000            2000
                                -------------  -------------  -------------  --------------
Revenues:
  Fee income                       $   8.5         $14.6           $1.4          $17.8
  Net investment income                6.7           9.9            1.0           10.2
  Net realized capital gains
    (losses)                          (2.4)          0.9             --           (0.8)
                                   -------         -----           ----          -----
       Total revenue                  12.8          25.4            2.4           27.2
                                   -------         -----           ----          -----
Benefits, losses and expenses:
  Benefits:
    Interest credited and
      other benefits to
      policyholders                    4.0           7.2            0.6            6.8
  Underwriting, acquisition,
    and insurance expenses:
    Operating expenses                 3.5           2.2            0.5            4.7
    Amortization:
    Deferred policy
      acquisition costs and
      value of business
      acquired                        10.6           4.8            0.4            5.3
    Goodwill                            --           2.6             --             --
                                   -------         -----           ----          -----
         Total benefits,
           losses and expenses        18.1          16.8            1.5           16.8
                                   -------         -----           ----          -----

Income (loss) before income
  taxes                               (5.3)          8.6            0.9           10.4
    Income tax expense
      (benefit)                       (2.0)          3.7            0.3            2.6
                                   -------         -----           ----          -----
Income (loss) before
  cumulative effect of change
  in accounting principle             (3.3)          4.9            0.6            7.8
  Cumulative effect of change
    in accounting principle         (101.8)           --             --             --
                                   -------         -----           ----          -----

Net income (loss)                  $(105.1)        $ 4.9           $0.6          $ 7.8
                                   =======         =====           ====          =====

SEE NOTES TO FINANCIAL STATEMENTS

                        ING INSURANCE COMPANY OF AMERICA
     (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

                                 BALANCE SHEETS
                         (Millions, except share data)

                                          December 31,  December 31,
                                              2002          2001
                                          ------------  ------------
                 ASSETS
Investments:
  Fixed maturities, available for sale,
    at fair value
    (amortized cost of $121.6 at 2002
    and $120.2 at 2001)                      $129.6       $  124.4
  Securities pledged to creditors
    (amortized cost of $7.8 at 2001)             --            7.8
                                             ------       --------
        Total investments                     129.6          132.2
Cash and cash equivalents                       5.2           (0.6)
Short term investments under securities
  loan agreement                                 --            9.9
Accrued investment income                       1.5            2.0
Deferred policy acquisition costs               1.2            0.8
Value of business acquired                     34.2           46.5
Goodwill (net of accumulated
  amortization of $2.6 at 2001)                  --          101.8
Other assets                                   14.5           21.5
Assets held in separate accounts              622.0          821.3
                                             ------       --------
        Total assets                         $808.2       $1,135.4
                                             ======       ========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
  Other policyholders' funds                 $ 91.1       $   95.6
  Payables under securities loan
    agreement                                     -            9.9
  Current income taxes                          2.1            1.5
  Deferred income taxes                         6.3            7.4
  Other liabilities                             0.8            9.5
  Liabilities related to separate
    accounts                                  622.0          821.3
                                             ------       --------
        Total liabilities                     722.3          945.2
                                             ------       --------
Shareholder's equity:
  Common stock (35,000 shares
    authorized; 25,500 issued and
    outstanding; $100 per share par
    value)                                      2.5            2.5
  Additional paid-in capital                  181.2          180.9
  Accumulated other comprehensive income        1.8            1.3
  Retained earnings (deficit)                 (99.6)           5.5
                                             ------       --------
        Total shareholder's equity             85.9          190.2
                                             ------       --------
           Total liabilities and
             shareholder's equity            $808.2       $1,135.4
                                             ======       ========

SEE NOTES TO FINANCIAL STATEMENTS

                        ING INSURANCE COMPANY OF AMERICA
     (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                     Accumulated
                                                        Other      Retained       Total
                           Common    Additional     Comprehensive  Earnings   Shareholder's
                           Stock   Paid-in-Capital  Income (Loss)  (Deficit)     Equity
                           ------  ---------------  -------------  ---------  -------------
Balance at December 31,
  1999                      $2.5       $ 62.5           $(1.6)      $ 10.0       $  73.4
Comprehensive income:
  Net income                  --           --              --          7.8           7.8
  Other comprehensive
    income net of tax:
    Unrealized gain on
      securities ($2.0
      pretax)                 --           --             1.3           --           1.3
  Comprehensive income                                                               9.1
Adjustment for purchase
  accounting                  --        118.8              --        (17.8)        101.0
                            ----       ------           -----       ------       -------
Balance at November 30,
  2000                       2.5        181.3            (0.3)          --         183.5
Comprehensive income:
  Net income                  --           --              --          0.6           0.6
  Other comprehensive
    income net of tax:
    Unrealized gain on
      securities ($0.8
      pretax)                 --           --             0.5           --           0.5
  Comprehensive income                                                               1.1
                            ----       ------           -----       ------       -------
Balance at December 31,
  2000                       2.5        181.3             0.2          0.6         184.6
Comprehensive income:
  Net income                  --           --              --          4.9           4.9
  Other comprehensive
    income net of tax:
    Unrealized gain on
      securities ($1.7
      pretax)                 --           --             1.1           --           1.1
  Comprehensive income                                                               6.0
Return of capital             --         (0.4)             --           --          (0.4)
                            ----       ------           -----       ------       -------
Balance at December 31,
  2001                       2.5        180.9             1.3          5.5         190.2
Comprehensive income:
  Net (loss)                  --           --              --       (105.1)       (105.1)
  Other comprehensive
    income net of tax:
    Unrealized gain on
      securities ($0.8,
      pretax)                 --           --             0.5           --           0.5
    Comprehensive (loss)                                                          (104.6)
  SERP -- transfer            --          0.3              --           --           0.3
                            ----       ------           -----       ------       -------
  Balance at December 31,
    2002                    $2.5       $181.2           $ 1.8       $(99.6)      $  85.9
                            ====       ======           =====       ======       =======

SEE NOTES TO FINANCIAL STATEMENTS

                        ING INSURANCE COMPANY OF AMERICA
     (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

                            STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                             Preacquisition
                                                                One month    Eleven months
                                 Year ended     Year ended        ended          ended
                                December 31,   December 31,   December 31,    November 30,
                                    2002           2001           2000            2000
                                -------------  -------------  -------------  --------------
Cash Flows from Operating
  Activities:
Net income (loss)                  $(105.1)       $  4.9          $ 0.6         $   7.8
Adjustments to reconcile net
  income (loss) to net cash
  provided by operating
  activities:
  Net amortization of discount
    on debt securities                  --            --             --            (0.2)
  Net realized capital (gains)
    losses                             2.4          (0.9)            --             0.8
  (Increase) decrease in
    accrued investment income          0.5          (0.4)           0.2             0.1
  (Increase) decrease in
    deferred policy
    acquisition costs                 (0.4)          3.8            0.1             3.3
  (Increase) decrease in value
    of business acquired              10.2            --             --              --
  Amortization of goodwill,
    net of adjustments                  --           2.6             --              --
  Goodwill impairment                101.8            --             --              --
  Change in other assets and
    liabilities                        7.3           1.3           (0.1)            1.3
  Net change in amounts due
    to/from parent and
    affiliate                           --          (0.3)           0.9             2.4
  Provision for deferred
    income taxes                       1.3           3.1             --             2.4
  Other, net                           0.1            --             --              --
                                   -------        ------          -----         -------
Net cash provided by operating
  activities                          18.1          14.1            1.7            17.9
                                   -------        ------          -----         -------
Cash Flows from Investing
  Activities:
  Proceeds from the sale of:
    Fixed maturities available
      for sale                       124.0          67.6             --           148.3
    Equity securities                   --            --             --              --
    Short-term investments              --           2.8             --             0.1
  Investment maturities and
    collections of:
    Fixed maturities available
      for sale                         9.1          12.1            0.2             6.0
  Acquisition of investments:
    Fixed maturities available
      for sale                      (128.1)        (71.3)          (0.2)         (154.1)
    Short-term investments              --            --             --            (2.8)
  Other, net                           0.7            --             --              --
                                   -------        ------          -----         -------
Net cash provided by (used
  for) investing activities            5.7          11.2             --            (2.5)
                                   -------        ------          -----         -------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                          8.0           6.3            0.5             7.4
  Maturities and withdrawals
    from insurance contracts         (26.4)        (29.7)          (2.5)          (39.3)
  Return of capital                     --          (0.4)            --              --
  Transfers from (to) separate
    accounts                           0.4         (11.2)          (0.2)            3.2
                                   -------        ------          -----         -------
Net cash (used for) financing
  activities                         (18.0)        (35.0)          (2.2)          (28.7)
                                   -------        ------          -----         -------
Net increase (decrease) in
  cash and cash equivalents            5.8          (9.7)          (0.5)          (13.3)
Cash and cash equivalents,
  beginning of period                 (0.6)          9.1            9.6            22.9
                                   -------        ------          -----         -------
Cash and cash equivalents, end
  of period                        $   5.2        $ (0.6)         $ 9.1         $   9.6
                                   =======        ======          =====         =======
Supplemental cash flow
  information:
Income taxes paid (received),
  net                              $  (1.3)       $  0.3          $ 0.3         $   0.2
                                   =======        ======          =====         =======

SEE NOTES TO FINANCIAL STATEMENTS

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    ING Insurance Company of America ("IICA," or the "Company"), formerly known as Aetna Insurance Company of America ("AICA"), is a provider of financial services in the United States. The Company is a wholly-owned subsidiary of ING Life Insurance and Annuity Company ("ILIAC"). ILIAC is a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which is a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI is ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands.

    On December 13, 2000, ING America Insurance Holdings, Inc., ("ING AIH") an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain IRSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly were excluded from the pre-acquisition Statement of Cash Flows for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $3.2 million and a net increase to liabilities of $1.1 million. Additionally, the Company established goodwill of $98.9 million. Goodwill was amortized over a period of 40 years prior to January 1, 2002.

    The allocation of the purchase price to assets and liabilities was subjected to further refinement throughout 2001 as additional information became available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations were as follows:

    The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

    The Company adjusted its reserve for other policyholders' funds in order to conform its accounting policies with those of ING; and

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
    The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $9.4 million, a net decrease to liabilities of $3.9 million and a net increase to the Company's goodwill of $5.5 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $5.5 million. The pro forma adjustments, which did not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    The Company has one operating segment ING U.S. Financial Services ("USFS") and all revenue reported by the company comes from external customers.

    DESCRIPTION OF BUSINESS

    The Company principally offers annuity contracts to individuals on a qualified and non-qualified basis and to employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 408. The Company's products are offered primarily to individuals and employer-sponsored groups in the education market. The Company's products are generally sold through a managed network of broker/dealers and dedicated career agents.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In June 2001, the Financial Accounting Standards Board ("FASB") issued FAS No. 142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

    As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1. SIGNIFICANT ACCOUNTING POLICIES (continued) determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

    The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $101.8 million, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Income Statement.

    Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $2.6 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                          Preacquisition
                                                                          --------------
                                                            One month     Eleven months
                                          Year ended          ended           ended
                                         December 31,     December 31,     November 30,
   (Millions)                                2001             2000             2000
   Reported net income after tax             $4.9             $0.6             $7.8
   Add back goodwill amortization, net
     of tax                                   2.6               --               --
   -------------------------------------------------------------------------------------
   Adjusted net income after tax             $7.5             $0.6             $7.8
   -------------------------------------------------------------------------------------

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the (FASB) issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB No.133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

    The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1. SIGNIFICANT ACCOUNTING POLICIES (continued) exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the statements of income as part of realized capital gains and losses.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

    GUARANTEES

    In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify account and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information about certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote.

    The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
    FUTURE ACCOUNTING STANDARDS

    EMBEDDED DERIVATIVES

    The FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36, "Embedded Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its financial positions, results of operations, or cash flows.

    FASB INTERPRETATION NO. 46 CONSOLIDATION OF VARIABLE INTEREST ENTITIES

    In January 2003, FASB issued Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities" ("VIE"), an interpretation of Accounting Research Bulletin ("ARB"), No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interests in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

    In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not believe it has any significant investments or ownership in VIEs.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
    RECLASSIFICATIONS

    Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

    The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

    When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in other Policyholders' funds. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." In accordance with this new standard, general account securities on loan are reflected on the Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                Gross       Gross
   December 31, 2001               Amortized  Unrealized  Unrealized  Fair
   (Millions)                        Cost       Gains       Losses    Value
   Total securities pledged to
     creditors                       $7.8        $ --        $ --     $7.8
   ========================================================================

    The Company had no securities pledged to creditors at December 31, 2002. Total securities pledged to creditors at December 31, 2001 consisted entirely of fixed maturity securities.

    The investment in affiliated mutual funds represents an investment in ING Investment Management ("IIM") managed mutual funds by the Company, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

    Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
    The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

    On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

    Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. VOBA is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

    The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the sale of Investment" ("FAS No. 97").

    Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

    Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

    DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
    Activity for the year-ended December 31, 2002 within VOBA was as follows:

   (Millions)
   Balance at December 31, 2001                        $46.5
   Adjustment for unrealized gain (loss)                (2.1)
   Additions                                             0.2
   Amortization                                        (10.4)
   ---------------------------------------------------------
   Balance at December 31, 2002                        $34.2
   =========================================================

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $6.7 million, $6.3 million, $5.1 million, $3.6 million and $2.5 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near-term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. In 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $3.5 million before tax, or $2.3 million, net of $1.2 million of federal income tax benefit.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 5.5% to 8.0% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Other Policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.9% to 8.7% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants, and the Company.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
    REVENUE RECOGNITION

    For certain annuity contracts, fee income for the cost of insurance, surrender expenses, and other fees are recorded as revenue as charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Income Statement.

    SEPARATE ACCOUNT

    Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by its affiliates, or other selected mutual funds not managed by the Company.

    Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $2.7 million and of $1.1 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 7.3% in 2002 and 3.0% to 14.0% in 2001.

    Separate Account assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    INCOME TAXES

    The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes, during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

2.  INVESTMENTS

    Fixed maturities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized    Fair
   2002 (Millions)                   Cost       Gains       Losses     Value
   U.S. government and government
     agencies and authorities       $ 27.9       $1.1        $ --      $ 29.0

   U.S. corporate securities:
       Public utilities                6.2        0.2         0.2         6.2
       Other corporate securities     58.8        5.2         0.1        63.9
   ---------------------------------------------------------------------------
     Total U.S. corporate
       securities                     65.0        5.4         0.3        70.1
   ---------------------------------------------------------------------------

   Mortgage-backed securities         22.0        1.3          --        23.3
   Other asset-backed securities       6.7        0.5          --         7.2
   ---------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors            121.6        8.3         0.3       129.6
   Less: Fixed maturities pledged
     to creditors                       --         --          --          --
   ---------------------------------------------------------------------------
     Fixed maturities               $121.6       $8.3        $0.3      $129.6
   ---------------------------------------------------------------------------

   U.S. government and government
     agencies and authorities       $ 13.5       $0.3        $ --      $ 13.8
   U.S. corporate securities:
       Public utilities                2.4        0.1          --         2.5
       Other corporate securities     83.0        2.6         0.1        85.5
   ---------------------------------------------------------------------------
   Total U.S. corporate
     securities                       85.4        2.7         0.1        88.0
   ---------------------------------------------------------------------------

   Mortgage-backed securities         13.9        0.6          --        14.5
   Other asset-backed securities      15.2        0.7          --        15.9
   ---------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors            128.0        4.3         0.1       132.2
   Less: Fixed maturities pledged
     to creditors                      7.8         --          --         7.8
   ---------------------------------------------------------------------------
   Fixed maturities                 $120.2       $4.3        $0.1      $124.4
   ===========================================================================

    At December 31, 2002 and 2001, net unrealized appreciation of $8.0 million and $4.2 million, respectively, on available-for-sale fixed maturities (including fixed maturities pledged to creditors in 2001) included $7.3 million and $3.9 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

    The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   Due to mature:
     One year or less                        $     --   $      --
     After one year through five years           29.1        30.7
     After five years through ten years          46.0        48.5
     After ten years                             17.8        19.9
     Mortgage-backed securities                  22.0        23.3
     Other asset-backed securities                6.7         7.2
     Less: Fixed maturities securities
       pledged to creditor                         --          --
   --------------------------------------------------------------
     Fixed maturities                        $  121.6   $   129.6
   ==============================================================

    At December 31, 2002 and 2001, fixed maturities with fair values of $6.5 million and $5.8 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have investments in equity securities at December 31, 2002 or 2001.

3.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

    FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the below financial instruments:

    FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

    CASH AND CASH EQUIVALENTS: The carrying amounts for these assets approximate the assets' fair value.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    The carrying values and estimated fair values of the Company's investment contract liabilities at December 31, 2002 and 2001 were as follows:

                                         2002              2001
                                   ----------------  ----------------
                                   Carrying   Fair   Carrying   Fair
   (Millions)                       Value    Value    Value    Value
   Assets:
     Fixed maturities               $129.6   $129.6   $124.4   $124.4
     Cash and cash equivalents         5.2      5.2     (0.6)    (0.6)
   Investment contract
     liabilities:
     With a fixed maturity            (1.4)    (1.4)    (1.6)    (1.7)
     Without a fixed maturity        (12.6)   (12.6)   (94.0)   (92.2)
   ------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                     $7.9             $ 8.9            $0.8             $ 8.3
   Nonredeemable preferred stock          --                --              --               0.1
   Cash equivalents                      0.1               0.5             0.1               0.9
   Short-term investments                 --                --              --               0.1
   Other                                  --               1.0             0.1               0.9
   -------------------------------------------------------------------------------------------------
   Gross investment income               8.0              10.4             1.0              10.3
   Less: investment expenses             1.3               0.5              --               0.1
   -------------------------------------------------------------------------------------------------
   Net investment income                $6.7             $ 9.9            $1.0             $10.2
   =================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $2.8 million for the year ended December 31, 2002, $7.3 million for the year ended December 31, 2001, and $0.7 million and $8.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively. Interest credited to contractholders is included in current and future benefits.

5.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2002 or 2001.

    The Insurance Departments of the State of Florida and the State of Connecticut (the "Department") recognize as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles accepted in the United States of America. Statutory net income was $2.5 million, $1.1 million and $5.7 million for the years ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $63.7 million and $59.7 million as of December 31, 2002 and 2001, respectively.

    As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of December 31, 2001 was an increase of $1.3 million.

6.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Net realized capital gains (losses) of ($1.7) million, $1.3 million and $(1.1) million for the years ended December 31, 2002 and 2001, and eleven months ended November 30, 2000, respectively, allocable to experience rated contracts, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in Other policyholders' funds. Net unamortized gains (losses) allocable to experienced rated contractholders were $0.1 million, $(1.1) million, and $(1.9) million at December 31, 2002 and 2001, and the eleven months ended November 30, 2000, respectively. There were no net realized gains (losses) and net unamortized gains (losses) and net unamortized gains (losses) allocable to experience rated contractholders for the one month ended December 31, 2000.

    Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Proceeds on sales                   $124.0            $67.6         $       --         $148.3
   Gross gains                            0.6              0.9                 --            0.2
   Gross losses                           3.0               --                 --            1.0
   -------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                     $0.4             $ --             $0.1             $0.2
   Equity securities                      --              0.1               --               --
   Other                                 0.4              1.6              0.7              1.8
   -------------------------------------------------------------------------------------------------
       Subtotal                          0.8              1.7              0.8              2.0
   Less: Increase in deferred
     income taxes                        0.3              0.6              0.3              0.7
   -------------------------------------------------------------------------------------------------
   Net changes in accumulated
     other comprehensive income         $0.5             $1.1             $0.5             $1.3
   =================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $7.3 million and $3.9 million at December 31, 2002 and 2001, respectively, are reflected on the Balance Sheets in other policyholders' funds and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders:

                                                                                       Preacquistion
                                                                                      ---------------
                                        As of            As of            As of            As of
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Net unrealized capital gains
     (losses):
   Fixed maturities                     $0.7             $0.3             $ 0.3            $ 0.2
   Equity securities                      --               --              (0.1)            (0.1)
   Other                                 2.1              1.7               0.1             (0.6)
   --------------------------------------------------------------------------------------------------
                                         2.8              2.0               0.3             (0.5)
   Less: Deferred income taxes           1.0              0.7               0.1             (0.2)
   --------------------------------------------------------------------------------------------------
   Net accumulated other
     comprehensive income               $1.8             $1.3             $ 0.2            $(0.3)
   ==================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Unrealized holding gains
     (losses) arising the year
     (1)                                $0.8             $1.7             $ 0.3            $ 0.9
   Less: reclassification
     adjustment for gains
     (losses) and other items
     included in net income (2)          0.3              0.6              (0.2)            (0.4)
   -------------------------------------------------------------------------------------------------
   Net unrealized gains (losses)
     on securities                      $0.5             $1.1             $ 0.5            $ 1.3
   =================================================================================================

   (1) Pretax unrealized holding gains (losses) arising during the year were $1.2 million, $2.6 million, $0.5 million and $1.3 million for the years ended December 31, 2002 and 2001, the one month ended
        December 31, 2000 and the eleven months ended November 31, 2000, respectively.
   (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $0.5 million, $0.9 million, $(0.3) and $(0.7) million for the years ended December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended
        November 31, 2000, respectively.

7.  INCOME TAXES

    The Company is a subsidiary in the ILIAC consolidated federal income tax return. The Company files a consolidated federal income tax return with the ILIAC consolidated group. The Company has a tax allocation agreement with ILIAC whereby the Company is charged by its parent for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Current taxes (benefits):
     Federal                            $(1.4)           $1.6             $(0.4)           $ 0.6
     State                                0.2              --                --               --
     Net realized capital gains
       (losses)                           0.5             0.2                --             (0.4)
   -------------------------------------------------------------------------------------------------
   Total current taxes (benefits)        (0.7)            1.8              (0.4)             0.2
   -------------------------------------------------------------------------------------------------
   Deferred taxes (benefits):
     Federal                              0.1             1.8               0.7              2.3
     Net realized capital gains
       (losses)                          (1.4)            0.1                --              0.1
   -------------------------------------------------------------------------------------------------
   Total deferred taxes
     (benefits)                          (1.3)            1.9               0.7              2.4
   -------------------------------------------------------------------------------------------------
       Total                            $(2.0)           $3.7             $ 0.3            $ 2.6
   =================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Income (loss) from continuing
     operations before income
     taxes                              $(5.3)           $ 8.6            $0.9             $10.4
   Tax rate                               35%              35%             35%               35%
   -------------------------------------------------------------------------------------------------
   Application of the tax rate           (1.9)             3.0             0.3               3.6
   Tax effect of:
     State income tax, net of
       federal benefit                    0.1               --              --                --
     Excludable dividends                (0.3)            (0.2)             --              (1.0)
     Goodwill amortization                 --              0.9              --                --
     Other, net                           0.1               --              --                --
   -------------------------------------------------------------------------------------------------
       Income taxes                     $(2.0)           $ 3.7            $0.3             $ 2.6
   =================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                2002   2001
   Deferred tax assets:
     Insurance reserves                      $ 5.4  $ 7.1
     Deferred policy acquisition costs         1.9    2.5
     Unrealized gains allocable to
       experience-rated contracts              2.5    1.4
     Guaranty fund assessments                 0.1    0.1
     Other                                     0.1     --
   ------------------------------------------------------
   Total gross assets                         10.0   11.1
   ------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired               12.7   16.3
     Net unrealized capital gains              3.5    2.1
     Other                                     0.1    0.1
   ------------------------------------------------------
   Total gross liabilities                    16.3   18.5
   ------------------------------------------------------
   Net deferred tax liability                $ 6.3  $ 7.4
   ======================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

8.  BENEFIT PLANS

    The Company utilizes the employees of ING and its affiliates, primarily ILIAC. The benefit plan charges allocated to the Company were not significant for the years ended December 31, 2001, one month ended December 31, 2000 or eleven months ended November 30, 2000.

    As of December 31, 2001, the qualified defined benefit pension plan offered by ILIAC ("Transition Pension Plan") to its employees was merged into the ING Americas Retirement Plan. Accordingly, ILIAC transferred the net plan assets of the Transition Pension Plan to ING North America Insurance Corporation, the new plan sponsor, and recorded this transfer as a reduction of paid-in-capital. There were no pension benefit charges allocated to the Company from the ING Americas Retirement Plan for 2002.

    During 2002, liabilities totaling $0.3 million were allocated to the Company related to a Supplemental Excess Retirement Plan ("SERP") that covers certain employees of ING Life Insurance Company of America and Aeltus, affiliates of the Company.

9.  RELATED PARTY TRANSACTIONS

    RECIPROCAL LOAN AGREEMENT

    The Company maintains a revolving loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, IICA can borrow up to 0.5% of its statutory admitted assets as of the prior December 31 from ING AIH. Interest on any IICA borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Under this agreement, IICA incurred an immaterial amount of interest expense for the years ended December 31, 2002 and 2001. At December 31, 2002 and 2001, IICA did not have any outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    The Company did not receive capital contributions in 2002, 2001 or 2000.

10. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    The Company occupies space that is leased by ILIAC or other affiliates. Expenses associated with these offices are allocated on a direct and indirect basis to the Company.

    COMMITMENTS

    At December 31, 2002 and 2001, the Company had no commitments or contingent liabilities.

    LITIGATION

    The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

    QUARTERLY DATA (UNAUDITED)

2002 (Millions)                 First  Second  Third  Fourth
Total Revenue                   $4.8   $ 3.7   $3.2   $   1.1
-------------------------------------------------------------
Income (loss) from continuing
  operations before income
  taxes                          0.5    (1.4)  (3.4)     (1.0)
Less: Income tax expense
  (benefit)                      0.1    (0.5)  (1.2)     (0.4)
-------------------------------------------------------------
Income (loss) from continuing
  operations                     0.4    (0.9)  (2.2)     (0.6)
-------------------------------------------------------------
Cumulative effect of change in
  accounting principle            --      --     --    (101.8)
-------------------------------------------------------------
Net income (loss)               $0.4   $(0.9)  $(2.2) $(102.4)
-------------------------------------------------------------

2001 (Millions)                 First  Second  Third  Fourth
Total Revenue                   $6.7   $ 6.8   $5.5   $   6.4
-------------------------------------------------------------
Income from continuing
  operations before income
  taxes                          1.5     2.2    0.7       4.2
Less: Income tax expense         0.8     0.9    0.1       1.9
-------------------------------------------------------------
Net income                      $0.7   $ 1.3   $0.6   $   2.3
-------------------------------------------------------------

                        ING Insurance Company of America
                           Variable Annuity Account I

                              Financial Statements

                          Year ended December 31, 2002


                                    CONTENTS

Report of Independent Auditors                                      S-2

Audited Financial Statements

Statement of Assets and Liabilities                                 S-4
Statement of Operations                                            S-12
Statements of Changes in Net Assets                                S-18
Notes to Financial Statements                                      S-28

                         Report of Independent Auditors

The Board of Directors and Participants
ING Insurance Company of America

We have audited the accompanying statement of assets and liabilities of ING Insurance Company of America Variable Annuity Account I (the "Account") (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Growth, AIM V.I. Premier Equity, Alger American Balanced, Alger American Income & Growth, Alger American Leveraged AllCap, American Century(R) VP Balanced, American Century(R) VP International, Calvert Social Balanced, Federated American Leaders, Federated Equity Income, Federated Fund for US Government Securities, Federated Growth Strategies, Federated High Income Bond, Federated International Equity, Federated Prime Money, Federated Utility, Fidelity(R) VIP Equity-Income, Fidelity(R) VIP Growth, Fidelity(R) VIP High Income, Fidelity(R) VIP Overseas, Fidelity(R) VIP II ASSET MANAGER(SM), Fidelity(R) VIP II Contrafund(R), Fidelity(R) VIP II Index 500, Fidelity(R) VIP II Investment Grade Bond, ING VP Balanced, ING VP Bond, ING VP Emerging Markets, ING VP Money Market, ING VP Natural Resources, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Income, ING JPMorgan Fleming International, ING MFS Capital Opportunities, ING MFS Research, ING Salomon Brothers Aggressive Growth, ING T. Rowe Price Growth Equity, ING VP Growth and Income, ING VP Growth, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP International Equity, ING VP Small Company, ING VP Technology, ING VP Value Opportunity, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Flexible Income, Janus Aspen Series Growth, Janus Aspen Series Worldwide Growth, MFS(R) Global Governments, MFS(R) Total Return, Oppenheimer Aggressive Growth, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income and Oppenheimer Strategic Bond Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Insurance Company of America Variable Annuity Account I at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

                        ING Insurance Company of America
                           Variable Annuity Account I

                       Statement of Assets and Liabilities

                                December 31, 2002

                                                        AIM V.I.
                                                         CAPITAL           AIM V.I.         AIM V.I.
                                                      APPRECIATION       CORE EQUITY         GROWTH
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $         5,716   $     1,624,945   $     1,169,901
                                                     ---------------------------------------------------
Total assets                                                   5,716         1,624,945         1,169,901
                                                     ---------------------------------------------------

 Net assets                                          $         5,716   $     1,624,945   $     1,169,901
                                                     ===================================================

NET ASSETS
   Accumulation units                                $         5,716   $     1,619,822   $     1,169,901
   Contracts in payout (annuitization) period                      -             5,123                 -
                                                     ---------------------------------------------------
 Total net assets                                    $         5,716   $     1,624,945   $     1,169,901
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                          -                 -                 -
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                                  952.587       264,676.792       299,207.384
                                                     ===================================================

Accumulation unit value:
   IICA I                                                          -                 -                 -
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                          $          6.00   $          6.12   $          3.91
                                                     ===================================================

Total number of mutual fund shares                               348            95,641           103,531
                                                     ===================================================

 Cost of mutual fund shares                          $         7,487   $     1,882,435   $     1,860,191
                                                     ===================================================

                                                                                             ALGER
                                                         AIM V.I.          ALGER            AMERICAN
                                                         PREMIER          AMERICAN          INCOME &
                                                          EQUITY          BALANCED           GROWTH
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $     1,373,906   $       749,833   $     1,479,176
                                                     ---------------------------------------------------
Total assets                                               1,373,906           749,833         1,479,176
                                                     ---------------------------------------------------

 Net assets                                          $     1,373,906   $       749,833   $     1,479,176
                                                     ===================================================

NET ASSETS
   Accumulation units                                $     1,373,906   $       749,833   $     1,479,176
   Contracts in payout (annuitization) period                      -                 -                 -
                                                     ---------------------------------------------------
 Total net assets                                    $     1,373,906   $       749,833   $     1,479,176
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                          -        44,739.446        94,818.977
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                              251,631.095                 -                 -
                                                     ===================================================

Accumulation unit value:
   IICA I                                                          -   $         16.76   $         15.60
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                          $          5.46                 -                 -
                                                     ===================================================

Total number of mutual fund shares                            84,704            66,416           204,306
                                                     ===================================================

 Cost of mutual fund shares                          $     1,807,130   $       846,049   $     2,050,119
                                                     ===================================================

SEE ACCOMPANYING NOTES.

                                                          ALGER
                                                         AMERICAN          AMERICAN          AMERICAN
                                                        LEVERAGED       CENTURY(R) VP     CENTURY(R) VP
                                                          ALLCAP           BALANCED       INTERNATIONAL
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $     1,456,065   $       276,546   $       477,425
                                                     ---------------------------------------------------
Total assets                                               1,456,065           276,546           477,425
                                                     ---------------------------------------------------

 Net assets                                          $     1,456,065   $       276,546   $       477,425
                                                     ===================================================

NET ASSETS
   Accumulation units                                $     1,456,065   $       276,546   $       477,425
   Contracts in payout (annuitization) period                      -                 -                 -
                                                     ---------------------------------------------------
 Total net assets                                    $     1,456,065   $       276,546   $       477,425
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                100,835.527        21,289.156        41,407.187
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                                        -                 -                 -
                                                     ===================================================

Accumulation unit value:
   IICA I                                            $         14.44   $         12.99   $         11.53
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                                        -                 -                 -
                                                     ===================================================

Total number of mutual fund shares                            69,835            47,598            91,636
                                                     ===================================================

 Cost of mutual fund shares                          $     2,069,821   $       303,166   $       594,719
                                                     ===================================================

                                                                          FEDERATED
                                                      CALVERT SOCIAL       AMERICAN         FEDERATED
                                                         BALANCED          LEADERS        EQUITY INCOME
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $       181,999   $    78,299,611   $    15,168,066
                                                     ---------------------------------------------------
Total assets                                                 181,999        78,299,611        15,168,066
                                                     ---------------------------------------------------

 Net assets                                          $       181,999   $    78,299,611   $    15,168,066
                                                     ===================================================

NET ASSETS
   Accumulation units                                $       181,999   $    78,152,735   $    15,084,953
   Contracts in payout (annuitization) period                      -           146,876            83,113
                                                     ---------------------------------------------------
 Total net assets                                    $       181,999   $    78,299,611   $    15,168,066
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                 11,930.700     4,800,536.562     1,534,583.184
                                                     ===================================================
   IICA II                                                 7,059.935                 -                 -
                                                     ===================================================
   IICA III                                                   60.683                 -                 -
                                                     ===================================================

Accumulation unit value:
   IICA I                                            $          9.61   $         16.28   $          9.83
                                                     ===================================================
   IICA II                                           $          9.47                 -                 -
                                                     ===================================================
   IICA III                                          $          8.03                 -                 -
                                                     ===================================================

Total number of mutual fund shares                           121,333         5,147,903         1,558,897
                                                     ===================================================

 Cost of mutual fund shares                          $       205,574   $    97,733,823   $    21,071,346
                                                     ===================================================

                                                        FEDERATED
                                                       FUND FOR US        FEDERATED         FEDERATED
                                                        GOVERNMENT         GROWTH          HIGH INCOME
                                                        SECURITIES       STRATEGIES           BOND
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $     7,622,024   $    17,585,251   $    14,412,920
                                                     ---------------   ---------------   ---------------
Total assets                                               7,622,024        17,585,251        14,412,920
                                                     ---------------   ---------------   ---------------

 Net assets                                          $     7,622,024   $    17,585,251   $    14,412,920
                                                     ===============   ===============   ===============

NET ASSETS
   Accumulation units                                $     7,622,024   $    17,585,251   $    14,398,984
   Contracts in payout (annuitization) period                      -                 -            13,936
                                                     ---------------   ---------------   ---------------
 Total net assets                                    $     7,622,024   $    17,585,251   $    14,412,920
                                                     ===============   ===============   ===============

Accumulation units outstanding:
   IICA I                                                509,834.392     1,290,187.191     1,175,427.265
                                                     ===============   ===============   ===============
   IICA II                                                         -                 -                 -
                                                     ===============   ===============   ===============
   IICA III                                                        -                 -                 -
                                                     ===============   ===============   ===============

Accumulation unit value:
   IICA I                                            $         14.95   $         13.63   $         12.25
                                                     ===============   ===============   ===============
   IICA II                                                         -                 -                 -
                                                     ===============   ===============   ===============
   IICA III                                                        -                 -                 -
                                                     ===============   ===============   ===============

Total number of mutual fund shares                           636,229         1,352,712         2,035,723
                                                     ===============   ===============   ===============

 Cost of mutual fund shares                          $     7,177,943   $    27,730,105   $    17,173,111
                                                     ===============   ===============   ===============

                                                        FEDERATED
                                                      INTERNATIONAL       FEDERATED         FEDERATED
                                                         EQUITY          PRIME MONEY         UTILITY
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $    11,588,568   $     5,730,783   $     8,714,371
                                                     ---------------------------------------------------
Total assets                                              11,588,568         5,730,783         8,714,371
                                                     ---------------------------------------------------

 Net assets                                          $    11,588,568   $     5,730,783   $     8,714,371
                                                     ===================================================

NET ASSETS
   Accumulation units                                $    11,554,301   $     5,730,783   $     8,667,911
   Contracts in payout (annuitization) period                 34,267                 -            46,460
                                                     ---------------------------------------------------
 Total net assets                                    $    11,588,568   $     5,730,783   $     8,714,371
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                              1,067,865.163       462,159.889       870,272.144
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                                        -                 -                 -
                                                     ===================================================

Accumulation unit value:
   IICA I                                            $         10.82   $         12.40   $          9.96
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                                        -                 -                 -
                                                     ===================================================

Total number of mutual fund shares                         1,318,381         5,730,783         1,158,826
                                                     ===================================================

 Cost of mutual fund shares                          $    22,313,544   $     5,730,783   $    15,029,822
                                                     ===================================================

                                                     FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                      EQUITY-INCOME        GROWTH          HIGH INCOME
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $    32,896,809   $    22,174,703   $     6,896,749
                                                     ---------------------------------------------------
Total assets                                              32,896,809        22,174,703         6,896,749
                                                     ---------------------------------------------------

 Net assets                                          $    32,896,809   $    22,174,703   $     6,896,749
                                                     ===================================================

NET ASSETS
   Accumulation units                                $    32,896,809   $    22,174,703   $     6,845,492
   Contracts in payout (annuitization) period                      -                 -            51,257
                                                     ---------------------------------------------------
 Total net assets                                    $    32,896,809   $    22,174,703   $     6,896,749
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                              2,000,319.137     1,125,585.750       663,068.138
                                                     ===================================================
   IICA II                                               482,334.912       289,422.471       126,878.706
                                                     ===================================================
   IICA III                                                2,692.155     1,058,747.561                 -
                                                     ===================================================

Accumulation unit value:
   IICA I                                            $         14.18   $         12.19   $          9.04
                                                     ===================================================
   IICA II                                           $          9.35   $          8.87   $          6.71
                                                     ===================================================
   IICA III                                          $          8.34   $          5.56                 -
                                                     ===================================================

Total number of mutual fund shares                         1,811,498           946,020         1,163,027
                                                     ===================================================

 Cost of mutual fund shares                          $    39,490,783   $    28,881,703   $     6,754,384
                                                     ===================================================

SEE ACCOMPANYING NOTES.

                                                                       FIDELITY(R) VIP   FIDELITY(R) VIP
                                                     FIDELITY(R) VIP      II ASSET             II
                                                        OVERSEAS         MANAGER(SM)      CONTRAFUND(R)
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $     2,309,062   $     5,091,848   $    22,087,718
                                                     ---------------------------------------------------
Total assets                                               2,309,062         5,091,848        22,087,718
                                                     ---------------------------------------------------

 Net assets                                          $     2,309,062   $     5,091,848   $    22,087,718
                                                     ===================================================

NET ASSETS
   Accumulation units                                $     2,309,062   $     5,091,848   $    22,087,718
   Contracts in payout (annuitization) period                      -                 -                 -
                                                     ---------------------------------------------------
 Total net assets                                    $     2,309,062   $     5,091,848   $    22,087,718
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                209,026.255       304,706.655     1,144,943.468
                                                     ===================================================
   IICA II                                                42,116.131        86,026.015       282,850.571
                                                     ===================================================
   IICA III                                                        -                 -         3,465.144
                                                     ===================================================

Accumulation unit value:
   IICA I                                            $          9.59   $         13.91   $         16.55
                                                     ===================================================
   IICA II                                           $          7.23   $          9.92   $         11.00
                                                     ===================================================
   IICA III                                                        -                 -   $          7.95
                                                     ===================================================

Total number of mutual fund shares                           210,297           399,361         1,220,316
                                                     ===================================================

 Cost of mutual fund shares                          $     2,855,813   $     5,466,606   $    25,203,387
                                                     ===================================================

                                                                       FIDELITY(R) VIP
                                                     FIDELITY(R) VIP    II INVESTMENT         ING VP
                                                       II INDEX 500      GRADE BOND          BALANCED
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $    20,521,307   $       685,531   $    10,006,023
                                                     ---------------------------------------------------
Total assets                                              20,521,307           685,531        10,006,023
                                                     ---------------------------------------------------

 Net assets                                          $    20,521,307   $       685,531   $    10,006,023
                                                     ===================================================

NET ASSETS
   Accumulation units                                $    20,521,307   $       685,531   $     9,910,123
   Contracts in payout (annuitization) period                      -                 -            95,900
                                                     ---------------------------------------------------
 Total net assets                                    $    20,521,307   $       685,531   $    10,006,023
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                              1,193,376.064        45,641.184       273,826.481
                                                     ===================================================
   IICA II                                               318,691.707                 -       100,062.090
                                                     ===================================================
   IICA III                                                        -                 -       545,331.766
                                                     ===================================================

Accumulation unit value:
   IICA I                                            $         14.87   $         15.02   $         15.05
                                                     ===================================================
   IICA II                                           $          8.71                 -   $         10.44
                                                     ===================================================
   IICA III                                                        -                 -   $          8.70
                                                     ===================================================

Total number of mutual fund shares                           205,377            50,039           932,528
                                                     ===================================================

 Cost of mutual fund shares                          $    24,728,536   $       630,488   $    10,898,491
                                                     ===================================================

                                                                           ING VP
                                                                          EMERGING        ING VP MONEY
                                                       ING VP BOND         MARKETS           MARKET
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $    15,105,693   $       164,366   $    35,751,562
                                                     ---------------   ---------------   ---------------
Total assets                                              15,105,693           164,366        35,751,562
                                                     ---------------   ---------------   ---------------

 Net assets                                          $    15,105,693   $       164,366   $    35,751,562
                                                     ===============   ===============   ===============

NET ASSETS
   Accumulation units                                $    15,073,734   $       164,366   $    35,748,165
   Contracts in payout (annuitization) period                 31,959                 -             3,397
                                                     ---------------   ---------------   ---------------
 Total net assets                                    $    15,105,693   $       164,366   $    35,751,562
                                                     ===============   ===============   ===============

Accumulation units outstanding:
   IICA I                                                855,015.634        24,716.669     2,039,665.870
                                                     ===============   ===============   ===============
   IICA II                                               208,944.921                 -       604,638.842
                                                     ===============   ===============   ===============
   IICA III                                                        -                 -       265,122.676
                                                     ===============   ===============   ===============

Accumulation unit value:
   IICA I                                            $         14.47   $          6.65   $         12.65
                                                     ===============   ===============   ===============
   IICA II                                           $         12.93                 -   $         11.64
                                                     ===============   ===============   ===============
   IICA III                                                        -                 -   $         10.97
                                                     ===============   ===============   ===============

Total number of mutual fund shares                         1,116,459            36,771         2,744,757
                                                     ===============   ===============   ===============

 Cost of mutual fund shares                          $    14,794,963   $       211,065   $    35,646,205
                                                     ===============   ===============   ===============

                                                                            ING VP            ING VP
                                                         ING VP           STRATEGIC         STRATEGIC
                                                         NATURAL          ALLOCATION        ALLOCATION
                                                        RESOURCES          BALANCED           GROWTH
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $       383,006   $       554,459   $       709,784
                                                     ---------------------------------------------------
Total assets                                                 383,006           554,459           709,784
                                                     ---------------------------------------------------

 Net assets                                          $       383,006   $       554,459   $       709,784
                                                     ===================================================

NET ASSETS
   Accumulation units                                $       383,006   $       554,459   $       709,784
   Contracts in payout (annuitization) period                      -                 -                 -
                                                     ---------------------------------------------------
 Total net assets                                    $       383,006   $       554,459   $       709,784
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                 32,989.281        34,383.304        52,778.613
                                                     ===================================================
   IICA II                                                         -        12,126.235         5,273.567
                                                     ===================================================
   IICA III                                                        -                 -                 -
                                                     ===================================================

Accumulation unit value:
   IICA I                                            $         11.61   $         12.92   $         12.62
                                                     ===================================================
   IICA II                                                         -   $          9.09   $          8.29
                                                     ===================================================
   IICA III                                                        -                 -                 -
                                                     ===================================================

Total number of mutual fund shares                            31,601            51,055            65,660
                                                     ===================================================

 Cost of mutual fund shares                          $       429,103   $       634,238   $       852,599
                                                     ===================================================

                                                         ING VP
                                                        STRATEGIC        ING JPMORGAN        ING MFS
                                                        ALLOCATION         FLEMING           CAPITAL
                                                          INCOME        INTERNATIONAL     OPPORTUNITIES
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $     1,560,901   $     1,469,616   $     3,984,148
                                                     ---------------------------------------------------
Total assets                                               1,560,901         1,469,616         3,984,148
                                                     ---------------------------------------------------

 Net assets                                          $     1,560,901   $     1,469,616   $     3,984,148
                                                     ===================================================

NET ASSETS
   Accumulation units                                $     1,520,654   $     1,463,666   $     3,958,583
   Contracts in payout (annuitization) period                 40,247             5,950            25,565
                                                     ---------------------------------------------------
 Total net assets                                    $     1,560,901   $     1,469,616   $     3,984,148
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                 98,588.075       141,521.493       333,608.603
                                                     ===================================================
   IICA II                                                16,424.791        34,667.642       119,891.035
                                                     ===================================================
   IICA III                                                        -                 -                 -
                                                     ===================================================

Accumulation unit value:
    IICA I                                           $         13.70   $          8.39   $          8.84
                                                     ===================================================
    IICA II                                          $         10.35   $          7.97   $          8.42
                                                     ===================================================
    IICA III                                                       -                 -                 -
                                                     ===================================================

Total number of mutual fund shares                           140,749           179,880           210,356
                                                     ===================================================

 Cost of mutual fund shares                          $     1,680,050   $     1,750,081   $     5,325,170
                                                     ===================================================

SEE ACCOMPANYING NOTES.

                                                                         ING SALOMON
                                                                           BROTHERS        ING T. ROWE
                                                         ING MFS          AGGRESSIVE       PRICE GROWTH
                                                        RESEARCH            GROWTH            EQUITY
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $     7,352,669   $     9,493,600   $    16,326,119
                                                     ---------------------------------------------------
Total assets                                               7,352,669         9,493,600        16,326,119
                                                     ---------------------------------------------------

 Net assets                                          $     7,352,669   $     9,493,600   $    16,326,119
                                                     ===================================================

NET ASSETS
   Accumulation units                                $     7,352,669   $     9,490,246   $    16,224,602
   Contracts in payout (annuitization) period                      -             3,354           101,517
                                                     ---------------------------------------------------
 Total net assets                                    $     7,352,669   $     9,493,600   $    16,326,119
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                916,120.335     1,301,937.447     1,092,108.032
                                                     ===================================================
   IICA II                                               110,061.074       146,220.243       109,182.895
                                                     ===================================================
   IICA III                                                        -         1,441.040         5,629.161
                                                     ===================================================

Accumulation unit value:
    IICA I                                           $          7.09   $          6.63   $         13.85
                                                     ===================================================
    IICA II                                          $          7.79   $          5.83   $          9.69
                                                     ===================================================
    IICA III                                                       -   $          4.12   $          7.27
                                                     ===================================================

Total number of mutual fund shares                         1,211,313           360,288           470,629
                                                     ===================================================

 Cost of mutual fund shares                          $     9,656,382   $    12,674,567   $    20,569,328
                                                     ===================================================

                                                          ING VP
                                                        GROWTH AND          ING VP        ING VP INDEX
                                                          INCOME            GROWTH        PLUS LARGECAP
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $    10,865,268   $     2,359,199   $    10,982,858
                                                     ---------------------------------------------------
Total assets                                              10,865,268         2,359,199        10,982,858
                                                     ---------------------------------------------------

 Net assets                                          $    10,865,268   $     2,359,199   $    10,982,858
                                                     ===================================================

NET ASSETS
   Accumulation units                                $    10,787,461   $     2,278,499   $    10,857,833
   Contracts in payout (annuitization) period                 77,807            80,700           125,025
                                                     ---------------------------------------------------
 Total net assets                                    $    10,865,268   $     2,359,199   $    10,982,858
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                718,631.484        79,048.065       305,208.756
                                                     ===================================================
   IICA II                                               407,326.447        37,024.704       139,607.128
                                                     ===================================================
   IICA III                                                4,650.100       235,002.273       850,721.885
                                                     ===================================================

Accumulation unit value:
    IICA I                                           $         11.16   $         10.40   $         13.49
                                                     ===================================================
    IICA II                                          $          6.73   $          7.60   $          9.10
                                                     ===================================================
    IICA III                                         $          5.64   $          5.00   $          6.43
                                                     ===================================================

Total number of mutual fund shares                           749,329           344,409         1,012,245
                                                     ===================================================

 Cost of mutual fund shares                          $    12,642,879   $     3,118,511   $    12,824,092
                                                     ===================================================

                                                                                             ING VP
                                                      ING VP INDEX       ING VP INDEX     INTERNATIONAL
                                                       PLUS MIDCAP      PLUS SMALLCAP        EQUITY
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $        44,575   $        27,623   $       280,751
                                                     ---------------------------------------------------
Total assets                                                  44,575            27,623           280,751
                                                     ---------------------------------------------------

 Net assets                                          $        44,575   $        27,623   $       280,751
                                                     ===================================================

NET ASSETS
   Accumulation units                                $        44,575   $        27,623   $       280,751
   Contracts in payout (annuitization) period                      -                 -                 -
                                                     ---------------------------------------------------
 Total net assets                                    $        44,575   $        27,623   $       280,751
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                          -                 -        34,132.593
                                                     ===================================================
   IICA II                                                         -                 -         4,422.311
                                                     ===================================================
   IICA III                                                4,081.975         2,689.660         7,887.919
                                                     ===================================================

Accumulation unit value:
    IICA I                                                         -                 -   $          6.20
                                                     ===================================================
    IICA II                                                        -                 -   $          6.25
                                                     ===================================================
    IICA III                                         $         10.92   $         10.27   $          5.26
                                                     ===================================================

Total number of mutual fund shares                             3,758             2,776            48,573
                                                     ===================================================

 Cost of mutual fund shares                          $        49,977   $        32,520   $       341,336
                                                     ===================================================

                                                                                         JANUS ASPEN
                                                                              ING VP        SERIES     JANUS ASPEN     JANUS ASPEN
                                               ING VP SMALL     ING VP        VALUE       AGGRESSIVE     SERIES      SERIES FLEXIBLE
                                                 COMPANY      TECHNOLOGY    OPPORTUNITY     GROWTH      BALANCED         INCOME
                                               -------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value   $  8,445,368  $    756,262  $  3,282,248  $  8,360,226  $ 17,714,958     $ 10,027,461
                                               -------------------------------------------------------------------------------------
Total assets                                      8,445,368       756,262     3,282,248     8,360,226    17,714,958       10,027,461
                                               -------------------------------------------------------------------------------------

 Net assets                                    $  8,445,368  $    756,262  $  3,282,248  $  8,360,226  $ 17,714,958     $ 10,027,461
                                               =====================================================================================

NET ASSETS
   Accumulation units                          $  8,160,557  $    756,262  $  3,282,248  $  8,360,226  $ 17,714,958     $ 10,027,461
   Contracts in payout (annuitization) period       284,811             -             -             -             -                -
                                               -------------------------------------------------------------------------------------
 Total net assets                              $  8,445,368  $    756,262  $  3,282,248  $  8,360,226  $ 17,714,958     $ 10,027,461
                                               =====================================================================================

Accumulation units outstanding:
   IICA I                                       357,091.935   115,373.142   200,434.348   511,821.374   719,489.767      526,127.506
                                               =====================================================================================
   IICA II                                       78,471.979    10,727.495    58,977.848    77,571.208   245,427.787      123,060.750
                                               =====================================================================================
   IICA III                                     239,998.329   167,311.774     5,005.201   607,918.799     2,722.715                -
                                               =====================================================================================

Accumulation unit value:
   IICA I                                      $      14.33  $       2.56  $      13.32  $      10.60  $      20.04     $      16.03
                                               =====================================================================================
   IICA II                                     $      10.31  $       2.57  $       9.76  $       8.29  $      13.33     $      12.95
                                               =====================================================================================
   IICA III                                    $       9.31  $       2.59  $       7.36  $       3.77  $       9.12                -
                                               =====================================================================================

Total number of mutual fund shares                  662,382       284,309       335,952       527,792       860,367          815,241
                                               =====================================================================================

Cost of mutual fund shares                     $ 10,693,738  $    821,727  $  4,331,016  $  8,428,069  $ 19,454,280     $  9,724,996
                                               =====================================================================================

                                                                  JANUS ASPEN
                                                                    SERIES
                                                JANUS ASPEN        WORLDWIDE     MFS(R) GLOBAL   MFS(R) TOTAL
                                               SERIES GROWTH        GROWTH        GOVERNMENTS      RETURN
                                               --------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value   $   9,846,151    $    30,977,705   $  1,134,167  $  17,806,238
                                               --------------------------------------------------------------
Total assets                                       9,846,151         30,977,705      1,134,167     17,806,238
                                               --------------------------------------------------------------

 Net assets                                    $   9,846,151    $    30,977,705   $  1,134,167  $  17,806,238
                                               ==============================================================

NET ASSETS
   Accumulation units                          $   9,757,586    $    30,869,168   $  1,134,167  $  17,806,238
   Contracts in payout (annuitization) period         88,565            108,537              -              -
                                               --------------------------------------------------------------
 Total net assets                              $   9,846,151    $    30,977,705   $  1,134,167  $  17,806,238
                                               ==============================================================

Accumulation units outstanding:
   IICA I                                        649,851.591      1,677,026.367     84,628.344    927,093.753
                                               ==============================================================
   IICA II                                       181,345.187        347,180.701     10,800.774    289,688.419
                                               ==============================================================
   IICA III                                        4,781.290        286,081.367              -              -
                                               ==============================================================

Accumulation unit value:
   IICA I                                      $       12.67    $         15.53   $      11.92  $       15.51
                                               ==============================================================
   IICA II                                     $        8.27    $          9.11   $      11.61  $       11.83
                                               ==============================================================
   IICA III                                    $        5.07    $          5.81              -              -
                                               ==============================================================

Total number of mutual fund shares                   673,932          1,471,625        107,708      1,038,870
                                               ==============================================================

Cost of mutual fund shares                     $  12,323,658    $    37,373,716   $  1,086,619  $  19,741,758
                                               ==============================================================

                                                                                 OPPENHEIMER
                                                                 OPPENHEIMER     MAIN STREET
                                                OPPENHEIMER         GLOBAL         GROWTH &      OPPENHEIMER
                                                 AGGRESSIVE       SECURITIES        INCOME      STRATEGIC BOND
                                               ---------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value   $   2,987,302    $    7,123,532   $   6,276,438  $    5,663,533
                                               ---------------------------------------------------------------
Total assets                                       2,987,302         7,123,532       6,276,438       5,663,533
                                               ---------------------------------------------------------------

 Net assets                                    $   2,987,302    $    7,123,532   $   6,276,438  $    5,663,533
                                               ===============================================================

NET ASSETS
   Accumulation units                          $   2,987,302    $    7,123,532   $   6,249,795  $    5,514,268
   Contracts in payout (annuitization) period              -                 -          26,643         149,265
                                               ---------------------------------------------------------------
 Total net assets                              $   2,987,302    $    7,123,532   $   6,276,438  $    5,663,533
                                               ===============================================================

Accumulation units outstanding:
   IICA I                                        231,201.290       249,877.159     463,031.326     325,820.456
                                               ===============================================================
   IICA II                                        71,288.068        52,158.181     201,948.527      63,290.275
                                               ===============================================================
   IICA III                                                -       354,018.066               -      70,628.886
                                               ===============================================================

Accumulation unit value:
   IICA I                                      $       10.34    $        14.00   $       10.10  $        12.27
                                               ===============================================================
   IICA II                                     $        8.37    $        11.88   $        7.79  $        11.35
                                               ===============================================================
   IICA III                                                -    $         8.49               -  $        11.30
                                               ===============================================================

Total number of mutual fund shares                   102,200           402,459         409,689       1,239,285
                                               ===============================================================

Cost of mutual fund shares                     $   3,015,309    $    8,853,444   $   7,529,485  $    5,416,339
                                               ===============================================================

SEE ACCOMPANYING NOTES.

                        ING Insurance Company of America
                           Variable Annuity Account I

                             Statement of Operations

                      For the year ended December 31, 2002

                                                  AIM V.I.
                                                  CAPITAL      AIM V.I. CORE     AIM V.I.      AIM V.I.
                                                APPRECIATION      EQUITY          GROWTH    PREMIER EQUITY
                                                ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                    $          -   $      5,883     $        -   $      5,412
                                                ---------------------------------------------------------
Total investment income                                    -          5,883              -          5,412

Expenses:
   Mortality and expense risk and other
     charges                                              45         14,019         12,654         13,264
                                                ---------------------------------------------------------
Total expenses                                            45         14,019         12,654         13,264
                                                ---------------------------------------------------------
Net investment income (loss)                             (45)        (8,136)       (12,654)        (7,852)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  (26)       (36,781)       (75,362)      (116,519)
Capital gains distributions                                -              -              -              -
                                                ---------------------------------------------------------
Total realized gain (loss) and capital
   gains distributions                                   (26)       (36,781)       (75,362)      (116,519)

Net unrealized appreciation (depreciation)
   of investments                                     (1,184)      (195,246)      (401,634)      (385,267)
                                                ---------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    $     (1,255)  $   (240,163)  $   (489,650)  $   (509,638)
                                                =========================================================

                                               FEDERATED
                                              FUND FOR US     FEDERATED        FEDERATED        FEDERATED
                                               GOVERNMENT      GROWTH         HIGH INCOME     INTERNATIONAL
                                               SECURITIES    STRATEGIES          BOND            EQUITY
                                              -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $   226,464   $           -    $   1,647,694    $           -
                                              -------------------------------------------------------------
Total investment income                           226,464               -        1,647,694                -

Expenses:
  Mortality and expense risk and other
     charges                                       92,892         348,407          226,384          228,076
                                              -------------------------------------------------------------
Total expenses                                     92,892         348,407          226,384          228,076
                                              -------------------------------------------------------------
Net investment income (loss)                      133,572        (348,407)       1,421,310         (228,076)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments           158,777         214,646       (3,603,774)        (791,436)
Capital gains distributions                             -               -                -                -
                                              -------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                             158,777         214,646       (3,603,774)        (791,436)

Net unrealized appreciation (depreciation)
  of investments                                  176,033      (8,061,908)       2,171,317       (3,428,096)
                                              -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $   468,382   $  (8,195,669)   $     (11,147)   $  (4,447,608)
                                              =============================================================

SEE ACCOMPANYING NOTES.

                                                     ALGER      ALGER AMERICAN  ALGER AMERICAN     AMERICAN       AMERICAN
                                                    AMERICAN        INCOME &      LEVERAGED     CENTURY(R) VP  CENTURY(R) VP
                                                    BALANCED        GROWTH          ALLCAP         BALANCED    INTERNATIONAL
                                                -----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                       $     16,055    $     13,553   $        156    $      8,381   $      6,125
                                                ----------------------------------------------------------------------------
Total investment income                                 16,055          13,553            156           8,381          6,125

Expenses:
  Mortality and expense risk and other
     charges                                            13,903          28,675         27,851           4,258          9,785
                                                ----------------------------------------------------------------------------
Total expenses                                          13,903          28,675         27,851           4,258          9,785
                                                ----------------------------------------------------------------------------
Net investment income (loss)                             2,152         (15,122)       (27,695)          4,123         (3,660)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments               (167,291)     (1,075,121)    (1,410,221)        (51,759)      (555,765)
Capital gains distributions                                  -               -              -               -              -
                                                ----------------------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                                 (167,291)     (1,075,121)    (1,410,221)        (51,759)      (555,765)

Net unrealized appreciation (depreciation)
  of investments                                        14,994         272,691        576,819          11,777        383,867
                                                ----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                       $   (150,145)   $   (817,552)  $   (861,097)   $    (35,859)  $   (175,558)
                                                ============================================================================

                                                                  FEDERATED
                                                CALVERT SOCIAL    AMERICAN      FEDERATED
                                                   BALANCED        LEADERS    EQUITY INCOME
                                                -------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                      $      5,349   $  1,127,776   $    386,506
                                                -------------------------------------------
Total investment income                                 5,349      1,127,776        386,506

Expenses:
  Mortality and expense risk and other
     charges                                            2,577      1,377,288        264,149
                                                -------------------------------------------
Total expenses                                          2,577      1,377,288        264,149
                                                -------------------------------------------
Net investment income (loss)                            2,772       (249,512)       122,357

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments               (48,023)     2,829,742       (603,167)
Capital gains distributions                                 -              -              -
                                                -------------------------------------------
Total realized gain (loss) and capital
  gains distributions                                 (48,023)     2,829,742       (603,167)

Net unrealized appreciation (depreciation)
  of investments                                       14,418    (26,841,421)    (4,271,379)
                                                -------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $    (30,833)  $(24,261,191)  $ (4,752,189)
                                                ===========================================

                                               FEDERATED       FEDERATED      FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                              PRIME MONEY       UTILITY        EQUITY-INCOME        GROWTH          HIGH INCOME
                                              -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $    76,684    $     655,580    $      705,355    $       66,297    $      824,324
                                              ----------------------------------------------------------------------------------
Total investment income                            76,684          655,580           705,355            66,297           824,324

Expenses:
  Mortality and expense risk and other
     charges                                       78,239          160,555           550,157           343,258           100,873
                                              ----------------------------------------------------------------------------------
Total expenses                                     78,239          160,555           550,157           343,258           100,873
                                              ----------------------------------------------------------------------------------
Net investment income (loss)                       (1,555)         495,025           155,198          (276,961)          723,451

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                 -       (1,337,582)       (4,523,757)      (13,009,619)       (3,582,888)
Capital gains distributions                             -                -           960,067                 -                 -
                                              ----------------------------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                                   -       (1,337,582)       (3,563,690)      (13,009,619)       (3,582,888)

Net unrealized appreciation (depreciation)
  of investments                                        -       (2,706,364)       (4,812,493)        3,417,227         2,953,552
                                              ----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $    (1,555)   $  (3,548,921)   $   (8,220,985)   $   (9,869,353)   $       94,115
                                              ==================================================================================

                                                                FIDELITY(R) VIP
                                              FIDELITY(R) VIP       II ASSET       FIDELITY(R) VIP
                                                 OVERSEAS         MANAGER(SM)     II CONTRAFUND(R)
                                              ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $       21,226    $      216,856    $        220,222
                                              ----------------------------------------------------
Total investment income                               21,226           216,856             220,222

Expenses:
  Mortality and expense risk and other
     charges                                          37,963            73,978             352,171
                                              ----------------------------------------------------
Total expenses                                        37,963            73,978             352,171
                                              ----------------------------------------------------
Net investment income (loss)                         (16,737)          142,878            (131,949)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments           (1,347,416)       (1,038,137)         (4,163,826)
Capital gains distributions                                -                 -                   -
                                              ----------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                             (1,347,416)       (1,038,137)         (4,163,826)

Net unrealized appreciation (depreciation)
  of investments                                     690,603           263,960           1,461,063
                                              ----------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $     (673,550)   $     (631,299)   $     (2,834,712)
                                              ====================================================

                                                                FIDELITY(R) VIP
                                              FIDELITY(R) VIP    II INVESTMENT       ING VP
                                               II INDEX 500       GRADE BOND        BALANCED       ING VP BOND
                                              -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $       361,715   $        36,052   $      96,875    $    461,307
                                              -----------------------------------------------------------------
Total investment income                               361,715            36,052          96,875         461,307

Expenses:
  Mortality and expense risk and other
    charges                                           350,736            10,885         116,788         172,861
                                              -----------------------------------------------------------------
Total expenses                                        350,736            10,885         116,788         172,861
                                              -----------------------------------------------------------------
Net investment income (loss)                           10,979            25,167         (19,913)        288,446

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments            (3,991,035)           38,402      (1,657,801)        (54,213)
Capital gains distributions                                 -                 -               -          55,876
                                              -----------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                              (3,991,035)           38,402      (1,657,801)          1,663

Net unrealized appreciation (depreciation)
  of investments                                   (3,146,582)           (1,182)        519,048         539,362
                                              -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM  OPERATIONS                  $    (7,126,638)  $        62,387   $  (1,158,666)   $    829,471
                                              =================================================================

                                                                ING SALOMON
                                                                  BROTHERS       ING T. ROWE        ING VP
                                                 ING MFS         AGGRESSIVE     PRICE GROWTH      GROWTH AND
                                                RESEARCH           GROWTH          EQUITY           INCOME
                                              ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $      18,972    $           -    $      38,298    $     116,344
                                              ----------------------------------------------------------------
 Total investment income                             18,972                -           38,298          116,344

 Expenses:
   Mortality and expense risk and
     other charges                                  135,337          194,363          284,212          191,565
                                              ----------------------------------------------------------------
 Total expenses                                     135,337          194,363          284,212          191,565
                                              ----------------------------------------------------------------
Net investment income (loss)                       (116,365)        (194,363)        (245,914)         (75,221)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments          (7,693,651)      (2,876,746)      (8,151,651)      (2,779,794)
Capital gains distributions                               -                -                -                -
                                              ----------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                            (7,693,651)      (2,876,746)      (8,151,651)      (2,779,794)

Net unrealized appreciation (depreciation)
  of investments                                  4,795,711       (3,540,812)       2,355,089       (1,348,383)
                                              ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $  (3,014,305)   $  (6,611,921)   $  (6,042,476)   $  (4,203,398)
                                              ================================================================

SEE ACCOMPANYING NOTES.

                                                                                            ING VP       ING VP        ING VP
                                                ING VP                        ING VP      STRATEGIC     STRATEGIC    STRATEGIC
                                               EMERGING     ING VP MONEY     NATURAL      ALLOCATION   ALLOCATION    ALLOCATION
                                               MARKETS         MARKET       RESOURCES      BALANCED      GROWTH        INCOME
                                              ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $        -    $   1,247,603   $      802    $   14,707   $    17,486   $   49,085
                                              ---------------------------------------------------------------------------------
Total investment income                                -        1,247,603          802        14,707        17,486       49,085

Expenses:
  Mortality and expense risk and other
    charges                                        3,677          473,597        6,403         8,234        12,802       23,536
                                              ---------------------------------------------------------------------------------
Total expenses                                     3,677          473,597        6,403         8,234        12,802       23,536
                                              ---------------------------------------------------------------------------------
Net investment income (loss)                      (3,677)         774,006       (5,601)        6,473         4,684       25,549

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments         (104,559)        (721,051)     (13,389)      (53,479)     (145,586)      65,259
Capital gains distributions                            -                -            -             -             -            -
                                              ---------------------------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                           (104,559)        (721,051)     (13,389)      (53,479)     (145,586)      65,259

Net unrealized appreciation (depreciation)
  of investments                                  83,418           30,118        1,280       (22,405)      (15,406)    (163,446)
                                              ---------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM  OPERATIONS                  $  (24,818)   $      83,073   $  (17,710)   $  (69,411)  $  (156,308)  $  (72,638)
                                              =================================================================================

                                              ING JPMORGAN        ING MFS
                                                 FLEMING          CAPITAL
                                              INTERNATIONAL    OPPORTUNITIES
                                              ------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $       9,126    $           -
                                              ------------------------------
Total investment income                               9,126                -

Expenses:
  Mortality and expense risk and other
    charges                                          19,698           61,551
                                              ------------------------------
Total expenses                                       19,698           61,551
                                              ------------------------------
Net investment income (loss)                        (10,572)         (61,551)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments            (692,553)      (3,730,895)
Capital gains distributions                               -                -
                                              ------------------------------
Total realized gain (loss) and capital
  gains distributions                              (692,553)      (3,730,895)

Net unrealized appreciation (depreciation)
  of investments                                    378,911        2,007,266
                                              ------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM  OPERATIONS                  $    (324,214)   $  (1,785,180)
                                              ==============================

                                                                                                                       ING VP
                                                 ING VP         ING VP INDEX      ING VP INDEX    ING VP INDEX     INTERNATIONAL
                                                 GROWTH         PLUS LARGECAP     PLUS MIDCAP     PLUS SMALLCAP       EQUITY
                                              ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $           -     $      25,794     $        169    $          41    $         739
                                              ----------------------------------------------------------------------------------
 Total investment income                                  -            25,794              169               41              739

 Expenses:
   Mortality and expense risk and
     other charges                                   35,653           133,434              458              303            4,221
                                              ----------------------------------------------------------------------------------
 Total expenses                                      35,653           133,434              458              303            4,221
                                              ----------------------------------------------------------------------------------
Net investment income (loss)                        (35,653)         (107,640)            (289)            (262)          (3,482)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments          (1,203,141)       (2,556,111)             (38)             (22)         (41,921)
Capital gains distributions                               -                 -                -              328                -
                                              ----------------------------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                            (1,203,141)       (2,556,111)             (38)             306          (41,921)

Net unrealized appreciation (depreciation)
  of investments                                    176,887          (125,837)          (6,121)          (4,600)         (57,966)
                                              ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $  (1,061,907)    $  (2,789,588)    $     (6,448)   $      (4,556)   $    (103,369)
                                              ==================================================================================

                                               ING VP SMALL       ING VP        ING VP VALUE
                                                  COMPANY       TECHNOLOGY      OPPORTUNITY
                                              -----------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                    $     56,150    $         -      $      24,774
                                               ----------------------------------------------
 Total investment income                             56,150              -             24,774

 Expenses:
   Mortality and expense risk and
     other charges                                  141,801         12,700             75,610
                                               ----------------------------------------------
 Total expenses                                     141,801         12,700             75,610
                                               ----------------------------------------------
Net investment income (loss)                        (85,651)       (12,700)           (50,836)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments            (691,721)      (583,312)        (1,422,777)
Capital gains distributions                               -              -                  -
                                               ----------------------------------------------
Total realized gain (loss) and capital
  gains distributions                              (691,721)      (583,312)        (1,422,777)
Net unrealized appreciation (depreciation)
  of investments                                 (2,534,486)       (80,644)          (379,958)
                                               ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $ (3,311,858)   $  (676,656)     $  (1,853,571)
                                               ==============================================

                                                   JANUS ASPEN        JANUS ASPEN       JANUS ASPEN
                                                SERIES AGGRESSIVE       SERIES        SERIES FLEXIBLE    JANUS ASPEN
                                                     GROWTH            BALANCED           INCOME        SERIES GROWTH
                                                ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $               -    $     444,094    $       372,814   $           -
                                                ---------------------------------------------------------------------
Total investment income                                         -          444,094            372,814               -

Expenses:
  Mortality and expense risk and
    other charges                                         133,288          255,938            109,858         191,675
                                                ---------------------------------------------------------------------
Total expenses                                            133,288          255,938            109,858         191,675
                                                ---------------------------------------------------------------------
Net investment income (loss)                             (133,288)         188,156            262,956        (191,675)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (3,913,116)      (1,416,806)           163,679      (5,712,031)
Capital gains distributions                                     -                -                  -               -
                                                ---------------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                                  (3,913,116)      (1,416,806)           163,679      (5,712,031)

Net unrealized appreciation (depreciation)
  of investments                                          231,916         (245,426)           273,121       1,368,438
                                                ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $      (3,814,488)   $  (1,474,076)   $       699,756   $  (4,535,268)
                                                =====================================================================

SEE ACCOMPANYING NOTES.

                                                 JANUS ASPEN
                                                   SERIES                                           OPPENHEIMER      OPPENHEIMER
                                                  WORLDWIDE       MFS(R) GLOBAL    MFS(R) TOTAL      AGGRESSIVE        GLOBAL
                                                   GROWTH          GOVERNMENTS       RETURN            GROWTH        SECURITIES
                                                ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $      355,295    $      21,759   $     353,556    $      29,249    $      32,396
                                                ---------------------------------------------------------------------------------
Total investment income                                355,295           21,759         353,556           29,249           32,396

Expenses:
  Mortality and expense risk and
    other charges                                      580,615           10,914         274,719           57,313           86,770
                                                ---------------------------------------------------------------------------------
Total expenses                                         580,615           10,914         274,719           57,313           86,770
                                                ---------------------------------------------------------------------------------
Net investment income (loss)                          (225,320)          10,845          78,837          (28,064)         (54,374)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments            (22,399,939)           2,950         220,468       (1,362,443)        (503,903)
Capital gains distributions                                  -                -         280,313                -                -
                                                ---------------------------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                              (22,399,939)           2,950         500,781       (1,362,443)        (503,903)

Net unrealized appreciation (depreciation)
  of investments                                     9,385,638           44,948      (2,053,031)        (187,985)      (1,352,931)
                                                ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $  (13,239,621)   $      58,743   $  (1,473,413)   $  (1,578,492)   $  (1,911,208)
                                                =================================================================================

                                                 OPPENHEIMER
                                                 MAIN STREET
                                                  GROWTH &        OPPENHEIMER
                                                   INCOME        STRATEGIC BOND
                                                -------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $      60,403    $      308,653
                                                -------------------------------
Total investment income                                60,403           308,653
Expenses:
  Mortality and expense risk and
    other charges                                     105,959            63,199
                                                -------------------------------
Total expenses                                        105,959            63,199
                                                -------------------------------
Net investment income (loss)                          (45,556)          245,454

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments            (1,859,687)         (172,062)
Capital gains distributions                                 -                 -
                                                -------------------------------
Total realized gain (loss) and capital
  gains distributions                              (1,859,687)         (172,062)

Net unrealized appreciation (depreciation)
  of investments                                      206,524           227,698
                                                -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $  (1,698,719)   $      301,090
                                                ===============================

                        ING Insurance Company of America
                           Variable Annuity Account I

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001

                                                  AIM V.I.                                        AIM V.I.
                                                   CAPITAL      AIM V.I. CORE     AIM V.I.        PREMIER
                                                APPRECIATION       EQUITY          GROWTH          EQUITY
                                                -----------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $        738    $       1,422    $   139,540    $     2,234

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          255           (6,940)        (8,187)        20,159
   Net realized gain (loss) on investments
     and capital gains distributions                      (5)         (19,808)       (52,739)        (6,379)
   Net unrealized appreciation
     (depreciation) of investments                      (587)         (62,211)      (286,908)       (47,910)
                                                -----------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations                           (337)         (88,959)      (347,834)       (34,130)

Changes from principal transactions:
   Total unit transactions                             3,149        1,368,108      1,670,835      1,288,745
                                                -----------------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                       3,149        1,368,108      1,670,835      1,288,745
                                                -----------------------------------------------------------
Total increase (decrease)                              2,812        1,279,149      1,323,001      1,254,615
                                                -----------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                        3,550        1,280,571      1,462,541      1,256,849

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          (45)          (8,136)       (12,654)        (7,852)
   Net realized gain (loss) on investments
     and capital gains distributions                     (26)         (36,781)       (75,362)      (116,519)
   Net unrealized appreciation
     (depreciation) of investments                    (1,184)        (195,246)      (401,634)      (385,267)
                                                -----------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations                 (1,255)        (240,163)      (489,650)      (509,638)

Changes from principal transactions:
   Total unit transactions                             3,421          584,537        197,010        626,695
                                                -----------------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions               3,421          584,537        197,010        626,695
                                                -----------------------------------------------------------
Total increase (decrease)                              2,166          344,374       (292,640)       117,057
                                                -----------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $      5,716    $   1,624,945    $ 1,169,901    $ 1,373,906
                                                ===========================================================

SEE ACCOMPANYING NOTES.

                                                                  ALGER             ALGER
                                                   ALGER         AMERICAN          AMERICAN        AMERICAN         AMERICAN
                                                  AMERICAN       INCOME &         LEVERAGED      CENTURY(R) VP    CENTURY(R) VP
                                                  BALANCED        GROWTH            ALLCAP          BALANCED      INTERNATIONAL
                                                --------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $ 1,537,588    $   4,314,521    $   3,803,432    $     382,959    $   1,882,355

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      26,055          221,361           68,267           17,426          131,790
   Net realized gain (loss) on investments
     and capital gains distributions                (13,395)        (195,125)        (254,978)          (3,700)        (147,781)
   Net unrealized appreciation
     (depreciation) of investments                  (61,204)        (700,545)        (481,231)         (32,076)        (510,361)
                                                --------------------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations                       (48,544)        (674,309)        (667,942)         (18,350)        (526,352)

Changes from principal transactions:
   Total unit transactions                         (175,509)        (635,886)        (464,730)         (28,358)        (377,285)
                                                --------------------------------------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                   (175,509)        (635,886)        (464,730)         (28,358)        (377,285)
                                                --------------------------------------------------------------------------------
Total increase (decrease)                          (224,053)      (1,310,195)      (1,132,672)         (46,708)        (903,637)
                                                --------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                   1,313,535        3,004,326        2,670,760          336,251          978,718

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                       2,152          (15,122)         (27,695)           4,123           (3,660)
   Net realized gain (loss) on investments
     and capital gains distributions               (167,291)      (1,075,121)      (1,410,221)         (51,759)        (555,765)
   Net unrealized appreciation
     (depreciation) of investments                   14,994          272,691          576,819           11,777          383,867
                                                --------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations              (150,145)        (817,552)        (861,097)         (35,859)        (175,558)

Changes from principal transactions:
   Total unit transactions                         (413,557)        (707,598)        (353,598)         (23,846)        (325,735)
                                                --------------------------------------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions           (413,557)        (707,598)        (353,598)         (23,846)        (325,735)
                                                --------------------------------------------------------------------------------
Total increase (decrease)                          (563,702)      (1,525,150)      (1,214,695)         (59,705)        (501,293)
                                                --------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $   749,833    $   1,479,176    $   1,456,065    $     276,546    $     477,425
                                                ================================================================================

                                                                                                  FEDERATED
                                                 CALVERT        FEDERATED         FEDERATED      FUND FOR US
                                                  SOCIAL         AMERICAN          EQUITY        GOVERNMENT
                                                 BALANCED        LEADERS           INCOME        SECURITIES
                                                ------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $  219,625    $  134,796,147    $  28,257,521    $ 5,207,916

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      9,563           770,344          149,069        125,933
   Net realized gain (loss) on investments
     and capital gains distributions               (11,031)        3,849,541          186,364         41,195
   Net unrealized appreciation
     (depreciation) of investments                 (18,886)      (11,943,515)      (3,802,146)       110,606
                                                ------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations                      (20,354)       (7,323,630)      (3,466,713)       277,734

Changes from principal transactions:
   Total unit transactions                          22,955        (9,718,691)      (1,891,633)       264,233
                                                ------------------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                    22,955        (9,718,691)      (1,891,633)       264,233
                                                ------------------------------------------------------------
Total increase (decrease)                            2,601       (17,042,321)      (5,358,346)       541,967
                                                ------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                    222,226       117,753,826       22,899,175      5,749,883

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      2,772          (249,512)         122,357        133,572
   Net realized gain (loss) on investments
     and capital gains distributions               (48,023)        2,829,742         (603,167)       158,777
   Net unrealized appreciation
     (depreciation) of investments                  14,418       (26,841,421)      (4,271,379)       176,033
                                                ------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations              (30,833)      (24,261,191)      (4,752,189)       468,382

Changes from principal transactions:
   Total unit transactions                          (9,394)      (15,193,024)      (2,978,920)     1,403,759
                                                ------------------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions            (9,394)      (15,193,024)      (2,978,920)     1,403,759
                                                ------------------------------------------------------------
Total increase (decrease)                          (40,227)      (39,454,215)      (7,731,109)     1,872,141
                                                ------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $  181,999    $   78,299,611    $  15,168,066    $ 7,622,024
                                                ============================================================

                                                                         FEDERATED      FEDERATED       FEDERATED
                                                                          GROWTH       HIGH INCOME    INTERNATIONAL     FEDERATED
                                                                        STRATEGIES        BOND           EQUITY        PRIME MONEY
                                                                      --------------  -------------  --------------   -------------
NET ASSETS AT JANUARY 1, 2001                                         $   47,247,905  $  19,988,456  $   34,740,558   $   4,158,587

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                              122,335      1,770,192       3,234,058         110,251
   Net realized gain (loss) on investments and capital gains
     distributions                                                         2,053,742       (928,501)        963,385               -
   Net unrealized appreciation (depreciation) of investments             (13,015,925)      (826,402)    (14,227,611)              -
                                                                      -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations       (10,839,848)        15,289     (10,030,168)        110,251

Changes from principal transactions:
   Total unit transactions                                                (4,303,637)    (2,048,312)     (4,250,179)        906,033
                                                                      -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         (4,303,637)    (2,048,312)     (4,250,179)        906,033
                                                                      -------------------------------------------------------------
Total increase (decrease)                                                (15,143,485)    (2,033,023)    (14,280,347)      1,016,284
                                                                      -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                           32,104,420     17,955,433      20,460,211       5,174,871

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             (348,407)     1,421,310        (228,076)         (1,555)
   Net realized gain (loss) on investments and capital gains
     distributions                                                           214,646     (3,603,774)       (791,436)              -
   Net unrealized appreciation (depreciation) of investments              (8,061,908)     2,171,317      (3,428,096)              -
                                                                      -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations        (8,195,669)       (11,147)     (4,447,608)         (1,555)

Changes from principal transactions:
   Total unit transactions                                                (6,323,500)    (3,531,366)     (4,424,035)        557,467
                                                                      -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         (6,323,500)    (3,531,366)     (4,424,035)        557,467
                                                                      -------------------------------------------------------------
Total increase (decrease)                                                (14,519,169)    (3,542,513)     (8,871,643)        555,912
                                                                      -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $   17,585,251  $  14,412,920  $   11,588,568   $   5,730,783
                                                                      =============================================================

SEE ACCOMPANYING NOTES.

                                                                                                                       FIDELITY(R)
                                                                       FEDERATED    FIDELITY(R) VIP  FIDELITY(R) VIP    VIP HIGH
                                                                        UTILITY      EQUITY-INCOME      GROWTH           INCOME
                                                                      -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                         $ 20,076,496  $    49,034,119  $    39,716,502  $  10,693,525

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            370,905          280,773          799,281      2,417,398
   Net realized gain (loss) on investments and capital gains
     distributions                                                          68,915         (108,462)      (1,828,508)      (840,605)
   Net unrealized appreciation (depreciation) of investments            (3,242,188)        (537,797)      (4,035,589)    (4,968,974)
                                                                      -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations      (2,802,368)        (365,486)      (5,064,816)    (3,392,181)

Changes from principal transactions:
   Total unit transactions                                              (2,280,808)      (3,159,323)      (2,887,795)       678,108
                                                                      -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       (2,280,808)      (3,159,323)      (2,887,795)       678,108
                                                                      -------------------------------------------------------------
Total increase (decrease)                                               (5,083,176)      (3,524,809)      (7,952,611)    (2,714,073)
                                                                      -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                         14,993,320       45,509,310       31,763,891      7,979,452

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            495,025          155,198         (276,961)       723,451
   Net realized gain (loss) on investments and capital gains
     distributions                                                      (1,337,582)      (3,563,690)     (13,009,619)    (3,582,888)
   Net unrealized appreciation (depreciation) of investments            (2,706,364)      (4,812,493)       3,417,227      2,953,552
                                                                      -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations      (3,548,921)      (8,220,985)      (9,869,353)        94,115

Changes from principal transactions:
   Total unit transactions                                              (2,730,028)      (4,391,516)         280,165     (1,176,818)
                                                                      -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       (2,730,028)      (4,391,516)         280,165     (1,176,818)
                                                                      -------------------------------------------------------------
Total increase (decrease)                                               (6,278,949)     (12,612,501)      (9,589,188)    (1,082,703)
                                                                      -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $  8,714,371  $    32,896,809  $    22,174,703  $   6,896,749
                                                                      =============================================================

                                                                                      FIDELITY(R)      FIDELITY(R)
                                                                       FIDELITY(R)   VIP II ASSET        VIP II
                                                                      VIP OVERSEAS    MANAGER(SM)     CONTRAFUND(R)
                                                                      ------------  ---------------  ---------------
NET ASSETS AT JANUARY 1, 2001                                         $  4,168,293  $     6,672,122  $    38,834,432

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          2,164,076        1,471,292          (52,675)
   Net realized gain (loss) on investments and capital gains
     distributions                                                      (3,438,332)      (1,723,810)      (5,750,818)
   Net unrealized appreciation (depreciation) of investments            (6,569,557)      (1,480,578)         543,663
                                                                      ----------------------------------------------
   Net increase (decrease) in net assets resulting from operations      (7,843,813)      (1,733,096)      (5,259,830)

Changes from principal transactions:
   Total unit transactions                                               6,509,578        1,207,737       (5,442,870)
                                                                      ----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        6,509,578        1,207,737       (5,442,870)
                                                                      ----------------------------------------------
Total increase (decrease)                                               (1,334,235)        (525,359)     (10,702,700)
                                                                      ----------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                          2,834,058        6,146,763       28,131,732

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            (16,737)         142,878         (131,949)
   Net realized gain (loss) on investments and capital gains
     distributions                                                      (1,347,416)      (1,038,137)      (4,163,826)
   Net unrealized appreciation (depreciation) of investments               690,603          263,960        1,461,063
                                                                      ----------------------------------------------
   Net increase (decrease) in net assets resulting from operations        (673,550)        (631,299)      (2,834,712)

Changes from principal transactions:
   Total unit transactions                                                 148,554         (423,616)      (3,209,302)
                                                                      ----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          148,554         (423,616)      (3,209,302)
                                                                      ----------------------------------------------
Total increase (decrease)                                                 (524,996)      (1,054,915)      (6,044,014)
                                                                      ----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $  2,309,062  $     5,091,848  $    22,087,718
                                                                      ==============================================

                                                                                       FIDELITY(R)
                                                                        FIDELITY(R)     VIP II
                                                                       VIP II INDEX    INVESTMENT
                                                                           500         GRADE BOND
                                                                      -----------------------------
NET ASSETS AT JANUARY 1, 2001                                         $  44,132,683   $     963,273

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                              38,881         447,259
   Net realized gain (loss) on investments and capital gains
     distributions                                                            3,476        (234,109)
   Net unrealized appreciation (depreciation) of investments                 21,030      (1,100,089)
                                                                      -----------------------------
   Net increase (decrease) in net assets resulting from operations           63,387        (886,939)

Changes from principal transactions:
   Total unit transactions                                              (11,605,061)        842,489
                                                                      -----------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       (11,605,061)        842,489
                                                                      -----------------------------
Total increase (decrease)                                               (11,541,674)        (44,450)
                                                                      -----------------------------
NET ASSETS AT DECEMBER 31, 2001                                          32,591,009         918,823

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                              10,979          25,167
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (3,991,035)         38,402
   Net unrealized appreciation (depreciation) of investments             (3,146,582)         (1,182)
                                                                      -----------------------------
   Net increase (decrease) in net assets resulting from operations       (7,126,638)         62,387

Changes from principal transactions:
   Total unit transactions                                               (4,943,064)       (295,679)
                                                                      -----------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        (4,943,064)       (295,679)
                                                                      -----------------------------
Total increase (decrease)                                               (12,069,702)       (233,292)
                                                                      -----------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $  20,521,307   $     685,531
                                                                      =============================

                                                                                                     ING VP         ING VP
                                                                         ING VP       ING VP        EMERGING         MONEY
                                                                        BALANCED       BOND          MARKETS         MARKET
                                                                      ------------  ------------  ------------   -------------
NET ASSETS AT JANUARY 1, 2001                                         $  7,942,351  $  7,032,827  $    446,071   $  29,041,019

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            431,458       455,270        76,899         922,268
   Net realized gain (loss) on investments and capital gains
     distributions                                                        (325,627)      306,101       (44,542)        (60,725)
   Net unrealized appreciation (depreciation) of investments              (504,543)     (204,722)      (88,024)        (78,503)
                                                                      --------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations        (398,712)      556,649       (55,667)        783,040

Changes from principal transactions:
   Total unit transactions                                               2,210,903     2,784,679       (77,181)      6,940,132
                                                                      --------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        2,210,903     2,784,679       (77,181)      6,940,132
                                                                      --------------------------------------------------------
Total increase (decrease)                                                1,812,191     3,341,328      (132,848)      7,723,172
                                                                      --------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                          9,754,542    10,374,155       313,223      36,764,191

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            (19,913)      288,446        (3,677)        774,006
   Net realized gain (loss) on investments and capital gains
     distributions                                                      (1,657,801)        1,663      (104,559)       (721,051)
   Net unrealized appreciation (depreciation) of investments               519,048       539,362        83,418          30,118
                                                                      --------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations      (1,158,666)      829,471       (24,818)         83,073

Changes from principal transactions:
   Total unit transactions                                               1,410,147     3,902,067      (124,039)     (1,095,702)
                                                                      --------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        1,410,147     3,902,067      (124,039)     (1,095,702)
                                                                      --------------------------------------------------------
Total increase (decrease)                                                  251,481     4,731,538      (148,857)     (1,012,629)
                                                                      --------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $ 10,006,023  $ 15,105,693  $    164,366   $  35,751,562
                                                                      ========================================================

SEE ACCOMPANYING NOTES.

                                                                                      ING VP         ING VP         ING VP
                                                                        ING VP       STRATEGIC      STRATEGIC      STRATEGIC
                                                                        NATURAL      ALLOCATION    ALLOCATION     ALLOCATION
                                                                       RESOURCES      BALANCED       GROWTH          INCOME
                                                                      ---------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                         $    742,126  $    800,740  $  1,318,769   $    1,581,031

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             (8,609)       10,240         2,781           42,778
   Net realized gain (loss) on investments and capital gains
     distributions                                                          (9,401)      (20,804)      (28,736)        (105,035)
   Net unrealized appreciation (depreciation) of investments              (107,250)      (60,912)     (132,748)          19,859
                                                                      ---------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations        (125,260)      (71,476)     (158,703)         (42,398)

Changes from principal transactions:
   Total unit transactions                                                (110,425)      (54,460)     (246,395)         509,691
                                                                      ---------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         (110,425)      (54,460)     (246,395)         509,691
                                                                      ---------------------------------------------------------
Total increase (decrease)                                                 (235,685)     (125,936)     (405,098)         467,293
                                                                      ---------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                            506,441       674,804       913,671        2,048,324

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             (5,601)        6,473         4,684           25,549
   Net realized gain (loss) on investments and capital gains
     distributions                                                         (13,389)      (53,479)     (145,586)          65,259
   Net unrealized appreciation (depreciation) of investments                 1,280       (22,405)      (15,406)        (163,446)
                                                                      ---------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations         (17,710)      (69,411)     (156,308)         (72,638)

Changes from principal transactions:
   Total unit transactions                                                (105,725)      (50,934)      (47,579)        (414,785)
                                                                      ---------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         (105,725)      (50,934)      (47,579)        (414,785)
                                                                      ---------------------------------------------------------
Total increase (decrease)                                                 (123,435)     (120,345)     (203,887)        (487,423)
                                                                      ---------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $    383,006  $    554,459  $    709,784   $    1,560,901
                                                                      =========================================================

                                                                           ING                                       ING SALOMON
                                                                         JPMORGAN       ING MFS                        BROTHERS
                                                                         FLEMING        CAPITAL        ING MFS        AGGRESSIVE
                                                                      INTERNATIONAL  OPPORTUNITIES     RESEARCH        GROWTH
                                                                     ------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                        $    1,602,904  $  11,714,301   $ 19,399,098  $   32,921,297

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             353,626      1,341,747      3,148,829       1,353,651
   Net realized gain (loss) on investments and capital gains
     distributions                                                         (145,111)    (1,736,689)    (2,006,259)    (15,934,978)
   Net unrealized appreciation (depreciation) of investments               (685,341)    (2,382,036)    (5,364,282)      5,464,885
                                                                     ------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations         (476,826)    (2,776,978)    (4,221,712)     (9,116,442)

Changes from principal transactions:
   Total unit transactions                                                  329,773     (3,120,381)    (2,459,787)     (3,466,847)
                                                                     ------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                           329,773     (3,120,381)    (2,459,787)     (3,466,847)
                                                                     ------------------------------------------------------------
Total increase (decrease)                                                  (147,053)    (5,897,359)    (6,681,499)    (12,583,289)
                                                                     ------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                           1,455,851      5,816,942     12,717,599      20,338,008

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             (10,572)       (61,551)      (116,365)       (194,363)
   Net realized gain (loss) on investments and capital gains
     distributions                                                         (692,553)    (3,730,895)    (7,693,651)     (2,876,746)
   Net unrealized appreciation (depreciation) of investments                378,911      2,007,266      4,795,711      (3,540,812)
                                                                     ------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations         (324,214)    (1,785,180)    (3,014,305)     (6,611,921)

Changes from principal transactions:
   Total unit transactions                                                  337,979        (47,614)    (2,350,625)     (4,232,487)
                                                                     ------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                           337,979        (47,614)    (2,350,625)     (4,232,487)
                                                                     ------------------------------------------------------------
Total increase (decrease)                                                    13,765     (1,832,794)    (5,364,930)    (10,844,408)
                                                                     ------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                      $    1,469,616  $   3,984,148  $   7,352,669  $    9,493,600
                                                                     ============================================================

                                                                       ING T. ROWE
                                                                      PRICE GROWTH
                                                                         EQUITY
                                                                     --------------
NET ASSETS AT JANUARY 1, 2001                                        $   33,378,798

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           4,166,817
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (2,707,060)
   Net unrealized appreciation (depreciation) of investments             (5,579,491)
                                                                     --------------
   Net increase (decrease) in net assets resulting from operations       (4,119,734)

Changes from principal transactions:
   Total unit transactions                                               (3,812,503)
                                                                     --------------
   Increase (decrease) in assets derived from principal
      transactions                                                       (3,812,503)
                                                                     --------------
Total increase (decrease)                                                (7,932,237)
                                                                     --------------
NET ASSETS AT DECEMBER 31, 2001                                          25,446,561

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            (245,914)
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (8,151,651)
   Net unrealized appreciation (depreciation) of investments              2,355,089
                                                                     --------------
   Net increase (decrease) in net assets resulting from operations       (6,042,476)

Changes from principal transactions:
   Total unit transactions                                               (3,077,966)
                                                                     --------------
   Increase (decrease) in assets derived from principal
     transactions                                                        (3,077,966)
                                                                     --------------
Total increase (decrease)                                                (9,120,442)
                                                                     --------------
NET ASSETS AT DECEMBER 31, 2002                                      $   16,326,119
                                                                     ==============

                                                                       ING VP
                                                                     GROWTH AND         ING VP       ING VP INDEX    ING VP INDEX
                                                                       INCOME           GROWTH       PLUS LARGECAP   PLUS MIDCAP
                                                                    -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                       $  23,994,516   $   6,861,594    $  12,035,455   $          -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          (152,008)        499,617          395,791          1,463
   Net realized gain (loss) on investments and capital gains
     distributions                                                     (6,940,119)     (1,913,936)      (2,383,011)           (12)
   Net unrealized appreciation (depreciation) of investments            2,419,603        (105,085)        (243,263)           719
                                                                    -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                        (4,672,524)     (1,519,404)      (2,230,483)         2,170

Changes from principal transactions:
   Total unit transactions                                             (2,127,283)     (1,704,322)       1,670,708         36,566
                                                                    -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                      (2,127,283)     (1,704,322)       1,670,708         36,566
                                                                    -------------------------------------------------------------
Total increase (decrease)                                              (6,799,807)     (3,223,726)        (559,775)        38,736
                                                                    -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                        17,194,709       3,637,868       11,475,680         38,736

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           (75,221)        (35,653)        (107,640)          (289)
   Net realized gain (loss) on investments and capital gains
     distributions                                                     (2,779,794)     (1,203,141)      (2,556,111)           (38)
   Net unrealized appreciation (depreciation) of investments           (1,348,383)        176,887         (125,837)        (6,121)
                                                                    -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                        (4,203,398)     (1,061,907)      (2,789,588)        (6,448)

Changes from principal transactions:
   Total unit transactions                                             (2,126,043)       (216,762)       2,296,766         12,287
                                                                    -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                      (2,126,043)       (216,762)       2,296,766         12,287
                                                                    -------------------------------------------------------------
Total increase (decrease)                                              (6,329,441)     (1,278,669)        (492,822)         5,839
                                                                    -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                     $  10,865,268   $   2,359,199    $  10,982,858   $     44,575
                                                                    =============================================================

SEE ACCOMPANYING NOTES.

                                                                                       ING VP
                                                                    ING VP INDEX    INTERNATIONAL    ING VP SMALL       ING VP
                                                                    PLUS SMALLCAP      EQUITY           COMPANY       TECHNOLOGY
                                                                    -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                       $           -   $     676,029    $   8,152,300   $    237,928

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             1,400          (5,894)         170,112         (8,803)
   Net realized gain (loss) on investments and capital gains
     distributions                                                            (15)       (276,677)        (198,726)      (307,636)
   Net unrealized appreciation (depreciation) of investments                 (298)        139,001          115,344         98,632
                                                                    -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                             1,087        (143,570)          86,730       (217,807)

Changes from principal transactions:
   Total unit transactions                                                 30,508        (149,455)         807,577        714,957
                                                                    -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          30,508        (149,455)         807,577        714,957
                                                                    -------------------------------------------------------------
Total increase (decrease)                                                  31,595        (293,025)         894,307        497,150
                                                                    -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                            31,595         383,004        9,046,607        735,078

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                              (262)         (3,482)         (85,651)       (12,700)
   Net realized gain (loss) on investments and capital gains
     distributions                                                            306         (41,921)        (691,721)      (583,312)
   Net unrealized appreciation (depreciation) of investments               (4,600)        (57,966)      (2,534,486)       (80,644)
                                                                    -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                            (4,556)       (103,369)      (3,311,858)      (676,656)

Changes from principal transactions:
   Total unit transactions                                                    584           1,116        2,710,619        697,840
                                                                    -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                             584           1,116        2,710,619        697,840
                                                                    -------------------------------------------------------------
Total increase (decrease)                                                  (3,972)       (102,253)        (601,239)        21,184
                                                                    -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                     $      27,623   $     280,751    $   8,445,368   $    756,262
                                                                    =============================================================

                                                                                     JANUS ASPEN
                                                                                        SERIES        JANUS ASPEN
                                                                    ING VP VALUE      AGGRESSIVE         SERIES
                                                                     OPPORTUNITY        GROWTH          BALANCED
                                                                    ----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                       $   6,819,785   $  25,895,213    $  23,239,919

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           273,511        (234,019)         251,511
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (572,659)    (15,269,690)        (353,096)
   Net unrealized appreciation (depreciation) of investments             (768,093)      5,877,265       (1,313,100)
                                                                    ----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                        (1,067,241)     (9,626,444)      (1,414,685)

Changes from principal transactions:
   Total unit transactions                                                965,394      (2,622,177)      (2,188,863)
                                                                    ----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         965,394      (2,622,177)      (2,188,863)
                                                                    ----------------------------------------------
Total increase (decrease)                                                (101,847)    (12,248,621)      (3,603,548)
                                                                    ----------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                         6,717,938      13,646,592       19,636,371

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           (50,836)       (133,288)         188,156
   Net realized gain (loss) on investments and capital gains
     distributions                                                     (1,422,777)     (3,913,116)      (1,416,806)
   Net unrealized appreciation (depreciation) of investments             (379,958)        231,916         (245,426)
                                                                    ----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                        (1,853,571)     (3,814,488)      (1,474,076)

Changes from principal transactions:
   Total unit transactions                                             (1,582,119)     (1,471,878)        (447,337)
                                                                    ----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                      (1,582,119)     (1,471,878)        (447,337)
                                                                    ----------------------------------------------
Total increase (decrease)                                              (3,435,690)     (5,286,366)      (1,921,413)
                                                                    ----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                     $   3,282,248   $   8,360,226    $  17,714,958
                                                                    ==============================================

                                                                     JANUS ASPEN
                                                                   SERIES FLEXIBLE   JANUS ASPEN
                                                                       INCOME       SERIES GROWTH
                                                                   ------------------------------
NET ASSETS AT JANUARY 1, 2001                                      $    4,665,808   $  31,014,492

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           261,592        (285,008)
   Net realized gain (loss) on investments and capital gains
     distributions                                                         61,731      (8,065,140)
   Net unrealized appreciation (depreciation) of investments              (21,694)          5,722
                                                                   ------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                           301,629      (8,344,426)

Changes from principal transactions:
   Total unit transactions                                              2,311,603      (3,483,471)
                                                                   ------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       2,311,603      (3,483,471)
                                                                   ------------------------------
Total increase (decrease)                                               2,613,232     (11,827,897)
                                                                   ------------------------------
NET ASSETS AT DECEMBER 31, 2001                                         7,279,040      19,186,595

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           262,956        (191,675)
   Net realized gain (loss) on investments and capital gains
     distributions                                                        163,679      (5,712,031)
   Net unrealized appreciation (depreciation) of investments              273,121       1,368,438
                                                                   ------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                           699,756      (4,535,268)

Changes from principal transactions:
   Total unit transactions                                              2,048,665      (4,805,176)
                                                                   ------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       2,048,665      (4,805,176)
                                                                   ------------------------------
Total increase (decrease)                                               2,748,421      (9,340,444)
                                                                   ------------------------------
NET ASSETS AT DECEMBER 31, 2002                                    $   10,027,461   $   9,846,151
                                                                   ==============================

                                                                 JANUS ASPEN                                        OPPENHEIMER
                                                               SERIES WORLDWIDE    MFS(R) GLOBAL    MFS(R) TOTAL     AGGRESSIVE
                                                                    GROWTH          GOVERNMENTS        RETURN          GROWTH
                                                               -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $     84,021,660    $     651,221    $ 16,786,736    $  9,743,110

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (604,599)          12,144         709,983       1,086,328
   Net realized gain (loss) on investments and capital gains
     distributions                                                  (10,087,004)          17,013          52,303      (6,642,079)
   Net unrealized appreciation (depreciation) of investments         (8,398,420)         (14,431)       (945,490)      2,331,314
                                                               -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (19,090,023)          14,726        (183,204)     (3,224,437)

Changes from principal transactions:
   Total unit transactions                                          (10,299,668)        (106,504)      3,462,087        (949,420)
                                                               -----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   (10,299,668)        (106,504)      3,462,087        (949,420)
                                                               -----------------------------------------------------------------
Total increase (decrease)                                           (29,389,691)         (91,778)      3,278,883      (4,173,857)
                                                               -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                      54,631,969          559,443      20,065,619       5,569,253

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (225,320)          10,845          78,837         (28,064)
   Net realized gain (loss) on investments and capital gains
     distributions                                                  (22,399,939)           2,950         500,781      (1,362,443)
   Net unrealized appreciation (depreciation) of investments          9,385,638           44,948      (2,053,031)       (187,985)
                                                               -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (13,239,621)          58,743      (1,473,413)     (1,578,492)

Changes from principal transactions:
  Total unit transactions                                           (10,414,643)         515,981        (785,968)     (1,003,459)
                                                               -----------------------------------------------------------------
  Increase (decrease) in assets derived from principal
    transactions                                                    (10,414,643)         515,981        (785,968)     (1,003,459)
                                                               -----------------------------------------------------------------
Total increase (decrease)                                           (23,654,264)         574,724      (2,259,381)     (2,581,951)
                                                               -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $     30,977,705    $   1,134,167    $ 17,806,238    $  2,987,302
                                                               =================================================================

                                                                               OPPENHEIMER
                                                               OPPENHEIMER     MAIN STREET
                                                                  GLOBAL         GROWTH &       OPPENHEIMER
                                                                SECURITIES        INCOME       STRATEGIC BOND
                                                               ----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $  6,286,564    $ 11,851,023    $    3,479,334

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     449,225         (81,532)          166,902
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (439,450)       (374,359)          (20,577)
   Net unrealized appreciation (depreciation) of investments       (488,737)       (817,032)           (3,465)
                                                               ----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (478,962)     (1,272,923)          142,860

Changes from principal transactions:
   Total unit transactions                                         (352,935)     (1,297,756)          515,411
                                                               ----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  (352,935)     (1,297,756)          515,411
                                                               ----------------------------------------------
Total increase (decrease)                                          (831,897)     (2,570,679)          658,271
                                                               ----------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                   5,454,667       9,280,344         4,137,605

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     (54,374)        (45,556)          245,454
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (503,903)     (1,859,687)         (172,062)
   Net unrealized appreciation (depreciation) of investments     (1,352,931)        206,524           227,698
                                                               ----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (1,911,208)     (1,698,719)          301,090

Changes from principal transactions:
  Total unit transactions                                         3,580,073      (1,305,187)        1,224,838
                                                               ----------------------------------------------
  Increase (decrease) in assets derived from principal
    transactions                                                  3,580,073      (1,305,187)        1,224,838
                                                               ----------------------------------------------
Total increase (decrease)                                         1,668,865      (3,003,906)        1,525,928
                                                               ----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $  7,123,532    $  6,276,438    $    5,663,533
                                                               ==============================================

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account I

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

ING Insurance Company of America Variable Annuity Account I (the "Account") was established by ING Insurance Company of America ("IICA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. IICA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business IICA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of IICA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of IICA.

Contracts are identified in the Statement of Assets and Liabilities by the qualifiers IICA I, IICA II, and IICA III. IICA I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since June 28, 1995. IICA II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since May 1, 1998. IICA III Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since September 24, 2000.

At December 31, 2002, the Account had fifty-nine investment divisions (the "Divisions"), thirty-seven of which invest in independently managed mutual funds and twenty-two of which invest in mutual funds managed by an affiliate, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation Fund - Series I Shares
   AIM V.I. Core Equity Fund - Series I Shares
   AIM V.I. Growth Fund - Series I Shares
   AIM V.I. Premier Equity Fund - Series I Shares
Alger American Funds:
   Alger American Balanced Portfolio
   Alger American Income & Growth Portfolio
   Alger American Leveraged AllCap Portfolio
American Century(R) Investments:
   American Century(R) VP Balanced Fund
   American Century(R) VP International Fund
Calvert Social Balanced Portfolio
Federated Insurance Series:
   Federated American Leaders Fund II
   Federated Equity Income Fund II
   Federated Fund for US Government Securities II
   Federated Growth Strategies Fund II
   Federated High Income Bond Fund II
   Federated International Equity Fund II
   Federated Prime Money Fund II
   Federated Utility Fund II
Fidelity(R) Investments Variable Insurance Products Funds:
   Fidelity(R) VIP Equity-Income Portfolio - Initial Class
   Fidelity(R) VIP Growth Portfolio - Initial Class
   Fidelity(R) VIP High Income Portfolio - Initial Class
   Fidelity(R) VIP Overseas Portfolio - Initial Class
Fidelity(R) Investments Variable Insurance Products Funds II:
   Fidelity(R) VIP II ASSET MANAGER(SM) Portfolio - Initial Class
   Fidelity(R) VIP II Contrafund(R) Portfolio - Initial Class
   Fidelity(R) VIP II Index 500 Portfolio - Initial Class
   Fidelity(R) VIP II Investment Grade Bond Portfolio
     - Initial Class
ING VP Balanced Portfolio, Inc. - Class R
ING VP Bond Portfolio - Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio - Class R
ING VP Natural Resources Trust
ING Generations Portfolios, Inc.
   ING VP Strategic Allocation Balanced Portfolio - Class R
   ING VP Strategic Allocation Growth Portfolio - Class R
   ING VP Strategic Allocation Income Portfolio - Class R
ING Partners, Inc.:
   ING JPMorgan Fleming International Portfolio - Initial Class
   ING MFS Capital Opportunities Portfolio - Initial Class
   ING MFS Research Portfolio - Initial Class
   ING Salomon Brothers Aggressive Growth Portfolio - I Class
   ING T. Rowe Price Growth Equity Portfolio - Initial Class
ING Variable Funds:
   ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:
   ING VP Growth Portfolio - Class R
   ING VP Index Plus LargeCap Portfolio - Class R
   ING VP Index Plus MidCap Portfolio - Class R
   ING VP Index Plus SmallCap Portfolio - Class R
   ING VP International Equity Portfolio - Class R
   ING VP Small Company Portfolio - Class R
   ING VP Technology Portfolio - Class R
   ING VP Value Opportunity Portfolio - Class R
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth Portfolio
     - Institutional Shares
   Janus Aspen Series Balanced Portfolio - Institutional Shares
   Janus Aspen Series Flexible Income Portfolio - Institutional Shares Janus Aspen Series Growth Portfolio - Institutional Shares
   Janus Aspen Series Worldwide Growth Portfolio
     - Institutional Shares
MFS(R) Variable Insurance Trust:
   MFS (R) Global Governments Series
   MFS(R) Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth Fund/VA(R)
   Oppenheimer Global Securities Fund/VA(R)
   Oppenheimer Main Street Growth & Income Fund/VA(R)
   Oppenheimer Strategic Bond Fund/VA(R)

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

            CURRENT NAME                                  FORMER NAME
---------------------------------------------------------------------------------
  AIM V.I. Core Equity                           AIM V.I. Growth and Income
  AIM V.I. Premier Equity                        AIM V.I. Value
  ING VP Balanced                                Aetna Balanced
  ING VP Bond                                    Aetna Bond
  ING VP Emerging Markets                        Aetna Emerging Markets
  ING VP Money Market                            Aetna Money Market
  ING VP Natural Resources                       Aetna Natural Resources
  ING VP Strategic Allocation Balanced           Aetna Crossroads
  ING VP Strategic Allocation Growth             Aetna Ascent
  ING VP Strategic Allocation Income             Aetna Legacy
  ING JPMorgan Fleming International             PPI Scudder International Growth
  ING MFS Capital Opportunities                  PPI MFS Capital Opportunities
  ING MFS Research                               PPI MFS Research
  ING Salomon Brothers Aggressive Growth         PPI MFS Emerging Equities
  ING T. Rowe Price Growth Equity                PPI T. Rowe Price Growth Equity
  ING VP Growth and Income                       Aetna Growth and Income
  ING VP Growth                                  Aetna Growth
  ING VP Index Plus LargeCap                     Aetna Index Plus Large Cap
  ING VP Index Plus MidCap                       Aetna Index Plus Mid Cap
  ING VP Index Plus SmallCap                     Aetna Index Plus Small Cap
  ING VP International Equity                    Aetna International Equity
  ING VP Small Company                           Aetna Small Company
  ING VP Technology                              Aetna Technology
  ING VP Value Opportunity                       Aetna Value Opportunity

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of IICA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of IICA.

VARIABLE ANNUITY RESERVES

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the Contractowners' aggregate account values invested in the Account Divisions. Net assets allocated to Contracts in the payout period are computed according to the 1983a and 1983 Group Annuity Mortality tables using various assumed interest rates. The mortality risk is fully borne by IICA and may result in additional amounts being transferred into the Account by IICA to cover greater longevity of Contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to IICA.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover IICA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

IICA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge equal to an annual rate of up to 1.25% of the average daily net asset value of each Division of the Account.

ADMINISTRATIVE CHARGES

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.125% of the assets attributable to the Contracts.

PREMIUM TAXES

Various states and other governmental units levy a premium tax on annuity Contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, IICA may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

OTHER CHARGES

Deductions by the Account for other charges may be made in accordance with the terms of the Contracts and paid to IICA.

4. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING VP Bond Portfolio, ING VP Balanced Portfolio, Inc., ING Money Market Portfolio, ING Variable Funds, ING Generation Portfolios, Inc., ING VP Natural Resources Trust, ING Variable Portfolios, Inc., and ING VP Emerging Markets Fund, Inc. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.60% to 1.00% of the average net assets of each respective Fund.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                                     YEAR ENDED DECEMBER 31
                                                                             2002                              2001
                                                               -----------------------------------------------------------------
                                                                  PURCHASES          SALES          PURCHASES          SALES
                                                               -----------------------------------------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation                               $        3,413   $           37   $        3,421   $           17
   AIM V.I. Core Equity                                               751,143          174,742        1,476,419          115,251
   AIM V.I. Growth                                                    280,495           96,139        1,797,889          135,241
   AIM V.I. Premier Equity                                            866,626          247,783        1,424,783          115,879
Alger American Funds:
   Alger American Balanced                                          1,182,540        1,593,945           53,993          203,447
   Alger American Income & Growth                                   2,529,138        3,251,858          273,049          687,574
   Alger American Leveraged AllCap                                  2,364,453        2,745,746          111,478          507,941
American Century(R) Investments:
   American Century(R) VP Balanced Fund                               339,744          359,467           22,444           33,376
   American Century(R) VP International                               870,592        1,199,987          150,745          396,240
Calvert Social Balanced                                               260,430          267,052          108,880           76,362
Federated Insurance Series:
   Federated American Leaders                                       5,273,494       20,716,030        4,621,461       13,569,808
   Federated Equity Income                                          1,325,421        4,181,984        2,204,372        3,946,936
   Federated Fund for US Government Securities                      4,371,773        2,834,442        1,482,942        1,092,776
   Federated Growth Strategies                                      1,101,422        7,773,329        1,615,052        5,796,354
   Federated High Income Bond                                       4,998,929        7,108,985        2,639,243        2,917,363
   Federated International Equity                                     296,466        4,948,577        3,906,796        4,922,917
   Federated Prime Money                                            6,261,000        5,705,088        5,491,450        4,475,166
   Federated Utility                                                1,353,989        3,588,992          878,633        2,788,536
Fidelity(R) Investments Variable Insurance Products Funds:
   Fidelity(R) VIP Equity-Income                                   62,783,461       66,059,712       17,845,262       15,560,492
   Fidelity(R) VIP Growth                                          32,615,474       32,612,270       10,629,910        8,574,632
   Fidelity(R) VIP High Income                                      9,484,376        9,937,743        5,584,038        5,093,723
   Fidelity(R) VIP Overseas                                         4,872,959        4,741,142          801,770          801,807
Fidelity(R) Investments Variable Insurance Products Funds II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                             6,960,480        7,241,218          960,807          839,907
   Fidelity(R) VIP II Contrafund(R)                                31,696,769       35,038,020        5,354,209       10,192,812
   Fidelity(R) VIP II Index 500                                    49,562,673       54,494,758       33,589,695       39,924,214
   Fidelity(R) VIP II Investment Grade Bond                           833,839        1,104,351           52,050          121,006
ING VP Balanced                                                     9,539,861        8,149,627        4,138,657        1,496,296
ING VP Bond                                                        19,631,807       15,385,418        9,594,924        6,354,975
ING VP Emerging Markets                                               337,454          465,170           82,101           82,383
ING VP Money Market                                               170,333,618      170,655,314      194,325,198      186,462,798
ING VP Natural Resources                                              540,324          651,650                1          119,035
ING Generations Portfolios, Inc.:
   ING VP Strategic Allocation Balanced                               773,811          818,272          450,058          494,278
   ING VP Strategic Allocation Growth                               1,570,897        1,613,792           54,219          297,833
   ING VP Strategic Allocation Income                               2,200,293        2,589,529        3,588,525        3,036,056

                                                                                     YEAR ENDED DECEMBER 31
                                                                             2002                              2001
                                                               -----------------------------------------------------------------
                                                                  PURCHASES          SALES          PURCHASES          SALES
                                                               -----------------------------------------------------------------
ING Partners, Inc.:
   ING JPMorgan Fleming International                          $    2,485,289   $    2,157,882   $    1,243,461   $      560,062
   ING MFS Capital Opportunities                                    6,583,570        6,692,735        2,874,988        4,653,622
   ING MFS Research                                                12,763,917       15,230,907        4,684,661        3,995,619
   ING Salomon Brothers Aggressive Growth                          35,918,727       40,345,577       44,316,659       46,429,855
   ING T. Rowe Price Growth Equity                                 25,102,559       28,426,439       10,012,625        9,658,311
ING Variable Funds:
   ING VP Growth and Income                                        36,395,723       38,596,987       33,183,856       35,463,147
ING Variable Portfolios, Inc.:
   ING VP Growth                                                    2,441,151        2,693,566        3,796,370        5,001,075
   ING VP Index Plus LargeCap                                      14,087,957       11,898,831        8,878,508        6,812,009
   ING VP Index Plus MidCap                                            12,372              374           38,199              170
   ING VP Index Plus SmallCap                                             952              302           32,151              243
   ING VP International Equity                                        487,647          490,013          909,240        1,064,589
   ING VP Small Company                                            19,955,082       17,330,114        6,679,849        5,702,160
   ING VP Technology                                                3,348,243        2,663,103        2,892,467        2,186,313
   ING VP Value Opportunity                                         9,156,540       10,789,495        6,727,303        5,488,398
ING Variable Products Trust:
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth                            37,774,169       39,379,335       30,034,026       32,890,222
   Janus Aspen Series Balanced                                     22,821,998       23,081,179        3,095,359        5,032,711
   Janus Aspen Series Flexible Income                              12,462,694       10,151,073        4,121,693        1,548,498
   Janus Aspen Series Growth                                       26,627,804       31,624,655       19,714,470       23,482,949
   Janus Aspen Series Worldwide Growth                             72,537,740       83,177,703       26,949,502       37,853,769
MFS(R) Variable Insurance Trust:
   MFS(R) Global Governments                                        1,375,422          848,596          329,353          423,713
   MFS(R) Total Return                                             27,586,760       28,013,578        7,733,721        3,561,651
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                                   23,459,144       24,490,667       30,632,151       30,495,243
   Oppenheimer Global Securities                                    9,368,013        5,842,314        4,236,530        4,140,240
   Oppenheimer Main Street Growth & Income                         11,321,580       12,672,323        1,177,999        2,557,287
   Oppenheimer Strategic Bond                                       8,124,966        6,654,674        2,210,261        1,527,948

6. CHANGES IN UNITS

The net changes in units outstanding follow:

                                                                               YEAR ENDED DECEMBER 31,
                                                                               2002               2001
                                                                         -----------------------------------
                                                                         NET UNITS ISSUED   NET UNITS ISSUED
                                                                            (REDEEMED)         (REDEEMED)
                                                                         -----------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation                                                      509                373
   AIM V.I. Core Equity                                                            90,663            173,865
   AIM V.I. Growth                                                                 43,250            239,975
   AIM V.I. Premier Equity                                                         92,637            158,750
Alger American Funds:
   Alger American Balanced                                                        (23,021)            (8,931)
   Alger American Income & Growth                                                 (36,014)           (27,876)
   Alger American Leveraged AllCap                                                (19,670)           (21,738)
American Century(R) Investments:
   American Century(R) VP Balanced Fund                                            (1,786)            (1,919)
   American Century(R) VP International                                           (25,240)           (22,856)
Calvert Social Balanced                                                            (1,116)             1,828
Federated Insurance Series:
   Federated American Leaders                                                    (876,127)          (460,062)
   Federated Equity Income                                                       (274,554)          (153,916)
   Federated Fund for US Government Securities                                     96,263             18,284
   Federated Growth Strategies                                                   (420,224)          (215,873)
   Federated High Income Bond                                                    (289,445)          (164,631)
   Federated International Equity                                                (367,941)          (263,124)
   Federated Prime Money                                                           45,000             74,297
   Federated Utility                                                             (252,967)          (159,042)
Fidelity(R) Investments Variable Insurance Products Funds:
   Fidelity(R) VIP Equity-Income                                                 (315,515)           (19,298)
   Fidelity(R) VIP Growth                                                         266,882            281,622
   Fidelity(R) VIP High Income                                                   (154,966)          (161,493)
   Fidelity(R) VIP Overseas                                                         6,810            (34,373)
Fidelity(R) Investments Variable Insurance Products Funds II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                                           (37,270)            (9,694)
   Fidelity(R) VIP II Contrafund(R)                                              (199,791)          (310,381)
   Fidelity(R) VIP II Index 500                                                  (317,831)          (318,777)
   Fidelity(R) VIP II Investment Grade Bond                                       (20,911)            (8,062)
ING VP Balanced                                                                   182,190            262,856
ING VP Bond                                                                       279,558            216,220

                                                                               YEAR ENDED DECEMBER 31,
                                                                               2002                2001
                                                                         ------------------------------------
                                                                         NET UNITS ISSUED    NET UNITS ISSUED
                                                                            (REDEEMED)          (REDEEMED)
                                                                         ------------------------------------
ING VP Emerging Markets                                                           (17,417)            (10,863)
ING VP Money Market                                                               (81,733)            574,013
ING VP Natural Resources                                                           (9,133)             (9,037)
ING Generations, Inc.:
   ING VP Strategic Allocation Balanced                                            (5,425)             (3,722)
   ING VP Strategic Allocation Growth                                              (5,898)            (19,177)
   ING VP Strategic Allocation Income                                             (28,386)             39,839
ING Partners, Inc.:
   ING JPMorgan Fleming International                                              35,375              29,523
   ING MFS Capital Opportunities                                                   (2,629)           (224,579)
   ING MFS Research                                                              (288,830)           (251,672)
   ING Salomon Brothers Aggressive Growth                                        (528,359)           (381,953)
   ING T. Rowe Price Growth Equity                                               (214,135)           (228,705)
ING Variable Funds:
   ING VP Growth and Income                                                      (154,801)           (149,832)
ING Variable Portfolios, Inc.:
   ING VP Growth                                                                    3,051             (14,963)
   ING VP Index Plus LargeCap                                                     391,013             255,069
   ING VP Index Plus MidCap                                                           993               3,089
   ING VP Index Plus SmallCap                                                          46               2,643
   ING VP International Equity                                                        317             (12,988)
   ING VP Small Company                                                           168,092              52,735
   ING VP Technology                                                              127,863             124,709
   ING VP Value Opportunity                                                      (125,888)             38,091
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth                                           (45,483)            132,711
   Janus Aspen Series Balanced                                                    (21,709)           (114,576)
   Janus Aspen Series Flexible Income                                             137,074             156,041
   Janus Aspen Series Growth                                                     (330,143)           (239,935)
   Janus Aspen Series Worldwide Growth                                           (587,174)           (355,235)
MFS(R) Variable Insurance Trust:
   MFS(R) Global Governments                                                       45,216             (10,425)
   MFS(R) Total Return                                                            (64,009)            210,457
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                                                  (97,444)            (74,055)
   Oppenheimer Global Securities                                                  280,366              68,010
   Oppenheimer Main Street Growth & Income                                       (123,351)            (97,960)
   Oppenheimer Strategic Bond                                                      96,139              46,269

7. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                      INVESTMENT
                                UNITS   UNIT FAIR VALUE   NET ASSETS    INCOME       EXPENSE RATIO    TOTAL RETURN LOWEST
          DIVISION             (000S)  LOWEST TO HIGHEST    (000S)       RATIO     LOWEST TO HIGHEST       TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation
    2002                            1       $  6.00        $      6         -          1.00%                  -25.11%
    2001                            1       $  8.01               4     12.41%      1.00% to 1.25%            -24.05%
    2000                            -       $ 10.55               1         *              *                       *

AIM V.I. Core Equity
    2002                          265       $  6.12           1,625      0.40%      1.00% to 1.25%            -16.42%
    2001                          174       $  7.32           1,281      0.09%      1.00% to 1.25%            -23.61%
    2000                            -       $  9.58               1         *              *                       *

AIM V.I. Growth
    2002                          299       $  3.91           1,170         -          1.00%                  -31.66%
    2001                          256       $  5.71           1,463      0.43%      1.00% to 1.25%            -34.56%
    2000                           16       $  8.73             140         *              *                       *

AIM V.I. Premier Equity
    2002                          252       $  5.46           1,374      0.41%         1.00%                  -30.95%
    2001                          159       $  7.91           1,257      4.22%      1.00% to 1.25%            -13.44%
    2000                            -       $  9.13               2         *              *                       *

                                                                      INVESTMENT
                                UNITS   UNIT FAIR VALUE   NET ASSETS    INCOME       EXPENSE RATIO    TOTAL RETURN LOWEST
          DIVISION             (000S)  LOWEST TO HIGHEST    (000S)       RATIO     LOWEST TO HIGHEST       TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUNDS:
Alger American Balanced
    2002                           45            $ 16.76    $    750        1.56%         1.40%                    -13.52%
    2001                           68            $ 19.39       1,314        3.23%    1.25% to 1.40%                 -3.31%
    2000                           77            $ 20.05       1,538           *            *                           *

Alger American Income &
 Growth
    2002                           95            $ 15.60       1,479        0.60%         1.40%                    -32.07%
    2001                          131            $ 22.96       3,004        7.41%    1.25% to 1.40%                -15.53%
    2000                          159            $ 27.19       4,315           *            *                           *

Alger American Leveraged
 AllCap
    2002                          101            $ 14.44       1,456        0.01%         1.40%                    -34.84%
    2001                          121            $ 22.16       2,671        3.44%    1.25% to 1.40%                -17.11%
    2000                          142            $ 26.74       3,803           *            *                           *

AMERICAN CENTURY(R)
 INVESTMENTS:
American Century(R) VP
 Balanced
    2002                           21            $ 12.99         277        2.74%         1.40%                    -10.82%
    2001                           23            $ 14.57         336        6.24%    1.25% to 1.40%                 -4.89%
    2000                           25            $ 15.32         383           *            *                           *

American Century(R) VP
 International
    2002                           41            $ 11.53         477        0.84%         1.40%                    -21.49%
    2001                           67            $ 14.69         979       10.52%    1.25% to 1.40%                -30.17%
    2000                           90            $ 21.03       1,882           *            *                           *

                                                                      INVESTMENT
                                UNITS   UNIT FAIR VALUE   NET ASSETS    INCOME       EXPENSE RATIO    TOTAL RETURN LOWEST
          DIVISION             (000S)  LOWEST TO HIGHEST    (000S)       RATIO     LOWEST TO HIGHEST       TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced
    2002                           19    $8.03 to $9.61   $      182        2.65%    1.00% to 1.40%    -13.38% to -12.46%
    2001                           20   $10.92 to $11.09         222        5.66%    1.00% to 1.40%     -8.25% to -8.10%
    2000                           18   $11.88 to $12.09         220           *            *                     *

FEDERATED INSURANCE SERIES:
Federated American Leaders
    2002                        4,801       $ 16.28           78,300        1.15%    1.25% to 1.40%          -21.33%
    2001                        5,677       $ 20.70          117,754        2.00%    1.25% to 1.40%           -5.56%
    2000                        6,137       $ 21.92          134,796           *            *                     *

Federated Equity Income
    2002                        1,535       $  9.83           15,168        2.03%    1.25% to 1.40%          -21.85%
    2001                        1,809       $ 12.58           22,899        1.95%    1.25% to 1.40%          -12.24%
    2000                        1,963       $ 14.34           28,257           *            *                     *

Federated Fund for US
 Government Securities
    2002                          510       $ 14.95            7,622        3.39%         1.40%                7.52%
    2001                          414       $ 13.90            5,750        5.53%    1.25% to 1.40%            5.53%
    2000                          395       $ 13.18            5,208           *            *                     *

Federated Growth Strategies
    2002                        1,290       $ 13.63           17,585           -          1.40%              -27.38%
    2001                        1,710       $ 18.77           32,104        1.60%    1.25% to 1.40%          -23.48%
    2000                        1,926       $ 24.53           47,248           *            *                     *

                                                                                                            INVESTMENT
                                                                UNITS     UNIT FAIR VALUE     NET ASSETS      INCOME
                       DIVISION                                (000S)    LOWEST TO HIGHEST      (000S)        RATIO
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (CONTINUED):
Federated High Income Bond
   2002                                                         1,175        $ 12.25          $   14,413        10.18%
   2001                                                         1,465        $ 12.25              17,955        10.78%
   2000                                                         1,630        $ 12.26              19,988            *

Federated International Equity
   2002                                                         1,068        $ 10.82              11,589            -
   2001                                                         1,436        $ 14.21              20,460        13.04%
   2000                                                         1,699        $ 20.42              34,741            *

Federated Prime Money
   2002                                                           462        $ 12.40               5,731         1.41%
   2001                                                           417        $ 12.41               5,175         3.90%
   2000                                                           343        $ 12.13               4,159            *

Federated Utility
   2002                                                           870        $  9.96               8,714         5.53%
   2001                                                         1,123        $ 13.28              14,993         3.52%
   2000                                                         1,282        $ 15.61              20,076            *

FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
Fidelity(R) VIP Equity-Income
   2002                                                         2,485     $8.34 to $14.18         32,897         1.80%
   2001                                                         2,801    $10.14 to $17.31         45,509         6.50%
   2000                                                         2,821     $9.90 to $18.47         49,034            *

                                                                  EXPENSE RATIO      TOTAL RETURN LOWEST
                       DIVISION                                 LOWEST TO HIGHEST         TO HIGHEST
--------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (CONTINUED):
Federated High Income Bond
   2002                                                           1.25% to 1.40%            -0.03%
   2001                                                           1.25% to 1.40%            -0.05%
   2000                                                                 *                       *

Federated International Equity
   2002                                                           1.25% to 1.40%           -23.84%
   2001                                                           1.25% to 1.40%           -30.42%
   2000                                                                 *                       *

Federated Prime Money
   2002                                                               1.40%                 -0.01%
   2001                                                           1.25% to 1.40%             2.28%
   2000                                                                 *                       *

Federated Utility
   2002                                                           1.25% to 1.40%           -25.01%
   2001                                                           1.25% to 1.40%           -14.94%
   2000                                                                 *                       *

FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
Fidelity(R) VIP Equity-Income
   2002                                                           1.00% to 1.40%      -18.11% to -17.77%
   2001                                                           1.00% to 1.40%       -6.30% to 2.48%
   2000                                                                 *                       *

                                                                                                            INVESTMENT
                                                                UNITS     UNIT FAIR VALUE     NET ASSETS      INCOME
                       DIVISION                                (000S)    LOWEST TO HIGHEST      (000S)        RATIO
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS
  (CONTINUED):
Fidelity(R) VIP Growth
    2002                                                        2,474      $5.56 to $12.19    $   22,175        0.25%
    2001                                                        2,207      $8.04 to $17.69        31,764        7.38%
    2000                                                        1,925      $9.86 to $21.79        39,717           *

Fidelity(R) VIP High Income
    2002                                                          790      $6.71 to $9.04          6,897       11.08%
    2001                                                          945      $6.57 to $8.86          7,979       17.37%
    2000                                                        1,106      $7.54 to $10.18        10,694           *

Fidelity(R) VIP Overseas
    2002                                                          251      $7.23 to $9.59          2,309        0.83%
    2001                                                          244      $9.19 to $12.20         2,834       14.13%
    2000                                                          279     $11.80 to $15.70         4,168           *

FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
Fidelity(R) VIP II ASSET MANAGER(SM)
    2002                                                          391      $9.92 to $13.91         5,092        3.86%
    2001                                                          428     $11.01 to $15.46         6,147        5.71%
    2000                                                          438     $11.62 to $16.35         6,672           *

Fidelity(R) VIP II Contrafund(R)
    2002                                                        1,431      $7.95 to $16.55        22,088        0.88%
    2001                                                        1,631      $8.86 to $18.52        28,132        3.67%
    2000                                                        1,941      $9.82 to $21.40        38,834           *

                                                                  EXPENSE RATIO      TOTAL RETURN LOWEST
                       DIVISION                                 LOWEST TO HIGHEST         TO HIGHEST
--------------------------------------------------------------------------------------------------------
FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS
  (CONTINUED):
Fidelity(R) VIP Growth
    2002                                                          1.00% to 1.40%      -31.09% to -30.80%
    2001                                                          1.00% to 1.40%      -18.81% to -18.48
    2000                                                                 *                     *

Fidelity(R) VIP High Income
    2002                                                          1.25% to 1.40%        2.00% to 2.15%
    2001                                                          1.25% to 1.40%      -12.98% to -12.85%
    2000                                                                 *                     *

Fidelity(R) VIP Overseas
    2002                                                          1.25% to 1.40%      -21.40% to -21.28%
    2001                                                          1.00% to 1.40%      -22.28% to -22.16%
    2000                                                                 *                     *

FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
Fidelity(R) VIP II ASSET MANAGER(SM)
    2002                                                          1.25% to 1.40%       -10.01% to -9.87%
    2001                                                          1.25% to 1.40%        -5.44% to -5.30%
    2000                                                                 *                     *

Fidelity(R) VIP II Contrafund(R)
    2002                                                          1.00% to 1.40%      -10.62% to -10.25%
    2001                                                          1.00% to 1.40%      -13.48% to -9.81%
    2000                                                                 *                     *

                                                                                                            INVESTMENT
                                                                UNITS     UNIT FAIR VALUE     NET ASSETS      INCOME
                       DIVISION                                (000s)    LOWEST TO HIGHEST      (000s)        RATIO
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II
  (CONTINUED):
Fidelity(R) VIP II Index 500
    2002                                                        1,512      $8.71 to $14.87        20,521        1.36%
    2001                                                        1,830     $11.34 to $19.40        32,591        1.19%
    2000                                                        2,149     $13.07 to $22.38        44,133           *

Fidelity(R) VIP II Investment Grade Bond
    2002                                                           46          $15.02         $      686        4.49%
    2001                                                           67          $13.81                919        5.53%
    2000                                                           75          $12.91                963           *

ING VP BALANCED
    2002                                                          919      $8.70 to $15.05        10,006        0.98%
    2001                                                          737      $9.80 to $17.02         9,754        6.16%
    2000                                                          474     $10.33 to $18.02         7,942           *

ING VP BOND
    2002                                                        1,064     $12.93 to $14.47        15,106        3.62%
    2001                                                          784     $12.09 to $13.55        10,374        6.63%
    2000                                                          568     $11.26 to $12.64         7,033           *

ING VP EMERGING MARKETS
    2002                                                           25          $6.65                 164           -
    2001                                                           42          $7.43                 313       21.63%
    2000                                                           53          $8.42                 446           *

                                                                  EXPENSE RATIO      TOTAL RETURN LOWEST
                       DIVISION                                 LOWEST TO HIGHEST         TO HIGHEST
--------------------------------------------------------------------------------------------------------
FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II
  (CONTINUED):
Fidelity(R) VIP II Index 500
    2002                                                          1.25% to 1.40%      -23.34% to -23.22%
    2001                                                          1.25% to 1.40%      -13.34% to -13.20%
    2000                                                                 *                     *

Fidelity(R) VIP II Investment Grade Bond
    2002                                                               1.40%                 8.80%
    2001                                                          1.25% to 1.40%             6.94%
    2000                                                                 *                     *

ING VP BALANCED
    2002                                                          1.00% to 1.40%      -11.56% to -11.20%
    2001                                                          1.00% to 1.40%       -5.56% to -5.17%
    2000                                                                 *                     *

ING VP BOND
    2002                                                          1.25% to 1.40%        6.82% to 6.98%
    2001                                                          1.00% to 1.40%        7.22% to 7.38%
    2000                                                                 *                     *

ING VP EMERGING MARKETS
    2002                                                               1.40%               -10.60%
    2001                                                          1.25% to 1.40%           -11.68%
    2000                                                                 *                     *

                                                                                                            INVESTMENT
                                                                UNITS     UNIT FAIR VALUE     NET ASSETS      INCOME
                       DIVISION                                (000S)    LOWEST TO HIGHEST      (000S)        RATIO
-----------------------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET
    2002                                                        2,909     $10.97 to $12.65    $   35,752       3.44%
    2001                                                        2,991     $10.91 to $12.62        36,764       4.11%
    2000                                                        2,417     $10.76 to $12.32        29,041          *

ING VP NATURAL RESOURCES
    2002                                                           33          $11.61                383       0.18%
    2001                                                           42          $12.02                506          -
    2000                                                           51          $14.51                742          *

ING GENERATIONS PORTFOLIOS, INC.:
ING VP Strategic Allocation Balanced
    2002                                                           47      $9.09 to $12.92           554       2.39%
    2001                                                           52     $10.18 to $14.48           675       2.79%
    2000                                                           56     $11.08 to $15.79           801          *

ING VP Strategic Allocation Growth
    2002                                                           58      $8.29 to $12.62           710       2.15%
    2001                                                           64      $9.73 to $14.84           914       1.58%
    2000                                                           83     $11.14 to $17.02         1,319          *

ING VP Strategic Allocation Income
    2002                                                          115     $10.35 to $13.70         1,561       2.72%
    2001                                                          143     $10.95 to $14.52         2,048       3.63%
    2000                                                          104     $11.36 to $15.09         1,581          *

                                                                  EXPENSE RATIO      TOTAL RETURN LOWEST
                       DIVISION                                 LOWEST TO HIGHEST         TO HIGHEST
--------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET
    2002                                                          1.00% to 1.40%        0.20% to 0.61%
    2001                                                          1.00% to 1.40%        1.41% to 2.63%
    2000                                                                 *                     *

ING VP NATURAL RESOURCES
    2002                                                               1.40%                -3.47%
    2001                                                          1.25% to 1.40%           -17.12%
    2000                                                                 *                     *

ING GENERATIONS PORTFOLIOS, INC.:
ING VP Strategic Allocation Balanced
    2002                                                          1.25% to 1.40%      -10.81% to -10.67%
    2001                                                          1.00% ro 1.40%       -8.30% to -8.16%
    2000                                                                 *                     *

ING VP Strategic Allocation Growth
    2002                                                          1.25% to 1.40%      -14.97% to -14.84%
    2001                                                          1.00% to 1.40%      -12.79% to -12.65%
    2000                                                                 *                     *

ING VP Strategic Allocation Income
    2002                                                          1.25% to 1.40%       -5.69% to -5.54%
    2001                                                          1.00% to 1.40%       -3.75% to -3.60%
    2000                                                                 *                     *

                                                                                                            INVESTMENT
                                                                UNITS     UNIT FAIR VALUE     NET ASSETS      INCOME
                       DIVISION                                (000S)    LOWEST TO HIGHEST      (000S)        RATIO
-----------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.:
ING JPMorgan Fleming International
    2002                                                          176      $7.97 to $8.39     $    1,470       0.62%
    2001                                                          141      $9.86 to $10.38         1,456      24.41%
    2000                                                          111     $13.66 to $14.42         1,602          *

ING MFS Capital Opportunities
    2002                                                          453      $8.42 to $8.84          3,984          -
    2001                                                          456     $12.20 to $12.84         5,817      16.63%
    2000                                                          681     $16.42 to $17.30        11,714          *

ING MFS Research
    2002                                                        1,026      $7.09 to $7.79          7,353       0.19%
    2001                                                        1,315      $9.57 to $10.50        12,718      20.94%
    2000                                                        1,567     $12.27 to $13.44        19,399          *

ING Salomon Brothers Aggressive Growth
    2002                                                        1,450      $4.12 to $6.63          9,494          -
    2001                                                        1,978      $6.43 to $10.40        20,338       6.42%
    2000                                                        2,360      $8.68 to $14.10        32,921          *

ING T. Rowe Price Growth Equity
    2002                                                        1,207      $7.27 to $13.85        16,326       0.18%
    2001                                                        1,421     $12.80 to $18.32        25,447      15.48%
    2000                                                        1,650     $14.43 to $20.69        33,378          *

                                                                  EXPENSE RATIO      TOTAL RETURN LOWEST
                       DIVISION                                 LOWEST TO HIGHEST         TO HIGHEST
--------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.:
ING JPMorgan Fleming International
    2002                                                          1.25% to 1.40%      -19.23% to -19.10%
    2001                                                          1.00% to 1.40%      -27.96% to -27.84%
    2000                                                                 *                     *

ING MFS Capital Opportunities
    2002                                                          1.25% to 1.40%      -31.14% to -31.04%
    2001                                                          1.00% to 1.40%      -25.82% to -25.70%
    2000                                                                 *                     *

ING MFS Research
    2002                                                          1.25% to 1.40%      -25.95% to -25.83%
    2001                                                          1.00% to 1.40%      -22.00% to -21.88%
    2000                                                                 *                     *

ING Salomon Brothers Aggressive Growth
    2002                                                          1.00% to 1.40%      -36.21% to -35.95%
    2001                                                          1.00% to 1.40%      -26.26% to -25.96%
    2000                                                                 *                     *

ING T. Rowe Price Growth Equity
    2002                                                          1.00% to 1.40%      -24.37% to -20.23%
    2001                                                          1.00% to 1.40%      -11.48% to -11.35%
    2000                                                                 *                     *

                                                                                                            INVESTMENT
                                                                UNITS     UNIT FAIR VALUE     NET ASSETS      INCOME
                       DIVISION                                (000S)    LOWEST TO HIGHEST      (000S)        RATIO
--------------------------------------------------------------------------------------------------------------------------
ING VARIABLE FUNDS:
ING VP Growth and Income
    2002                                                        1,131      $5.64 to $11.16    $   10,865       0.83%
    2001                                                        1,285      $7.59 to $15.10        17,195       0.62%
    2000                                                        1,435      $9.03 to $18.77        23,995          *

ING VARIABLE PORTFOLIOS, INC.:
ING VP Growth
    2002                                                          351      $5.00 to $10.40         2,359          -
    2001                                                          348      $7.11 to $14.84         3,638      10.59%
    2000                                                          363      $9.84 to $20.64         6,861          *

ING VP Index Plus LargeCap
    2002                                                        1,296      $6.43 to $13.49        10,983       0.23%
    2001                                                          905      $8.25 to $17.44        11,476       4.80%
    2000                                                          649      $9.68 to $20.48        12,035          *

ING VP Index Plus MidCap
    2002                                                            4          $10.92                 45       0.41%
    2001                                                            3          $12.54                 39       8.59%
    2000                                                           **              **                 **         **

ING VP Index Plus SmallCap
    2002                                                            3          $10.27                 28       0.14%
    2001                                                            2          $11.95                 32      10.40%
    2000                                                           **              **                 **         **

                                                                  EXPENSE RATIO      TOTAL RETURN LOWEST
                       DIVISION                                 LOWEST TO HIGHEST         TO HIGHEST
--------------------------------------------------------------------------------------------------------
ING VARIABLE FUNDS:
ING VP Growth and Income
    2002                                                          1.00% to 1.40%      -26.04% to -25.74%
    2001                                                          1.00% to 1.40%      -19.55% to -15.90%
    2000                                                                 *                     *

ING VARIABLE PORTFOLIOS, INC.:
ING VP Growth
    2002                                                          1.00% to 1.40%      -29.94% to -29.65%
    2001                                                          1.00% to 1.40%      -28.09% to -27.79%
    2000                                                                 *                     *

ING VP Index Plus LargeCap
    2002                                                          1.00% to 1.40%      -22.63% to -22.31%
    2001                                                          1.00% to 1.40%      -14.84% to -14.48%
    2000                                                                 *                     *

ING VP Index Plus MidCap
    2002                                                               1.00%               -12.97%
    2001                                                               1.00%                   **
    2000                                                                 **                    **

ING VP Index Plus SmallCap
    2002                                                               1.00%               -14.07%
    2001                                                               1.00%                   **
    2000                                                                 **                    **

                                                                             INVESTMENT
                                      UNITS    UNIT FAIR VALUE   NET ASSETS    INCOME      EXPENSE RATIO    TOTAL RETURN LOWEST
                                      (000S)  LOWEST TO HIGHEST    (000S)       RATIO    LOWEST TO HIGHEST      TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
 (CONTINUED):
ING VP International Equity
    2002                                  46   $5.26 to $6.25    $      281     0.22%      1.00% to 1.40%   -27.71% to -27.41%
    2001                                  46   $7.24 to $8.63           383     0.09%      1.00% to 1.40%   -24.95% to -24.64%
    2000                                  59   $9.61 to $11.48          676        *              *                 *

ING VP Small Company
    2002                                 676   $9.31 to $14.33        8,445     0.64%      1.00% to 1.40%   -24.30% to -23.99%
    2001                                 507  $12.25 to $18.93        9,047     3.07%      1.00% to 1.40%     2.54% to 2.96%
    2000                                 455  $11.89 to $18.46        8,152        *              *                 *

ING VP Technology
    2002                                 293   $2.56 to $2.59           756        -       1.00% to 1.40%   -42.10% to -41.87%
    2001                                 166   $4.42 to $4.45           735        -       1.00% to 1.40%   -24.04% to -23.75%
    2000                                  41   $5.82 to $5.84           238        *              *                 *

ING VP Value Opportunity
    2002                                 264   $7.36 to $13.32        3,282     0.50%      1.00% to 1.40%   -27.00% to -26.70%
    2001                                 390  $10.05 to $18.25        6,718     5.60%      1.00% to 1.40%   -10.89% to -8.87%
    2000                                 352  $11.02 to $20.48        6,820        *              *                 *

JANUS ASPEN SERIES:
Janus Aspen Series Aggressive Growth
    2002                               1,197   $3.77 to $10.60        8,360        -       1.00% to 1.40%   -28.95% to -28.65%
    2001                               1,243   $5.28 to $14.92       13,647        -       1.00% to 1.40%   -40.31% to -40.06%
    2000                               1,110   $8.82 to $25.00       25,895        *              *                 *

                                                                             INVESTMENT
                                      UNITS    UNIT FAIR VALUE   NET ASSETS    INCOME      EXPENSE RATIO    TOTAL RETURN LOWEST
            DIVISION                  (000S)  LOWEST TO HIGHEST    (000S)       RATIO    LOWEST TO HIGHEST      TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES (CONTINUED):
Janus Aspen Series Balanced
    2002                                 968   $9.12 to $20.04   $   17,715     2.38%      1.00% to 1.40%    -7.76% to -7.38%
    2001                                 989   $9.84 to $21.72       19,636     2.54%      1.00% to 1.40%    -6.05% to 0.72%
    2000                               1,104   $9.77 to $23.12       23,240        *              *                 *

Janus Aspen Series Flexible Income
    2002                                 649  $12.95 to $16.03       10,027     4.31%      1.25% to 1.40%     8.93% to 9.10%
    2001                                 512  $11.87 to $14.72        7,279     5.65%      1.00% to 1.40%     6.22% to 6.38%
    2000                                 356  $11.16 to $13.86        4,666        *              *                 *

Janus Aspen Series Growth
    2002                                 836   $5.07 to $12.67        9,846        -       1.00% to 1.40%    -27.54% to 1.52%
    2001                               1,166  $11.40 to $17.49       19,187     0.26%      1.00% to 1.40%   -25.80% to -25.68%
    2000                               1,406  $15.34 to $23.57       31,014        *              *                 *

Janus Aspen Series Worldwide Growth
    2002                               2,310   $5.81 to $15.53       30,978     0.83%      1.00% to 1.40%   -26.55% to -26.24%
    2001                               2,897   $7.88 to $21.14       54,632     0.44%      1.00% to 1.40%   -23.53% to -23.22%
    2000                               3,253  $10.27 to $27.65       84,022        *              *                 *

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Global Governments
    2002                                  95  $11.61 to $11.92        1,134     2.57%      1.25% to 1.40%     6.89% to 7.05%
    2001                                  50  $10.85 to $11.15          559     3.16%      1.25% to 1.40%     3.28% to 3.43%
    2000                                  61  $10.49 to $10.80          651        *              *                 *

                                                                             INVESTMENT
                                      UNITS    UNIT FAIR VALUE   NET ASSETS    INCOME      EXPENSE RATIO    TOTAL RETURN LOWEST
            DIVISION                  (000S)  LOWEST TO HIGHEST    (000S)       RATIO    LOWEST TO HIGHEST      TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
 (CONTINUED):
MFS(R) Total Return
    2002                               1,217  $11.83 to $15.51   $   17,806     1.87%     1.25% to 1.40%     -6.50% to -6.35%
    2001                               1,281  $12.63 to $16.59       20,066     5.25%     1.25% to 1.40%     -1.17% to -1.01%
    2000                               1,070  $12.76 to $16.78       16,787        *             *                  *

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Aggressive Growth
    2002                                 302   $8.37 to $10.34        2,987     0.68%     1.25% to 1.40%    -28.80% to -28.69%
    2001                                 400  $11.74 to $14.52        5,569    15.42%     1.25% to 1.40%    -32.24% to -32.14%
    2000                                 474  $17.30 to $21.42        9,743        *             *                  *

Oppenheimer Global Securities
    2002                                 656   $8.49 to $14.00        7,124     0.52%     1.00% to 1.40%    -23.23% to -22.91%
    2001                                 376  $11.01 to $18.23        5,455     8.61%     1.00% to 1.40%    -13.28% to -12.92%
    2000                                 308  $12.65 to $21.02        6,287        *             *                  *

Oppenheimer Main Street
 Growth & Income
    2002                                 665   $7.79 to $10.10        6,276     0.78%     1.25% to 1.40%    -19.94% to -19.81%
    2001                                 788   $9.71 to $12.62        9,280     0.55%     1.25% to 1.40%    -11.43% to -11.29%
    2000                                 886  $10.95 to $14.25       11,851        *             *                  *

                                                                             INVESTMENT
                                      UNITS    UNIT FAIR VALUE   NET ASSETS    INCOME      EXPENSE RATIO    TOTAL RETURN LOWEST
            DIVISION                  (000S)  LOWEST TO HIGHEST    (000S)       RATIO    LOWEST TO HIGHEST      TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 (CONTINUED):
Oppenheimer Strategic Bond
    2002                                 460  $11.30 to $12.27   $    5,664     6.30%     1.00% to 1.40%      5.94% to 6.37%
    2001                                 364  $10.62 to $11.58        4,138     5.71%     1.00% to 1.40%      1.72% to 3.52%
    2000                                 317  $10.33 to $11.21        3,479        *             *                  *

*    Not provided for 2000.
** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.

                                      S-49
                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements:

          (1)   Included in Part A:

                Condensed Financial Information

          (2)   Included in Part B:

               Financial Statements of Variable Annuity Account I:
               - Report of Independent Auditors
               - Statement of Assets and Liabilities as of December 31, 2002
               - Statement of Operations for the year ended December 31, 2002
               - Statements of Changes in Net Assets for the years ended
                  December 31, 2002 and 2001
               - Notes to Financial Statements
               Financial Statements of ING Insurance Company of America:
               - Reports of Independent Auditors
               - Consolidated Income Statements for the years ended
                 December 31, 2002, 2001, one month ended
                 December 31, 2000 and eleven months ended November 30, 2000
               - Consolidated Balance Sheets as of December 31, 2002 and 2001
               - Consolidated Statements of Changes in Shareholder's
                 Equity for the years ended December 31, 2002 and 2001, one month ended December 31, 2000, and eleven months ended November 30, 2000
               - Consolidated Statements of Cash Flows for the years
                 ended December 31, 2002, 2001, one month ended
                 December 31, 2000 and eleven months ended November 30, 2000
               - Notes to Consolidated Financial Statements

     (b)  Exhibits
          (1)   Resolution establishing Variable Annuity Account I(1)

          (2)   Not Applicable

          (3.1) Selling Agreement(1)
          (3.2) Principal Underwriting Agreement between Aetna Insurance
                Company of America and Aetna Investment Services, LLC effective as of November 17, 2000(2)

          (4.1) Variable Annuity Contract (G-MP2(5/97))(3)
          (4.2) Variable Annuity Contract Certificate (MP2CERT(5/97))(3) (4.3) Variable Annuity Contract (IMP2(5/97))(3)
          (4.4) Variable Annuity Contract (G2-CDA-94(IR))(1)
          (4.5) Variable Annuity Contract (G2-CDA-94(NQ))(1)
          (4.6) Variable Annuity Contract (G-MP2(5/96))(4)
          (4.7) Certificate of Group Annuity Coverage (MP2CERT(5/96))(4)

          (4.8) Endorsement (MP2NQEND(4/95))(5)
          (4.9) Endorsement (MP2NQCERTEND(4/95))(5)
          (4.10)Endorsement (MP2IREND(4/95))(5)
          (4.11)Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and
                Certificate MP2CERT(5/96)(3)
          (4.12)Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96) and
                Certificate MP2CERT(5/96)(3)
          (4.13)Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL) and certificate GTCC2-99(TORP)(FL)(6)

          (5)  Variable Annuity Contract Application(1)

          (6.1)Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Insurance Company of America (formerly Aetna Insurance Company of America)(7)
          (6.2)By-laws restated as of January 1, 2002 of ING Insurance Company of America (formerly Aetna Insurance Company of America)(7)

          (7)  Not Applicable

          (8.1)Fund  Participation  Agreement  dated as of May 1,  1998  between
               Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna, Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management(8)
          (8.2)Amendment  No.  1 dated as of May 1,  2000 to Fund  Participation
               Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management(8)
          (8.3)Service  Agreement  dated May 1, 1998 between  Aeltus  Investment
               Management, Inc. and Aetna Insurance Company of America(8)
          (8.4)First  Amendment  dated as of May 1,  2000 to  Service  Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America(8)
          (8.5) Sample Administrative Service Agreement(9)
          (8.6)Fund  Participation  Agreement  dated August 30, 1995 among Aetna
               Insurance Company of America, Alger American Fund and Fred Alger Management, Inc.(9)
          (8.7)Fund Participation Agreement dated December 1, 1997 among Calvert
               Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Insurance Company of America(10)
          (8.8)Service  Agreement  dated December 1, 1997 between  Calvert Asset
               Management   Company,   Inc.  and  Aetna  Insurance   Company  of
               America(10)
          (8.9)Fund  Participation  Agreement  dated  July 1,  1994 by and among
               Insurance Management Series, Federated Advisers and Aetna Insurance Company of

               America(11)

          (8.10)Fund Participation Agreement dated October 20, 1995 among Aetna
               Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation(9)
          (8.11)First Amendment  dated as of May 1, 1997 to Fund  Participation
               Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation(8)
          (8.12)Fund Participation Agreement dated October 20, 1995 among Aetna
               Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation(9)
          (8.13)First Amendment  dated as of May 1, 1997 to Fund  Participation
               Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation(8)
          (8.14)Service  Agreement  effective  as of  November  1, 1995 by and between Fidelity Investment Institutional Operations Company and Aetna Insurance Company of America(2)
          (8.15)Amendment dated January 1, 1997 to Service Agreement  effective as of November 1, 1995 by and between Fidelity Investment Institutional Operations Company and Aetna Insurance Company of America(2)
          (8.16)Amendment  effective  as of July 1, 2000 to Service  Agreement effective as of November 1, 1995 and amended effective January 1, 1997 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)
          (8.17)Fund Participation Agreement dated December 8, 1997 among Janus
               Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(12)
          (8.18)Amendment  dated  October  12,  1998  to  Fund   Participation
               Agreement dated December 8, 1997 among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(12)
          (8.19)Amendment dated August 1, 2000 to Fund Participation Agreement dated December 8, 1997 among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(2)
          (8.20)Letter Agreement dated December 7, 2001 between Janus and Aetna
               Insurance Company of America reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(6)
          (8.21)Service  Agreement  dated as of December 8, 1997 between  Janus
               Capital Corporation and Aetna Insurance Company of America(12) (8.22)First Amendment dated August 1, 2000 to Service Agreement dated as of December 8, 1997 between Janus Capital Corporation and Aetna Insurance Company of America(2)
          (8.23)Distribution and Shareholder Services Agreement dated as of August 1, 2000 between Janus Distributors, Inc. and Aetna Insurance Company of American(2)
          (8.24)Letter Agreement dated October 19, 2001 between Janus and Aetna
               Insurance Company of America reflecting evidence of a new Distribution and

               Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(6)
          (8.25)Fund  Participation  Agreement  dated  September  1, 1995 among
               Aetna  Insurance   Company  of  America  and  Lexington   Natural
               Resources Trust and Lexington Management Corporation(9) (8.26)Fund Participation Agreement dated September 1, 1995 among
               Aetna Insurance Company of America, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation(9)
          (8.27)Fund  Participation  Agreement  dated  April 30, 1996 among MFS
               Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company(13)
          (8.28)First Amendment  dated September 3, 1996 to Fund  Participation
               Agreement dated April 30, 1996 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company(14)
          (8.29)Second Amendment dated as of May 1, 1998 to Fund  Participation
               Agreement dated April 30, 1996 and amended on September 3, 1996 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company(8)
          (8.30)Third  Amendment  effective July 1, 1999 to Fund  Participation
               Agreement dated April 30, 1996 and amended on September 3, 1996 and May 1, 1998 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company(8)
          (8.31)Fourth Amendment dated as of November 17, 2000 to Participation
               Agreement entered into on April 30, 1996 and amended on September 3, 1996, May 1, 1998 and July 1, 1999 among MFS Variable
               Insurance   Trust,   Aetna  Insurance   Company  of  America  and
               Massachusetts Financial Services Company(13)
          (8.32)Fund Participation  Agreement dated April 1, 1997 between Aetna
               Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc.(4)
          (8.33)Service  Agreement  dated April 1, 1997 between Aetna Insurance
               Company of America and Oppenheimer Funds, Inc.(4) (8.34)Participation Agreement dated as of December 5, 2001 among
               Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America(6)
          (8.35)Amendment dated as of March 5, 2002 to Participation Agreement dated as of December 5, 2001 by and between Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America(6)
          (8.36)Amendment dated May 1, 2003 between ING Partners, INC., ING Life
               Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America to the Participation Agreement dated as of December 5, 2001 and subsequently amended on March 5, 2002.(15)
          (8.37)Shareholder Servicing Agreement (Service Class Shares) dated as
                May 1, 2002 between Portfolio Partners, Inc. and Aetna Insurance Company of America (to be renamed ING Insurance Company of America)(16)
          (8.38)Amendment dated May 1, 2003 by and between ING Partners, Inc.
                and ING Insurance Company of America to the Shareholder Servicing Agreement (Service Class Shares) dated
                May 1, 2002.(15)
          (8.39)Fund Participation  Agreement dated October 9, 1995 among Aetna
               Insurance Company of America, TCI Portfolios, Inc. and Investors Research Corporation(9)

          (9)  Opinion and Consent of Counsel

          (10) Consents of Independent Auditors

          (11) Not applicable

          (12) Not applicable

          (13) Schedule for Computation of Performance Data(4)

          (14.1) Powers of Attorney (17)

          (14.2) Certificate of Resolution Authorizing Signatures(1)

-------------------------------

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

2. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

5. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.

6. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

7. Incorporated by reference to ING Insurance Company of America Annual Report on Form 10-K (File No. 33-81010), as filed on March 28, 2002.

8.   Incorporated   by  reference  to   Post-Effective   Amendment   No.  11  to
     Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

9. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

10. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.

11. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-59749), as filed on July 29, 1997.

12. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.

13.  Incorporated   by  reference  to   Post-Effective   Amendment   No.  13  to
     Registration Statement on Form N-4 (File No. 33-59749), as filed on April 11, 2001.

14. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-59749), as filed on September 16, 1996.

15. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2003.

16. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

17. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 on behalf of Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 25.   Directors and Principal Officers of the Depositor*
------------------------------------------------------------

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
------------------                                  --------------------------
Keith Gubbay 1                                      Director and President

Phillip Randall Lowery 1                            Director

Thomas Joseph McInerney 1                           Director

Mark Alan Tullis 1                                  Director

David Wheat 1                                       Director

Allan Baker 2                                       Senior Vice President

Stephen Joseph Preston 3                            Senior Vice President

Jacques de Vaucleroy 1                              Senior Vice President

Boyd George Combs 1                                 Senior Vice President, Tax

Linda Beblo 3                                       Vice President

Jeoffrey A. Block 4                                 Vice President

Kevin L. Christensen 4                              Vice President

Elizabeth Clifford 3                                Vice President

Patricia Marie Corbett 4                            Vice President

Robert B. DiMartino 2                               Vice President

Shari Ann Enger 3                                   Vice President

Steven J. Haun 4                                    Vice President

Gregg William Holgate                               Vice President
5100 W Lemon Street, Suite 213
Tampa, Florida  33609

Ronald Christian Hull 2                             Vice President

Todd E. Nevenhoven 4                                Vice President

Laurie M. Tillinghast 2                             Vice President

Christopher Robert Welp 4                           Vice President

Mary Broesch 3                                      Vice President and Actuary

Bruce T. Campbell 2                                 Vice President and Actuary

Dianne Clous 2                                      Vice President and Actuary

Michael Harris 3                                    Vice President and Actuary

Richard Lau 3                                       Vice President and Actuary

Antonio Manuel Muniz 3                              Vice President and Actuary

Laurie A. Schlenkermann 2                           Vice President and Actuary

Mark D. Sperry 2                                    Vice President and Actuary

Alice Su 3                                          Vice President and Actuary

Lawrence D. Taylor                                  Vice President and Actuary
1290 Broadway
Denver, Colorado 80203-5699

Albert Joseph Zlogar 3                              Vice President and Appointed
                                                     Actuary

Frederick C. Litow 1                                Vice President and Assistant
                                                     Treasurer

Cheryl Lynn Price 1                                 Vice President, Chief
                                                     Financial Officer and Chief
                                                     Accounting Officer

Brian John Murphy 2                                 Vice President and Chief
                                                     Compliance Officer

David Scott Pendergrass 1                           Vice President and Treasurer

Renee Evelyn McKenzie 1                             Vice President, Assistant
                                                     Treasurer and Assistant
                                                     Secretary

Robin Angel 1                                       Vice President, Investments

Daniel J. Foley 1                                   Vice President, Investments

Maurice Melvin Moore 1                              Vice President, Investments

Fred Cooper Smith 1                                 Vice President, Investments

Joseph J. Elmy 2                                    Vice President, Tax

Paula Cludray-Engelke 5                             Secretary

Jane A. Boyle 2                                     Assistant Secretary

Linda H. Freitag 1                                  Assistant Secretary

Daniel F. Hinkel 1                                  Assistant Secretary

William Hope 1                                      Assistant Secretary

Joseph D. Horan 1                                   Assistant Secretary

Terri Wecker Maxwell 1                              Assistant Secretary

Donna M. O'Brien 2                                  Assistant Secretary

Loralee Ann Renelt 5                                Assistant Secretary

Rebecca A. Schoff 5                                 Assistant Secretary

Carol Semplice 2                                    Assistant Secretary

Linda Ellen Senker 3                                Assistant Secretary

Patricia M. Smith 2                                 Assistant Secretary

John F. Todd 2                                      Assistant Secretary

Glenn Allan Black 1                                 Tax Officer

Terry L. Owens 1                                    Tax Officer

James Taylor 1                                      Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

1 The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3 The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4 The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 33-75988), as filed on April 10, 2003 for Variable Annuity
Account C of ING Life Insurance and Annuity Company.

Item 27. Number of Contract Owners

As of February 28, 2003, there were 13,403 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

Item 28. Indemnification

Florida Statutes chapter 607.0850 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0850(1) provides that a corporation shall have power to indemnify a person who was or is a party to a proceeding (other than an action by, or in the right of, the corporation), by reason of the fact that the person who is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0850(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection (1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0850(3), to the extent that the person seeking indemnification has been successful on the merits or otherwise in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any civil or criminal proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees and agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4) provides that any indemnification under subsection (1) or
(2), unless made pursuant to a determination by a court, shall be made by the corporation only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made (a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section 607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9). Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with this statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the principal and underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section  20 of  the  ING  Financial  Advisers,  LLC  Limited  Liability  Company
Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC, also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC, and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act).

(b)  The following are the directors and officers of the Principal Underwriter:

Name and Principal                           Positions and Offices with
Business Address                             Principal Underwriter
------------------                           --------------------------

Ronald R. Barhorst                           Director and President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert L. Francis 1                          Director and Senior Vice
                                              President

Shaun Patrick Mathews 2                      Director and Senior Vice President

Allan Baker 2                                Senior Vice President

Boyd George Combs 3                          Senior Vice President

Susan J. Stamm 2                             Chief Financial Officer

William T. Abramowicz                        Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Maryellen R. Allen 2                         Vice President

Douglas J. Ambrose 1                         Vice President

Louis E. Bachetti                            Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Robert H. Barley 2                           Vice President

David A. Brounley 2                          Vice President

Brian D. Comer 2                             Vice President

Keith J. Green 3                             Vice President

Brian K. Haendiges 2                         Vice President

Brian P. Harrington 4                        Vice President

Bernard P. Heffernon                         Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211

William S. Jasien 4                          Vice President

Jess D. Kravitz 2                            Vice President

Mary Ann Langevin 2                          Vice President

Christina Lareau 2                           Vice President

Katherine E. Lewis                           Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. K. Lewis                            Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                              Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Mark R. Luckinbill                           Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612

Christine Cannon Marcks 2                    Vice President

Richard T. Mason                             Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Pamela L. Mulvey 2                           Vice President

Scott T. Neeb 1                              Vice President

Ethel Pippin 2                               Vice President

Deborah Rubin 4                              Vice President

Frank W. Snodgrass                           Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Terran Titus 2                               Vice President

S. Bradford Vaughan, Jr.                     Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Judeen T. Wrinn 2                            Vice President

Therese M. Squillacote 2                     Vice President
                                             and Chief Compliance Officer

David Scott Pendergrass 1                    Vice President and Treasurer

David A. Kelsey 2                            Assistant Vice President

Paula Cludray-Engelke 5                      Secretary

Loralee Ann Renelt 5                         Assistant Secretary

Rebecca A. Schoff 5                          Assistant Secretary

John F. Todd 2                               Assistant Secretary

Robert J. Scalise 2                          Assistant Treasurer

Glenn Allan Black 3                          Tax Officer

Joseph J. Elmy 2                             Tax Officer

G. Michael Fell 3                            Tax Officer

1 The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3 The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4 The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c)  Compensation from January 1, 2002 to December 31, 2002:

      (1)            (2)              (3)                (4)            (5)

Name of       Net Underwriting   Compensation on
Principal     Discounts and      Redemption or        Brokerage
Underwriter   Commissions        Annuitization        Commissions  Compensation*
-----------   -----------        -------------        -----------  -------------

ING Financial                                                       $81.46
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account I of ING Insurance Company of America during 2002.


Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the Service Center of the Depositor as follows:

                        ING Insurance Company of America
                              151 Farmington Avenue
                           Hartford, Connecticut 06156

Item 31.   Management Services

Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of ING Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-59749) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on the 18th day of April, 2003.

VARIABLE ANNUITY ACCOUNT I OF
ING INSURANCE COMPANY OF AMERICA
(Registrant)

By ING INSURANCE COMPANY OF AMERICA
(Depositor)

By /s/ Keith Gubbay*
--------------------
Keith Gubbay
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                           Date
---------                            -------                          ----

/s/ Keith Gubbay* 1                 Director and President           )
-------------------
Keith Gubbay                        (principal executive officer)    )
                                                                     )
/s/ Randy Lowery* 1                 Director                         ) April
-------------------
P. Randall Lowery                                                    ) [ ], 2003
                                                                     )
/s/ Thomas J. McInerney* 1          Director                         )
--------------------------
Thomas J. McInerney                                                  )
                                                                     )
/s/ Mark A. Tullis* 1               Director                         )
---------------------
Mark A. Tullis                                                       )
                                                                     )
                                    Director                         )
---------------------
David Wheat                                                          )
                                                                     )
/s/ Cheryl L. Price*                Chief Financial Officer and Chief)
--------------------                 Accounting Officer
Cheryl L. Price                      (principal accounting officer)



By: /s/ Linda E. Senker
   -------------------------
    Linda E. Senker
   *Attorney-in-Fact

1 Constitutes a majority of directors

                           VARIABLE ANNUITY ACCOUNT I
                                  EXHIBIT INDEX

Item               Exhibit                                  Page #
-----              -------                                  ------

9                  Opinion and Consent of Counsel           EX-99.B9

10                 Consents of Auditors                     EX-99.B10